UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07443

Name of Registrant:	Vanguard Whitehall Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2020—April 30, 2021

Item 1: Reports to Shareholders

Semiannual Report   |   April 30, 2021
Vanguard Selected Value Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	16
Liquidity Risk Management	18

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2021
Selected Value Fund	Beginning Account Value 10/31/2020	Ending Account Value 4/30/2021	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,528.10	$2.07
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.16	1.66
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.33%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Selected Value Fund
Fund Allocation
As of April 30, 2021
Communication Services	0.8%
Consumer Discretionary	15.6
Consumer Staples	0.7
Energy	3.9
Financials	29.3
Health Care	6.1
Industrials	22.6
Information Technology	8.2
Materials	8.1
Real Estate	1.4
Utilities	3.3
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Selected Value Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (94.2%)
Communication Services (0.8%)
	Omnicom Group Inc.	636,300	52,342
Consumer Discretionary (14.7%)
*	Gildan Activewear Inc.	4,722,706	163,831
*	Taylor Morrison Home Corp. Class A	3,571,543	111,468
*	Helen of Troy Ltd.	384,180	81,143
	Lear Corp.	437,782	80,482
	Gentex Corp.	1,795,374	63,161
	American Eagle Outfitters Inc.	1,783,160	61,644
*	Ford Motor Co.	5,128,127	59,178
*	Skechers USA Inc. Class A	1,205,325	58,446
*	Mohawk Industries Inc.	277,719	57,071
*	PVH Corp.	497,879	56,350
	Whirlpool Corp.	236,176	55,844
	Newell Brands Inc.	2,011,365	54,226
	Hanesbrands Inc.	1,784,600	37,584
	Extended Stay America Inc.	1,553,760	30,904
	Gap Inc.	783,437	25,932
			997,264
Consumer Staples (0.6%)
	Spectrum Brands Holdings Inc.	422,849	37,270
	Ingredion Inc.	54,680	5,108
			42,378
Energy (3.7%)
	Halliburton Co.	3,240,456	63,383
	NOV Inc.	3,759,533	56,205
	Baker Hughes Co. Class A	2,190,681	43,989
	Cenovus Energy Inc.	3,821,052	29,690
	Euronav NV	2,532,587	21,578
*	TechnipFMC plc	2,854,756	21,125
	Murphy Oil Corp.	645,960	10,936
	Devon Energy Corp.	131,582	3,076
*	Technip Energies NV ADR	124,475	1,769
			251,751
Financials (27.6%)
	Unum Group	3,668,000	103,658
	Fifth Third Bancorp	2,506,161	101,600
	FirstCash Inc.	1,262,187	90,915
4

Selected Value Fund
		Shares	Market Value• ($000)
	Equitable Holdings Inc.	2,650,549	90,728
	Globe Life Inc.	873,502	89,525
	Fidelity National Financial Inc.	1,890,987	86,267
	American International Group Inc.	1,747,857	84,684
	Voya Financial Inc.	1,151,895	78,122
	Jefferies Financial Group Inc.	2,346,121	76,272
	CNO Financial Group Inc.	2,977,704	76,021
*	Arch Capital Group Ltd.	1,903,999	75,608
	Axis Capital Holdings Ltd.	1,343,287	74,955
	Essent Group Ltd.	1,350,000	70,983
	Regions Financial Corp.	3,236,935	70,565
*	Alleghany Corp.	100,240	68,060
	KeyCorp.	2,947,082	64,129
	CNA Financial Corp.	1,259,754	59,120
	State Street Corp.	690,600	57,976
	RenaissanceRe Holdings Ltd.	313,200	52,871
	Progressive Corp.	467,177	47,063
	Synchrony Financial	1,025,700	44,864
	Invesco Ltd.	1,529,420	41,294
	Webster Financial Corp.	779,926	41,266
	Reinsurance Group of America Inc.	285,446	37,259
	Hartford Financial Services Group Inc.	498,808	32,901
	Loews Corp.	514,233	28,668
	Allstate Corp.	213,800	27,110
	Commerce Bancshares Inc.	344,737	26,824
	Navient Corp.	1,445,858	24,334
	American National Group Inc.	193,300	21,911
	Everest Re Group Ltd.	51,771	14,338
	Hanover Insurance Group Inc.	97,763	13,522
	MFA Financial Inc.	1,016,357	4,472
			1,877,885
Health Care (5.7%)
*	Integra LifeSciences Holdings Corp.	994,675	73,685
*	Syneos Health Inc.	855,199	72,564
	Hill-Rom Holdings Inc.	603,000	66,463
	Cardinal Health Inc.	956,318	57,704
	Perrigo Co. plc	1,329,354	55,341
*	Laboratory Corp. of America Holdings	149,200	39,668
	McKesson Corp.	124,152	23,286
			388,711
Industrials (21.3%)
*	AerCap Holdings NV	3,754,579	218,704
*	JetBlue Airways Corp.	4,440,529	90,409
	Leidos Holdings Inc.	821,998	83,252
*	IAA Inc.	1,278,392	80,296
*	Colfax Corp.	1,739,879	78,625
	Ryder System Inc.	895,007	71,457
	Textron Inc.	1,078,154	69,261
	Westinghouse Air Brake Technologies Corp.	807,320	66,257
	BWX Technologies Inc.	947,355	63,397
	Huntington Ingalls Industries Inc.	290,790	61,741
	Woodward Inc.	458,515	57,319
*	JELD-WEN Holding Inc.	1,752,190	51,111
	Terex Corp.	1,083,477	50,913
	Stanley Black & Decker Inc.	228,182	47,181
5

Selected Value Fund
		Shares	Market Value• ($000)
	Acuity Brands Inc.	229,000	42,484
	Enerpac Tool Group Corp. Class A	1,539,856	40,960
	AMETEK Inc.	278,400	37,564
	KBR Inc.	755,545	29,889
*	MasTec Inc.	284,088	29,647
	Armstrong World Industries Inc.	276,720	28,682
*	Gates Industrial Corp. plc	1,460,840	25,199
*	Air France KLM ADR	4,252,756	23,794
	MSC Industrial Direct Co. Inc. Class A	261,409	23,569
	Steelcase Inc. Class A	1,665,188	22,980
*	Atlas Air Worldwide Holdings Inc.	314,000	21,324
	Snap-on Inc.	56,185	13,350
*	AECOM	194,184	12,900
	Bank Bukopin Tbk PT	111,500	5,594
			1,447,859
Information Technology (7.7%)
*	Arrow Electronics Inc.	1,036,558	118,240
	Amdocs Ltd.	1,294,501	99,340
	Avnet Inc.	1,921,012	84,371
*	Micron Technology Inc.	563,100	48,466
	TE Connectivity Ltd.	343,800	46,231
	Hewlett Packard Enterprise Co.	2,554,563	40,924
	Genpact Ltd.	505,149	24,010
	Juniper Networks Inc.	829,020	21,049
*,1	Celestica Inc.	2,485,719	20,706
	MKS Instruments Inc.	106,000	18,985
			522,322
Materials (7.7%)
	Mosaic Co.	2,455,300	86,378
	Olin Corp.	1,598,409	68,780
*	IAMGOLD Corp.	19,855,730	62,148
	Gold Fields Ltd. ADR	5,428,027	50,915
	Reliance Steel & Aluminum Co.	305,317	48,945
	Dow Inc.	771,245	48,203
*	Alcoa Corp.	1,226,700	44,946
	Domtar Corp.	973,400	38,371
	Schweitzer-Mauduit International Inc.	621,800	28,398
	Kinross Gold Corp.	3,238,209	22,797
*,1	Equinox Gold Corp.	2,671,383	21,603
			521,484
Real Estate (1.3%)
*	Howard Hughes Corp.	392,541	42,371
*	CBRE Group Inc. Class A	334,400	28,491
	Park Hotels & Resorts Inc.	838,758	18,712
			89,574
Utilities (3.1%)
	Edison International	1,276,707	75,900
	Atmos Energy Corp.	549,493	56,922
	NRG Energy Inc.	1,559,325	55,855
	Entergy Corp.	190,579	20,829
			209,506
Total Common Stocks (Cost $4,652,695)			6,401,076
6

Selected Value Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (6.1%)
Money Market Fund (6.1%)
[2,3]	Vanguard Market Liquidity Fund, 0.068% (Cost $416,173)	4,162,014	416,201
Total Investments (100.3%) (Cost $5,068,868)			6,817,277
Other Assets and Liabilities—Net (-0.3%)			(22,943)
Net Assets (100%)			6,794,334
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,741,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,932,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2021	868	181,169	6,963

See accompanying Notes, which are an integral part of the Financial Statements.
7

Selected Value Fund
Statement of Assets and Liabilities
As of April 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,652,695)	6,401,076
Affiliated Issuers (Cost $416,173)	416,201
Total Investments in Securities	6,817,277
Investment in Vanguard	235
Cash Collateral Pledged—Futures Contracts	9,359
Receivables for Investment Securities Sold	3,941
Receivables for Accrued Income	1,990
Receivables for Capital Shares Issued	7,453
Total Assets	6,840,255
Liabilities
Due to Custodian	20
Payables for Investment Securities Purchased	35,425
Collateral for Securities on Loan	1,932
Payables to Investment Advisor	2,515
Payables for Capital Shares Redeemed	4,350
Payables to Vanguard	444
Variation Margin Payable—Futures Contracts	1,235
Total Liabilities	45,921
Net Assets	6,794,334
At April 30, 2021, net assets consisted of:

Paid-in Capital	4,847,832
Total Distributable Earnings (Loss)	1,946,502
Net Assets	6,794,334

Net Assets
Applicable to 215,429,747 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,794,334
Net Asset Value Per Share	$31.54

See accompanying Notes, which are an integral part of the Financial Statements.
8

Selected Value Fund
Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Dividends[1]	55,266
Interest[2]	134
Securities Lending—Net	15
Total Income	55,415
Expenses
Investment Advisory Fees—Note B
Basic Fee	6,613
Performance Adjustment	(1,466)
The Vanguard Group—Note C
Management and Administrative	4,532
Marketing and Distribution	219
Custodian Fees	13
Shareholders’ Reports	12
Trustees’ Fees and Expenses	1
Total Expenses	9,924
Expenses Paid Indirectly	(149)
Net Expenses	9,775
Net Investment Income	45,640
Realized Net Gain (Loss)
Investment Securities Sold[2]	154,220
Futures Contracts	19,214
Realized Net Gain (Loss)	173,434
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	2,231,050
Futures Contracts	9,518
Change in Unrealized Appreciation (Depreciation)	2,240,568
Net Increase (Decrease) in Net Assets Resulting from Operations	2,459,642
1	Dividends are net of foreign withholding taxes of $157,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $132,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Selected Value Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	45,640	96,766
Realized Net Gain (Loss)	173,434	742,145
Change in Unrealized Appreciation (Depreciation)	2,240,568	(1,782,293)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,459,642	(943,382)
Distributions
Total Distributions	(550,483)	(563,718)
Capital Share Transactions
Issued	630,384	671,477
Issued in Lieu of Cash Distributions	506,643	520,183
Redeemed	(1,261,089)	(2,567,674)
Net Increase (Decrease) from Capital Share Transactions	(124,062)	(1,376,014)
Total Increase (Decrease)	1,785,097	(2,883,114)
Net Assets
Beginning of Period	5,009,237	7,892,351
End of Period	6,794,334	5,009,237

See accompanying Notes, which are an integral part of the Financial Statements.
10

Selected Value Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months, Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$22.78	$27.59	$27.38	$33.15	$27.24	$28.15
Investment Operations
Net Investment Income	.212[1]	.368[1]	.493[1]	.493[1]	.449[1]	.527[1]
Net Realized and Unrealized Gain (Loss) on Investments	11.194	(3.163)	2.392	(3.153)	6.760	.030
Total from Investment Operations	11.406	(2.795)	2.885	(2.660)	7.209	.557
Distributions
Dividends from Net Investment Income	(.360)	(.450)	(.506)	(.423)	(.501)	(.443)
Distributions from Realized Capital Gains	(2.286)	(1.565)	(2.169)	(2.687)	(.798)	(1.024)
Total Distributions	(2.646)	(2.015)	(2.675)	(3.110)	(1.299)	(1.467)
Net Asset Value, End of Period	$31.54	$22.78	$27.59	$27.38	$33.15	$27.24
Total Return[2]	52.81%	-11.25%	12.51%	-9.15%	27.17%	2.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,794	$5,009	$7,892	$8,811	$10,574	$8,802
Ratio of Total Expenses to Average Net Assets[3]	0.33%	0.31%	0.33%	0.36%	0.39%	0.35%
Ratio of Net Investment Income to Average Net Assets	1.54%	1.58%	1.89%	1.61%	1.47%	2.00%
Portfolio Turnover Rate	16%	85%	31%	31%	22%	27%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.05%), (0.06%), (0.06%), (0.02%), 0.00%, and (0.04%).

See accompanying Notes, which are an integral part of the Financial Statements.
11

Selected Value Fund
Notes to Financial Statements
Vanguard Selected Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2021, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
12

Selected Value Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
13

Selected Value Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firms Cooke & Bieler, LP, Pzena Investment Management, LLC, and Donald Smith & Co., Inc., each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Cooke & Bieler, LP, is subject to quarterly adjustments based on performance relative to the Russell Midcap Value Index since January 31, 2020. The basic fee of Pzena Investment Management, LLC, is subject to quarterly adjustments based on performance relative to the Russell Midcap Value Index for the preceding three years. The basic fee of Donald Smith & Co., Inc., is subject to quarterly adjustments based on performance relative to the MSCI Investable Market 2500 Index for the preceding five years.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended April 30, 2021, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.22% of the fund’s average net assets, before a net decrease of $1,466,000 (0.05%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2021, the fund had contributed to Vanguard capital in the amount of $235,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of
14

Selected Value Fund
the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2021, these arrangements reduced the fund’s expenses by $149,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2021, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
F.	As of April 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,075,903
Gross Unrealized Appreciation	1,888,746
Gross Unrealized Depreciation	(140,409)
Net Unrealized Appreciation (Depreciation)	1,748,337
G.	During the six months ended April 30, 2021, the fund purchased $883,756,000 of investment securities and sold $1,666,214,000 of investment securities, other than temporary cash investments.
H.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	Shares (000)	Shares (000)
Issued	21,769	30,348
Issued in Lieu of Cash Distributions	19,853	19,338
Redeemed	(46,133)	(115,758)
Net Increase (Decrease) in Shares Outstanding	(4,511)	(66,072)
I.	Management has determined that no events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.
15

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Selected Value Fund has renewed the fund’s investment advisory arrangements with Pzena Investment Management, LLC (Pzena), Cooke & Bieler, L.P. (C&B), and Donald Smith & Co., Inc. (Donald Smith & Co.). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services provided by Pzena, C&B, and Donald Smith & Co. over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:
Pzena. Founded in 1995, Pzena is a global investment management firm that employs a deep-value investment approach. Pzena uses in-depth fundamental research to identify companies that are temporarily underperforming their long-term earnings power. Companies are purchased when Pzena judges that: (1) the company’s problems are temporary; (2) management has a viable strategy to generate recovery; and (3) there is meaningful downside protection in case the earnings recovery does not materialize. Pzena has managed a portion of the fund since 2014.
C&B. Founded in 1949, C& B is an independently owned investment boutique with assets across six domestic value strategies. The portfolio management team comprises eight analysts/portfolio managers that cover the entire market-capitalization spectrum and specialize in particular sectors. The team has employed the same research-driven, bottom-up, quality value approach for more than six decades, seeking to invest in high-quality companies trading at attractive valuations. While the team is highly collaborative, the analyst/portfolio managers retain individual decision-making authority across each of the portfolios and coverage for their respective sectors, resulting in a
16

structure that contains elements of a multi-counselor approach. C&B has managed a portion of the fund since 2019.
Donald Smith & Co. Founded in 1983, Donald Smith & Co. is a deep-value-oriented firm that manages large-, mid-, and small-capitalization value portfolios. Donald Smith & Co. employs a strictly bottom-up approach, focusing on companies in the bottom decile of price-to-tangible-book value in the benchmark. The advisor uses fundamental analysis to invest in those companies that it considers to be inexpensive relative to their estimate of normalized earnings power and to have solid balance sheets and asset quality. Donald Smith & Co. has managed a portion of the fund since 2005.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short-, long-term, and since-inception performance, as applicable, of Pzena’s, C&B’s, and Donald Smith & Co.’s subportfolios, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that Pzena’s, C&B’s, and Donald Smith & Co.’s advisory fee rates were also well below the peer-group average.
The board did not consider the profitability of Pzena, C&B, or Donald Smith & Co. in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Pzena, C&B, and Donald Smith & Co. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
17

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Selected Value Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
18

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q9342 062021

Semiannual Report   |   April 30, 2021
Vanguard Mid-Cap Growth Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	17
Liquidity Risk Management	19

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2021
Mid-Cap Growth Fund	Beginning Account Value 10/31/2020	Ending Account Value 4/30/2021	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,280.50	$1.92
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.11	1.71
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.34%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Mid-Cap Growth Fund
Fund Allocation
As of April 30, 2021
Communication Services	6.8%
Consumer Discretionary	18.8
Consumer Staples	1.6
Financials	7.9
Health Care	19.9
Industrials	11.4
Information Technology	31.3
Materials	2.3
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Mid-Cap Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.4%)
Communication Services (6.6%)
*	IAC/Inter Active Corp.	430,205	109,044
*	Roku Inc.	178,602	61,255
*	Match Group Inc.	346,952	53,996
*	Twitter Inc.	819,913	45,275
*	Live Nation Entertainment Inc.	402,145	32,928
*	Take-Two Interactive Software Inc.	150,871	26,460
*	ZoomInfo Technologies Inc. Class A	279,824	14,512
			343,470
Consumer Discretionary (18.1%)
*	Caesars Entertainment Inc.	1,167,752	114,253
*	Lululemon Athletica Inc.	267,319	89,624
*	Mattel Inc.	4,078,075	87,515
*	Chipotle Mexican Grill Inc. Class A	54,238	80,925
*	Burlington Stores Inc.	222,861	72,726
	Pool Corp.	105,050	44,386
*	O'Reilly Automotive Inc.	77,982	43,115
	Darden Restaurants Inc.	271,486	39,832
*	Planet Fitness Inc. Class A	432,625	36,336
*	Floor & Decor Holdings Inc. Class A	292,985	32,498
	Ross Stores Inc.	235,526	30,840
	Domino's Pizza Inc.	66,120	27,925
	Advance Auto Parts Inc.	136,730	27,368
*,1	Chewy Inc. Class A	328,940	26,223
*	Bright Horizons Family Solutions Inc.	136,363	19,749
*	Magnite Inc.	436,508	17,482
*	Farfetch Ltd. Class A	323,170	15,832
*	Carvana Co. Class A	55,299	15,775
*	Marriott Vacations Worldwide Corp.	88,340	15,692
*	Meritage Homes Corp.	139,750	14,868
	BorgWarner Inc. (XNYS)	300,426	14,595
*	CarMax Inc.	99,720	13,287
*	Nordstrom Inc.	355,180	13,028
	Dollar General Corp.	59,836	12,850
	Wingstop Inc.	71,493	11,325
*	Etsy Inc.	53,903	10,715
*	DraftKings Inc. Class A	158,447	8,978
*	Chegg Inc.	96,825	8,746
			946,488
4

Mid-Cap Growth Fund
		Shares	Market Value• ($000)
Consumer Staples (1.5%)
*	Freshpet Inc.	232,522	42,975
*	Boston Beer Co. Inc. Class A	29,210	35,533
			78,508
Financials (7.6%)
	MSCI Inc. Class A	151,051	73,376
*	SVB Financial Group	122,171	69,861
	LPL Financial Holdings Inc.	420,538	65,898
	KKR & Co. Inc.	728,590	41,223
	Aon plc Class A (XNYS)	147,489	37,085
	MarketAxess Holdings Inc.	70,472	34,423
	Western Alliance Bancorp	296,240	31,126
	Hamilton Lane Inc. Class A	185,935	16,818
	Moody's Corp.	44,364	14,494
	Tradeweb Markets Inc. Class A	129,305	10,510
			394,814
Health Care (19.2%)
*	Align Technology Inc.	104,645	62,319
*	Insulet Corp.	199,310	58,840
*	Exact Sciences Corp.	377,532	49,766
*	Veeva Systems Inc. Class A	162,910	46,014
	West Pharmaceutical Services Inc.	123,220	40,480
*	DexCom Inc.	101,901	39,344
*	Horizon Therapeutics plc	408,866	38,687
*	Novocure Ltd.	184,300	37,616
*	Charles River Laboratories International Inc.	108,840	36,184
*	Moderna Inc.	191,451	34,235
	Royalty Pharma plc Class A	700,280	30,812
	ResMed Inc.	162,673	30,578
*	IDEXX Laboratories Inc.	54,741	30,052
*	Seagen Inc.	196,551	28,256
*	Incyte Corp.	328,742	28,068
	Agilent Technologies Inc.	183,619	24,539
	AmerisourceBergen Corp. Class A	193,020	23,317
	STERIS plc	97,948	20,669
	Teleflex Inc.	48,713	20,580
	Encompass Health Corp.	239,450	20,320
*	Guardant Health Inc.	119,195	18,950
*	Amedisys Inc.	69,469	18,746
*,1	SmileDirectClub Inc.	1,739,540	18,500
	Alcon Inc.	215,306	16,241
*	10X Genomics Inc. Class A	80,800	15,982
*	Molina Healthcare Inc.	61,020	15,566
*	Teladoc Health Inc.	88,290	15,217
*	Centene Corp.	241,193	14,891
*	Omnicell Inc.	99,174	14,382
*	Hologic Inc.	200,200	13,123
*	Apellis Pharmaceuticals Inc.	250,910	12,714
*	Illumina Inc.	32,249	12,669
*	Natera Inc.	114,361	12,582
*	Fate Therapeutics Inc.	143,190	12,513
*	ABIOMED Inc.	38,153	12,237
*	Edwards Lifesciences Corp.	123,882	11,833
*	Sage Therapeutics Inc.	149,180	11,750
	Humana Inc.	26,301	11,710
5

Mid-Cap Growth Fund
		Shares	Market Value• ($000)
*	Iovance Biotherapeutics Inc.	328,290	10,322
	Cooper Cos. Inc.	22,964	9,436
*	BioMarin Pharmaceutical Inc.	117,894	9,186
*	Signify Health Inc. Class A	277,788	7,875
*	Abcam plc ADR	278,681	5,975
			1,003,076
Industrials (11.0%)
	Cintas Corp.	128,030	44,188
*	Builders FirstSource Inc.	778,799	37,904
*	Middleby Corp.	189,330	34,329
	Quanta Services Inc.	318,320	30,762
*	CoStar Group Inc.	33,820	28,897
*	Axon Enterprise Inc.	179,770	27,255
*	Generac Holdings Inc.	78,620	25,469
*	MasTec Inc.	221,970	23,165
	Waste Connections Inc.	180,720	21,526
	TransUnion	201,592	21,085
	Carrier Global Corp.	478,700	20,862
*	Trex Co. Inc.	191,540	20,684
	Knight-Swift Transportation Holdings Inc.	417,388	19,667
	BWX Technologies Inc.	277,991	18,603
	Pentair plc	286,150	18,460
	Ritchie Bros Auctioneers Inc.	286,240	18,205
	Fortune Brands Home & Security Inc.	173,113	18,173
	IDEX Corp.	80,950	18,149
*	Stericycle Inc.	233,216	17,790
	Advanced Drainage Systems Inc.	157,280	17,562
	JB Hunt Transport Services Inc.	100,285	17,120
	Leidos Holdings Inc.	143,051	14,488
	Booz Allen Hamilton Holding Corp. Class A	153,060	12,696
*	Chart Industries Inc.	72,800	11,694
	KBR Inc.	293,557	11,613
	Verisk Analytics Inc. Class A	61,040	11,488
*	Hexcel Corp.	202,057	11,398
			573,232
Information Technology (30.2%)
*	Twilio Inc. Class A	310,689	114,271
*	Square Inc. Class A	453,140	110,938
*	RingCentral Inc. Class A	265,750	84,761
*	Paycom Software Inc.	196,900	75,690
	Microchip Technology Inc.	503,398	75,656
*	Wix.com Ltd.	232,860	74,022
*	Palo Alto Networks Inc.	206,296	72,903
	KLA Corp.	215,341	67,908
*	Coupa Software Inc.	194,353	52,289
*	Synopsys Inc.	194,340	48,014
	Global Payments Inc.	198,485	42,601
	Lam Research Corp.	66,759	41,421
*	Okta Inc.	136,169	36,725
	Marvell Technology Inc.	742,555	33,571
	Entegris Inc.	291,380	32,804
*	Zendesk Inc.	217,210	31,745
*	DocuSign Inc. Class A	130,140	29,013
*	GoDaddy Inc. Class A	329,709	28,625
*	Trimble Inc.	342,760	28,106
6

Mid-Cap Growth Fund
		Shares	Market Value• ($000)
*	MongoDB Inc.	90,768	27,000
	Monolithic Power Systems Inc.	71,942	25,998
	Dolby Laboratories Inc. Class A	246,820	25,045
*	Five9 Inc.	132,773	24,957
*	Keysight Technologies Inc.	166,540	24,040
	CDW Corp.	130,509	23,274
*	Cree Inc.	229,522	22,819
*	Advanced Micro Devices Inc.	265,554	21,674
*	Crowdstrike Holdings Inc. Class A	102,060	21,281
*	Lightspeed POS Inc. (XTSE)	295,760	20,647
*	Lattice Semiconductor Corp.	396,580	19,952
	Genpact Ltd.	411,705	19,568
	Amphenol Corp. Class A	285,174	19,204
*	Nuance Communications Inc.	353,501	18,796
*	Bill.Com Holdings Inc.	101,220	15,652
*	Workday Inc. Class A	59,503	14,697
*	WEX Inc.	71,340	14,640
*	Autodesk Inc.	49,746	14,521
*	Fair Isaac Corp.	25,180	13,129
*	Dropbox Inc. Class A	504,152	12,957
*	Varonis Systems Inc.	244,117	12,926
*	Guidewire Software Inc.	120,466	12,710
*	Gartner Inc.	61,800	12,105
*	Atlassian Corp. plc Class A	45,951	10,916
*	Shift4 Payments Inc. Class A	98,075	9,699
*	Tyler Technologies Inc.	22,585	9,595
*	Repay Holdings Corp.	408,248	9,328
*	Avalara Inc.	63,555	9,006
*	Medallia Inc.	278,948	8,226
			1,575,425
Materials (2.2%)
	Ball Corp.	359,383	33,653
	FMC Corp.	193,915	22,928
	Scotts Miracle-Gro Co.	85,110	19,674
	Sherwin-Williams Co.	70,390	19,278
	Vulcan Materials Co.	105,306	18,770
			114,303
Total Common Stocks (Cost $3,298,003)			5,029,316
Temporary Cash Investments (3.8%)
Money Market Fund (3.8%)
[2,3]	Vanguard Market Liquidity Fund, 0.068% (Cost $199,038)	1,990,631	199,063
Total Investments (100.2%) (Cost $3,497,041)			5,228,379
Other Assets and Liabilities—Net (-0.2%)			(8,733)
Net Assets (100%)			5,219,646
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,242,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,431,000 was received for securities on loan.
ADR—American Depositary Receipt.
7

Mid-Cap Growth Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2021	681	142,138	5,147

See accompanying Notes, which are an integral part of the Financial Statements.
8

Mid-Cap Growth Fund
Statement of Assets and Liabilities
As of April 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,298,003)	5,029,316
Affiliated Issuers (Cost $199,038)	199,063
Total Investments in Securities	5,228,379
Investment in Vanguard	181
Cash Collateral Pledged—Futures Contracts	7,491
Receivables for Investment Securities Sold	25,419
Receivables for Accrued Income	499
Receivables for Capital Shares Issued	2,628
Total Assets	5,264,597
Liabilities
Due to Custodian	14
Payables for Investment Securities Purchased	36,104
Collateral for Securities on Loan	2,431
Payables to Investment Advisor	1,948
Payables for Capital Shares Redeemed	3,037
Payables to Vanguard	432
Variation Margin Payable—Futures Contracts	985
Total Liabilities	44,951
Net Assets	5,219,646
At April 30, 2021, net assets consisted of:

Paid-in Capital	2,920,787
Total Distributable Earnings (Loss)	2,298,859
Net Assets	5,219,646

Net Assets
Applicable to 144,958,210 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,219,646
Net Asset Value Per Share	$36.01

See accompanying Notes, which are an integral part of the Financial Statements.
9

Mid-Cap Growth Fund
Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Dividends	7,904
Interest[1]	82
Securities Lending—Net	15
Total Income	8,001
Expenses
Investment Advisory Fees—Note B
Basic Fee	4,747
Performance Adjustment	(1,156)
The Vanguard Group—Note C
Management and Administrative	4,813
Marketing and Distribution	186
Custodian Fees	21
Shareholders’ Reports	8
Trustees’ Fees and Expenses	1
Total Expenses	8,620
Expenses Paid Indirectly	(118)
Net Expenses	8,502
Net Investment Income (Loss)	(501)
Realized Net Gain (Loss)
Investment Securities Sold[1]	552,384
Futures Contracts	20,445
Realized Net Gain (Loss)	572,829
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	625,144
Futures Contracts	7,908
Change in Unrealized Appreciation (Depreciation)	633,052
Net Increase (Decrease) in Net Assets Resulting from Operations	1,205,380
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $81,000, ($12,000), and $0, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Mid-Cap Growth Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	(501)	11,011
Realized Net Gain (Loss)	572,829	329,134
Change in Unrealized Appreciation (Depreciation)	633,052	373,276
Net Increase (Decrease) in Net Assets Resulting from Operations	1,205,380	713,421
Distributions
Total Distributions	(305,267)	(446,385)
Capital Share Transactions
Issued	455,141	747,451
Issued in Lieu of Cash Distributions	290,789	427,134
Redeemed	(840,714)	(1,563,492)
Net Increase (Decrease) from Capital Share Transactions	(94,784)	(388,907)
Total Increase (Decrease)	805,329	(121,871)
Net Assets
Beginning of Period	4,414,317	4,536,188
End of Period	5,219,646	4,414,317

See accompanying Notes, which are an integral part of the Financial Statements.
11

Mid-Cap Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months, Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$29.89	$27.93	$28.08	$26.51	$21.75	$24.88
Investment Operations
Net Investment Income (Loss)	(.003)[1]	.068[1]	.074[1]	.114[1]	.093[1]	.147[2]
Net Realized and Unrealized Gain (Loss) on Investments	8.237	4.680	3.027	2.379	4.817	(1.437)
Total from Investment Operations	8.234	4.748	3.101	2.493	4.910	(1.290)
Distributions
Dividends from Net Investment Income	(.051)	(.067)	(.099)	(.095)	(.150)	(.070)
Distributions from Realized Capital Gains	(2.063)	(2.721)	(3.152)	(.828)	—	(1.770)
Total Distributions	(2.114)	(2.788)	(3.251)	(.923)	(.150)	(1.840)
Net Asset Value, End of Period	$36.01	$29.89	$27.93	$28.08	$26.51	$21.75
Total Return[3]	28.05%	18.33%	13.56%	9.61%	22.69%	-5.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,220	$4,414	$4,536	$4,161	$4,240	$3,980
Ratio of Total Expenses to Average Net Assets[4]	0.34%	0.34%	0.36%	0.36%	0.36%	0.36%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.02)%	0.25%	0.27%	0.40%	0.39%	0.64%[2]
Portfolio Turnover Rate	43%	74%	111%	75%	118%	91%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $0.018 and 0.08%, respectively, resulting from a special dividend from Transdigm Group in October 2016.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of (0.05%), (0.05%), (0.02%), (0.04%), (0.05%), and (0.04%).

See accompanying Notes, which are an integral part of the Financial Statements.
12

Mid-Cap Growth Fund
Notes to Financial Statements
Vanguard Mid-Cap Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2021, the fund’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
13

Mid-Cap Growth Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
14

Mid-Cap Growth Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firms Victory Capital Management Inc., through its RS Investments franchise, Frontier Capital Management Co., LLC, and Wellington Management Company llp, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Victory Capital Management Inc. is subject to quarterly adjustments based on performance relative to the Russell Midcap Growth Index for the preceding three years. The basic fees of Frontier Capital Management Co., LLC, and Wellington Management Company llp are subject to quarterly adjustments based on performance relative to the Russell Midcap Growth Index since January 31, 2019.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended April 30, 2021, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.19% of the fund’s average net assets, before a net decrease of $1,156,000 (0.05%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2021, the fund had contributed to Vanguard capital in the amount of $181,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2021, these arrangements reduced the fund’s expenses by $118,000 (an annual rate of less than 0.01% of average net assets).
15

Mid-Cap Growth Fund
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2021, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
F.	As of April 30, 2021, gross unrealized appreciation and depreciation for investments, based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,508,506
Gross Unrealized Appreciation	1,759,920
Gross Unrealized Depreciation	(34,900)
Net Unrealized Appreciation (Depreciation)	1,725,020
G.	During the six months ended April 30, 2021, the fund purchased $2,072,485,000 of investment securities and sold $2,458,906,000 of investment securities, other than temporary cash investments.
H.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	Shares (000)	Shares (000)
Issued	13,272	27,947
Issued in Lieu of Cash Distributions	8,647	16,191
Redeemed	(24,667)	(58,817)
Net Increase (Decrease) in Shares Outstanding	(2,748)	(14,679)
I.	Management has determined that no events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.
16

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Mid-Cap Growth Fund has renewed the fund’s investment advisory arrangements with Frontier Capital Management Co., LLC (Frontier Capital), Victory Capital Management Inc. (Victory Capital), and Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
Frontier Capital. Frontier Capital, a Boston-based investment management firm founded in 1980, is an affiliate of Affiliated Managers Group, Inc. Frontier Capital employs a fundamental, bottom-up, and research-intensive investment approach to select mid-capitalization growth stocks. Frontier Capital seeks companies with above-average mid-cap growth prospects and competitive advantages that will allow them to earn superior rates of return on capital over a business cycle. The approach attempts to balance growth prospects with reasonable valuation and is long-term in nature; investment time frames are typically three to five years. Frontier Capital has managed a portion of the fund since 2018.
Victory Capital. Victory Capital, a wholly owned subsidiary of Victory Capital Holdings, Inc., is a multi-boutique investment firm that comprises multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. RS Investments, founded in 1986, is the franchise responsible for the day-to-day management of a
17

portion of the Mid-Cap Growth Fund. RS Investments utilizes fundamental research to identify companies with sustainable growth trajectories. Risk management is integrated into the team’s process to mitigate the negative impact of any single position. Victory Capital, through its RS Investments franchise, has managed a portion of the fund since 2016.
Wellington Management. Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers. Wellington Management uses traditional methods of stock selection—fundamental research and analysis—to identify companies that it believes have above-average growth prospects. Wellington Management believes there is a short-term bias in equity markets that rewards near-term cyclical growth and creates opportunity for long-term growth. The team focuses on sustainable earnings power and develops bottom-up valuations based on return on investment capital forecasts, price-to-sales, and quantitative risk factors. Wellington Management seeks to control risk by emphasizing larger positions in established growth stocks and holding smaller positions in emerging names. Wellington Management has managed a portion of the fund since 2018.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short-, long-term, and since inception performance, as applicable, of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rates were also well below the peer-group average.
The board did not consider the profitability of Frontier Capital, Victory Capital, or Wellington Management in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Frontier Capital, Victory Capital, and Wellington Management. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
18

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Mid-Cap Growth Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
19

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Q3012 062021

Semiannual Report  |  April 30, 2021
Vanguard International Explorer™ Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2021
International Explorer Fund	Beginning Account Value 10/31/2020	Ending Account Value 4/30/2021	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,316.60	$2.30
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.81	2.01
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratio for that period is 0.40%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

International Explorer Fund
Fund Allocation
As of April 30, 2021
Communication Services	6.7%
Consumer Discretionary	14.7
Consumer Staples	3.9
Energy	0.4
Financials	10.9
Health Care	8.7
Industrials	21.2
Information Technology	19.6
Materials	5.4
Other	0.3
Real Estate	6.7
Utilities	1.5
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

International Explorer Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.6%)
Australia (3.3%)
	Steadfast Group Ltd.	3,717,300	11,926
*	James Hardie Industries plc	330,415	10,889
	Bingo Industries Ltd.	3,389,068	8,902
	IPH Ltd.	1,288,200	7,028
	Iluka Resources Ltd.	1,144,991	6,787
	Ansell Ltd.	179,983	5,855
*	Tyro Payments Ltd.	1,523,982	4,380
	Deterra Royalties Ltd.	1,144,991	3,839
	AUB Group Ltd.	218,330	3,427
	Orora Ltd.	1,282,615	3,138
	Mineral Resources Ltd.	85,442	3,120
	Northern Star Resources Ltd.	366,556	2,945
	Netwealth Group Ltd.	219,795	2,516
	Seven Group Holdings Ltd.	136,942	2,263
	Altium Ltd.	94,984	2,166
	Reliance Worldwide Corp. Ltd.	544,431	2,064
*	Nufarm Ltd.	419,333	1,683
	OZ Minerals Ltd.	81,229	1,482
*	Cleanspace Holdings Ltd.	925,749	1,367
	Domino's Pizza Enterprises Ltd.	16,063	1,319
	IGO Ltd.	164,654	941
*	Pilbara Minerals Ltd.	1,045,554	910
	Alumina Ltd.	650,210	861
*	Lynas Rare Earths Ltd.	199,153	839
	Worley Ltd.	97,083	806
	Challenger Ltd.	205,000	805
*	Bellevue Gold Ltd.	1,005,341	721
	Beach Energy Ltd.	625,293	606
*	Whitehaven Coal Ltd.	543,140	532
*,1	Mesoblast Ltd.	231,190	351
			94,468
Austria (0.7%)
*,1	S&T AG	512,640	13,916
*,2	BAWAG Group AG	85,563	4,616
	Wienerberger AG	41,781	1,638
*	S&T AG XWBO	9,129	250
			20,420
		Shares	Market Value• ($000)
Belgium (1.0%)
	Barco NV	484,988	12,340
*	KBC Ancora	98,075	4,281
	Recticel SA	266,349	4,065
*	bpost SA	334,174	3,552
	Melexis NV	21,588	2,350
*,1,2	Biocartis Group NV	113,425	583
			27,171
Brazil (0.7%)
*,2	Locaweb Servicos de Internet SA	1,520,600	8,054
*	Afya Ltd. Class A	161,400	3,617
	TOTVS SA	613,600	3,513
	Boa Vista Servicos SA	1,196,500	2,973
*	Rumo SA	421,000	1,550
	Magazine Luiza SA	256	1
			19,708
Canada (1.4%)
*,2	Nuvei Corp.	142,104	9,916
*	Kinaxis Inc.	52,542	6,777
*	Lightspeed POS Inc. (XTSE)	62,814	4,386
*	Real Matters Inc.	317,800	4,165
*	Boat Rocker Media Inc.	564,632	3,946
*	Docebo Inc.	60,707	3,221
*	Lightspeed POS Inc. (XNYS)	42,191	2,945
*	EcoSynthetix Inc.	642,114	2,372
	Canacol Energy Ltd.	284,740	804
			38,532
China (3.2%)
*	Zai Lab Ltd. ADR	47,984	7,975
[2]	A-Living Smart City Services Co. Ltd.	1,680,150	7,723
	Haitian International Holdings Ltd.	1,869,000	7,604
	Kingboard Holdings Ltd.	1,063,500	6,280
	China Longyuan Power Group Corp. Ltd. Class H	3,993,000	5,872
[1,2]	IMAX China Holding Inc.	2,296,200	5,408
	Times China Holdings Ltd.	3,773,260	5,371
*	Chinasoft International Ltd.	4,663,500	5,224
	Li Ning Co. Ltd.	577,000	4,683
4

International Explorer Fund
		Shares	Market Value• ($000)
*	New Oriental Education & Technology Group Inc. ADR	301,270	4,597
*	51job Inc. ADR	68,811	4,235
*	Tongcheng-Elong Holdings Ltd.	1,546,000	3,868
*	Yeahka Ltd.	455,100	3,742
*	Estun Automation Co. Ltd. Class A	564,051	2,796
*,1	HUYA Inc. ADR	155,100	2,733
	Precision Tsugami China Corp. Ltd.	1,825,000	2,555
	Minth Group Ltd.	556,000	2,252
*	Tongdao Liepin Group	524,800	1,765
*	Niu Technologies ADR	44,676	1,669
	Ningbo Joyson Electronic Corp. Class A (XSHG)	493,637	1,382
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	81,997	1,144
	Ningbo Joyson Electronic Corp. Class A (XSSC)	288,600	808
	Venustech Group Inc. Class A	128,200	599
*,2	Linklogis Inc. Class B	188,937	584
*	Gracell Biotechnologies Inc. ADR	24,394	297
*,2	Bairong Inc. Class B	69,000	177
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	141,327	35
			91,378
Denmark (2.0%)
	Royal Unibrew A/S	210,651	25,731
*	ALK-Abello A/S Class B	17,225	7,460
	Topdanmark A/S	150,583	7,322
*	Ascendis Pharma A/S ADR	37,313	5,409
*	Dfds A/S	72,986	4,303
[2]	Netcompany Group A/S	41,163	4,293
*	Zealand Pharma A/S	59,179	1,947
*,3	OW Bunker A/S	1,000,000	—
			56,465
Finland (0.8%)
	Valmet OYJ	279,100	11,657
	Kojamo OYJ	270,146	5,850
	Cargotec OYJ Class B	75,957	4,399
	Kemira OYJ	104,129	1,701
			23,607
France (5.3%)
	Trigano SA	100,406	17,940
	Rubis SCA	373,205	17,519
	Kaufman & Broad SA	289,227	13,149
*	Orpea SA	87,900	11,313
	Teleperformance	27,513	10,624
*	Criteo SA ADR	203,050	8,067
[2]	Verallia SA	187,900	7,607
*	JCDecaux SA	276,705	7,044
		Shares	Market Value• ($000)
*,2	Maisons du Monde SA	288,695	7,018
	Nexity SA	127,411	6,905
*,2	Elior Group SA	806,253	6,679
*	Ubisoft Entertainment SA	84,256	6,323
	IPSOS	119,200	4,961
*,1	Solutions 30 SE	357,030	4,911
*	SOITEC	16,874	3,407
*	Nexans SA	39,054	3,207
*	Rothschild & Co.	80,653	2,869
	Mercialys SA	194,363	2,487
*	Faurecia SE	45,387	2,452
	Vicat SA	31,706	1,594
*	Cellectis SA	78,674	1,476
*	ESI Group	21,160	1,394
	Imerys SA	16,289	847
*	Cellectis SA ADR	25,800	480
			150,273
Germany (6.6%)
[2]	Befesa SA	338,590	23,687
	Stabilus SA	242,964	18,971
	Gerresheimer AG	151,197	16,262
	Aroundtown SA	1,926,563	14,835
*	HelloFresh SE	170,148	14,102
	Dermapharm Holding SE	153,618	13,427
	New Work SE	42,041	12,761
	Deutsche Wohnen SE	233,523	12,633
*	CTS Eventim AG & Co. KGaA	139,493	9,628
*	Hypoport SE	15,594	9,398
	Knorr-Bremse AG	67,145	8,230
*	Knaus Tabbert AG	54,648	4,694
	Grand City Properties SA	151,955	4,086
*	Stemmer Imaging AG	121,118	3,782
*	Friedrich Vorwerk Group SE	50,900	3,133
	STRATEC SE	20,685	2,929
	Bertrandt AG	50,742	2,811
	Rheinmetall AG	26,839	2,800
*,1	Jumia Technologies AG ADR	83,077	2,527
	Aurubis AG	23,710	2,038
*	zooplus AG	4,658	1,473
*	thyssenkrupp AG	89,389	1,195
*,1,2	Aumann AG	25,153	364
	Hamburger Hafen und Logistik AG	13,821	340
			186,106
Greece (0.1%)
	Hellenic Telecommunications Organization SA	229,376	3,890
Hong Kong (2.2%)
	Kerry Properties Ltd.	2,624,000	8,841
[1]	ASM Pacific Technology Ltd.	528,900	7,988
	Techtronic Industries Co. Ltd.	424,500	7,702
	Johnson Electric Holdings Ltd.	2,749,625	7,307

5

International Explorer Fund
		Shares	Market Value• ($000)
	Hang Lung Properties Ltd.	2,058,000	5,615
	Dah Sing Financial Holdings Ltd.	1,502,000	4,851
*	Mandarin Oriental International Ltd.	1,838,100	3,575
	Kerry Logistics Network Ltd.	1,111,500	3,336
	SUNeVision Holdings Ltd.	3,227,000	3,330
[2]	Crystal International Group Ltd.	5,465,500	2,878
	Hysan Development Co. Ltd.	749,443	2,821
	HKBN Ltd.	1,793,500	2,622
*	Hypebeast Ltd.	7,150,000	1,098
*	Hutchison China MediTech Ltd. ADR	19,745	559
			62,523
Iceland (0.4%)
[2]	Marel HF	1,439,695	10,314
India (1.0%)
	Apollo Hospitals Enterprise Ltd.	199,879	8,612
	Gujarat Pipavav Port Ltd.	6,724,221	8,351
*	Alembic Pharmaceuticals Ltd.	308,301	4,098
*,2	Endurance Technologies Ltd.	200,645	3,490
*	Oberoi Realty Ltd.	453,177	3,345
	Tube Investments of India Ltd.	32,845	546
			28,442
Ireland (1.6%)
*	Dalata Hotel Group plc	4,265,163	23,122
	Kingspan Group plc	93,265	8,295
*	AIB Group plc	2,489,757	7,274
	Smurfit Kappa Group plc	140,162	7,165
			45,856
Israel (0.4%)
	Maytronics Ltd.	288,404	5,873
*	Melisron Ltd.	67,120	4,052
	Caesarstone Ltd.	133,452	1,863
			11,788
Italy (5.5%)
	Reply SpA	132,751	18,048
*,2	doValue SpA	1,127,022	13,976
*	FinecoBank Banca Fineco SpA	759,400	13,062
*	Banca Generali SpA	341,259	13,048
	Interpump Group SpA	243,120	12,941
	Recordati Industria Chimica e Farmaceutica SpA	230,703	12,711
*	Brunello Cucinelli SpA	207,921	10,584
*	Amplifon SpA	246,000	10,382
*	Cerved Group SpA	767,685	9,006
*	Moncler SpA	143,906	8,820
*,2	OVS SpA	2,781,113	5,611
		Shares	Market Value• ($000)
*	PRADA SpA	687,300	4,266
*	Salvatore Ferragamo SpA	189,174	4,050
	Italgas SpA	606,055	3,953
*,2	Technogym SpA	278,439	3,730
*,1	Autogrill SpA	418,407	3,463
	Tamburi Investment Partners SpA	355,234	3,335
	Buzzi Unicem SpA	91,814	2,450
[2]	Enav SpA	317,683	1,474
	Piaggio & C SpA	251,440	974
[1]	Saipem SpA	272,181	628
			156,512
Japan (20.2%)
	Nippon Shinyaku Co. Ltd.	264,400	17,835
	Disco Corp.	48,500	15,662
	Sumitomo Forestry Co. Ltd.	665,100	15,357
	Kobe Bussan Co. Ltd.	546,600	14,602
	Digital Garage Inc.	311,800	12,835
	GMO internet Inc.	404,700	12,022
	Nabtesco Corp.	261,700	11,776
	SBI Holdings Inc.	396,400	11,204
	Musashi Seimitsu Industry Co. Ltd.	613,800	10,735
	Ai Holdings Corp.	546,700	10,437
	Katitas Co. Ltd.	336,300	10,075
	Trusco Nakayama Corp.	379,800	9,820
	Aica Kogyo Co. Ltd.	248,800	8,830
	Food & Life Cos. Ltd.	189,600	8,456
	Rorze Corp.	92,200	8,323
	Nifco Inc.	238,700	8,155
	Fuji Corp.	299,000	7,959
	Tri Chemical Laboratories Inc.	237,300	7,893
*	Raksul Inc.	165,000	7,670
	Koito Manufacturing Co. Ltd.	117,800	7,348
	Toyo Gosei Co. Ltd.	58,700	7,287
	Kureha Corp.	107,500	7,271
	Horiba Ltd.	111,100	7,237
	KOMEDA Holdings Co. Ltd.	380,000	7,079
	Asics Corp.	444,300	7,060
	Daibiru Corp.	602,100	7,044
	Tsuruha Holdings Inc.	59,700	6,901
	Kakaku.com Inc.	253,200	6,874
*,1	Bengo4.com Inc.	79,600	6,767
	FP Corp.	173,800	6,748
	Outsourcing Inc.	431,900	6,637
	Elecom Co. Ltd.	301,400	6,331
	Mani Inc.	267,200	6,298
	Pola Orbis Holdings Inc.	241,100	6,244
	Hakuhodo DY Holdings Inc.	368,400	6,235
	Sugi Holdings Co. Ltd.	78,800	6,052
	Megachips Corp.	175,700	6,008
*	MedPeer Inc.	114,000	5,975
	Dip Corp.	200,400	5,532
	Asahi Holdings Inc.	270,300	5,460
	Tsugami Corp.	337,400	5,390

6

International Explorer Fund
		Shares	Market Value• ($000)
	NEC Networks & System Integration Corp.	310,300	5,338
	Fukushima Galilei Co. Ltd.	141,900	5,218
	Nippon Densetsu Kogyo Co. Ltd.	320,100	5,194
	Menicon Co. Ltd.	83,700	5,091
	Tokyo Tatemono Co. Ltd.	340,600	5,043
	Zenkoku Hosho Co. Ltd.	110,000	4,937
	Infomart Corp.	481,600	4,541
*	WealthNavi Inc.	118,600	4,533
	THK Co. Ltd.	123,100	4,199
	Sundrug Co. Ltd.	121,300	4,134
*	giftee Inc.	137,900	4,055
	Shiga Bank Ltd.	204,900	4,050
	Harmonic Drive Systems Inc.	59,100	3,974
	Asahi Intecc Co. Ltd.	147,006	3,957
	OBIC Business Consultants Co. Ltd.	66,900	3,924
	MINEBEA MITSUMI Inc.	156,300	3,920
	Amada Co. Ltd.	358,400	3,887
*	Freee KK	44,600	3,761
*,1	Demae-Can Co. Ltd.	195,300	3,654
	Obara Group Inc.	107,200	3,636
	Nippon Television Holdings Inc.	275,700	3,630
	Heiwa Real Estate Co. Ltd.	106,500	3,627
*	Sansan Inc.	44,040	3,619
	SUMCO Corp.	139,300	3,603
	Tokyo Ohka Kogyo Co. Ltd.	53,580	3,551
	Systena Corp.	171,800	3,528
*	Lifenet Insurance Co.	295,000	3,514
	Comforia Residential REIT Inc.	1,051	3,368
	Ryohin Keikaku Co. Ltd.	158,100	3,330
	Open House Co. Ltd.	79,800	3,314
	Bank of Kyoto Ltd.	61,300	3,293
	Aruhi Corp.	199,600	3,221
	Daifuku Co. Ltd.	32,500	3,212
	Glory Ltd.	146,400	3,143
	Nittoku Co. Ltd.	96,700	3,123
	Taiyo Yuden Co. Ltd.	63,100	2,896
	eGuarantee Inc.	144,700	2,783
	Nippon Thompson Co. Ltd.	468,900	2,780
	Nichirei Corp.	109,500	2,769
	Kissei Pharmaceutical Co. Ltd.	133,200	2,707
	Kintetsu World Express Inc.	110,100	2,656
	Kitanotatsujin Corp.	529,700	2,468
	Ushio Inc.	178,200	2,360
	Fancl Corp.	71,000	2,319
*	JMDC Inc.	50,600	2,256
	Fukuoka REIT Corp.	1,289	2,113
	Iriso Electronics Co. Ltd.	43,900	2,083
		Shares	Market Value• ($000)
*	GA Technologies Co. Ltd.	108,200	2,035
	COLOPL Inc.	273,500	2,025
	DMG Mori Co. Ltd.	124,800	2,018
	Link & Motivation Inc.	335,800	1,914
	Ito En Ltd.	33,700	1,866
*	Japan Airport Terminal Co. Ltd.	41,100	1,845
	Hino Motors Ltd.	213,700	1,794
	KH Neochem Co. Ltd.	74,900	1,782
	Itoham Yonekyu Holdings Inc.	276,800	1,781
*	Istyle Inc.	392,200	1,712
	Sato Holdings Corp.	69,600	1,710
*	Money Forward Inc.	31,788	1,689
	Locondo Inc.	107,500	1,681
	Fukuoka Financial Group Inc.	96,000	1,637
	Optex Group Co. Ltd.	103,300	1,572
	Jeol Ltd.	27,400	1,541
	Anicom Holdings Inc.	165,300	1,536
*	HEALIOS KK	101,500	1,531
	NET One Systems Co. Ltd.	46,700	1,529
*	Uzabase Inc.	60,800	1,512
	Ichiyoshi Securities Co. Ltd.	249,600	1,416
	Hitachi Transport System Ltd.	43,400	1,348
	Inter Action Corp.	57,900	1,314
	Fukuyama Transporting Co. Ltd.	33,400	1,282
	Nitto Boseki Co. Ltd.	33,500	1,181
	Comture Corp.	43,939	1,063
	Daikyonishikawa Corp.	145,600	1,006
	Nikkon Holdings Co. Ltd.	47,800	1,003
	TechMatrix Corp.	47,500	912
*,1	Chatwork Co. Ltd.	69,900	817
	Kagome Co. Ltd.	26,800	769
	Mitsubishi Materials Corp.	33,500	753
	Japan Petroleum Exploration Co. Ltd.	36,100	669
*,1	Hennge KK	8,900	631
	Square Enix Holdings Co. Ltd.	11,200	621
	Ichikoh Industries Ltd.	69,300	444
*	Plaid Inc.	10,936	442
	CyberAgent Inc.	21,400	439
	Arcs Co. Ltd.	19,500	420
			572,976
Kazakhstan (0.1%)
	NAC Kazatomprom JSC GDR	48,025	1,304
	KAZ Minerals plc	80,216	940
			2,244
Luxembourg (0.1%)
[1]	Addiko Bank AG	236,793	3,881
Malaysia (0.1%)
	Inari Amertron Bhd.	2,060,500	1,729

7

International Explorer Fund
		Shares	Market Value• ($000)
Mexico (0.3%)
	Corp. Inmobiliaria Vesta SAB de CV	2,027,200	3,951
*	Grupo Aeroportuario del Pacifico SAB de CV Class B	369,550	3,799
			7,750
Netherlands (3.3%)
	ASM International NV	73,012	22,150
	BE Semiconductor Industries NV	246,993	19,948
*,2	Basic-Fit NV	226,936	10,216
	TKH Group NV	178,421	8,509
	IMCD NV	58,143	8,445
*	AerCap Holdings NV	120,870	7,041
*	SIF Holding NV	323,934	6,278
	Corbion NV	49,867	2,920
*,2	DP Eurasia NV	2,799,761	2,679
*	Merus NV	117,913	2,469
*	Boskalis Westminster	68,473	2,186
*	ProQR Therapeutics NV	146,867	914
			93,755
New Zealand (0.6%)
*	Xero Ltd.	86,013	9,370
*	Pushpay Holdings Ltd.	2,784,900	3,647
	Kiwi Property Group Ltd.	3,666,152	3,327
	Fletcher Building Ltd.	224,350	1,166
			17,510
Norway (1.3%)
	Borregaard ASA	718,334	15,807
	TOMRA Systems ASA	125,799	6,285
*	Pexip Holding ASA	315,300	3,298
	Salmar ASA	43,847	3,034
*	LINK Mobility Group Holding ASA	605,300	2,987
	Kongsberg Gruppen ASA	59,109	1,492
	Bakkafrost P/F	18,786	1,488
*	Aker Solutions ASA	757,668	1,319
			35,710
Other (0.3%)
	iShares MSCI EAFE Small-Cap ETF	101,893	7,597
Philippines (0.2%)
	Wilcon Depot Inc.	13,519,400	4,939
*	Bloomberry Resorts Corp.	12,703,100	1,710
			6,649
Russia (0.0%)
*	Ozon Holdings plc ADR	9,576	596
Singapore (0.3%)
	Jardine Cycle & Carriage Ltd.	194,000	3,377
	Venture Corp. Ltd.	185,100	2,793
*	SATS Ltd.	532,800	1,621
			7,791
		Shares	Market Value• ($000)
South Korea (1.5%)
	Koh Young Technology Inc.	453,949	11,309
	Douzone Bizon Co. Ltd.	107,922	8,155
*	NHN KCP Corp.	108,949	4,987
	Park Systems Corp.	33,645	4,372
	Hanon Systems	262,253	3,820
	Tokai Carbon Korea Co. Ltd.	15,100	2,644
	Medytox Inc.	12,877	2,017
	SNT Motiv Co. Ltd.	36,424	1,999
*	Cafe24 Corp.	61,308	1,796
*	Genexine Inc.	14,229	1,296
*,2,3	SK IE Technology Co. Ltd.	9,000	849
			43,244
Spain (1.4%)
	Prosegur Cia de Seguridad SA	2,963,755	9,218
	CIE Automotive SA	263,857	7,339
	Bankinter SA	852,446	4,662
	Acciona SA	26,650	4,633
*	Melia Hotels International SA	476,378	3,891
	Viscofan SA	44,368	3,032
	Ebro Foods SA	111,630	2,283
*	Arima Real Estate SOCIMI SA	172,710	1,924
*	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	852,446	1,671
			38,653
Sweden (6.1%)
*	Embracer Group AB Class B	687,854	21,013
	Arjo AB Class B	2,040,351	20,118
	Avanza Bank Holding AB	416,623	14,955
*	Nordic Entertainment Group AB Class B	308,300	14,301
	Loomis AB Class B	412,992	13,524
[1]	Trelleborg AB Class B	375,383	9,766
	Nordnet AB publ	496,100	9,317
	AddTech AB Class B	507,535	8,848
*	Stillfront Group AB	679,600	6,929
	HMS Networks AB	127,338	5,507
	Catena AB	107,441	5,193
	BillerudKorsnas AB	228,176	4,660
[2]	Thule Group AB	92,719	4,206
*	Fastighets AB Balder Class B	68,186	3,929
*	Cint Group AB	369,026	3,749
*	Modern Times Group MTG AB Class B	226,534	3,456
	Paradox Interactive AB	114,990	2,694
*	VNV Global AB	207,092	2,553
	Indutrade AB	82,670	2,159
	INVISIO AB	95,268	2,136
	Karnov Group AB	348,500	2,047
*	Xvivo Perfusion AB	45,476	1,824
	Saab AB Class B	51,445	1,523
*	Storytel AB	60,110	1,509
*	SkiStar AB	91,549	1,386

8

International Explorer Fund
		Shares	Market Value• ($000)
*	Bactiguard Holding AB Class B	54,920	1,251
	Sweco AB Class B	69,078	1,228
	Cellavision AB	25,164	1,067
	Beijer Ref AB Class B	67,386	1,045
*	Peab AB Class B	67,409	972
*	Nolato AB Class B	7,703	761
*	Hemnet Group AB	13,689	259
			173,885
Switzerland (3.5%)
	Julius Baer Group Ltd.	291,778	18,364
	Comet Holding AG (Registered)	55,056	14,117
*	SIG Combibloc Group AG	502,971	12,328
	Straumann Holding AG (Registered)	6,945	9,926
*	Dufry AG (Registered)	95,597	6,291
*	Siegfried Holding AG (Registered)	6,811	6,264
	Tecan Group AG (Registered)	11,820	5,760
[2]	VAT Group AG	17,959	5,128
	Bossard Holding AG (Registered) Class A	20,678	4,971
*	Zur Rose Group AG	11,700	3,894
*,2	Sensirion Holding AG	47,194	3,223
	Cembra Money Bank AG	29,328	3,189
*,2	PolyPeptide Group AG	34,114	2,998
*	u-blox Holding AG	14,577	999
*	Implenia AG (Registered)	29,121	849
			98,301
Taiwan (4.0%)
	Airtac International Group	358,000	14,942
	Chroma ATE Inc.	1,632,694	11,282
	ASPEED Technology Inc.	146,000	10,898
	Accton Technology Corp.	679,803	7,698
	Nien Made Enterprise Co. Ltd.	443,000	7,146
	Voltronic Power Technology Corp.	151,252	6,874
	Giant Manufacturing Co. Ltd.	529,000	6,718
	Formosa Sumco Technology Corp.	892,315	6,110
	momo.com Inc.	158,100	5,785
	Ennoconn Corp.	691,422	5,734
	Sino-American Silicon Products Inc.	733,000	5,097
	Delta Electronics Inc.	395,000	4,232
	Realtek Semiconductor Corp.	221,248	4,174
	Global Unichip Corp.	284,000	4,046
	Hiwin Technologies Corp.	216,845	3,272
	Advanced Wireless Semiconductor Co.	338,000	1,869
		Shares	Market Value• ($000)
	Parade Technologies Ltd.	35,000	1,716
	ITEQ Corp.	320,000	1,679
	TCI Co. Ltd.	168,000	1,448
	Alchip Technologies Ltd.	62,000	1,094
	ASMedia Technology Inc.	20,000	831
	LandMark Optoelectronics Corp.	80,000	703
			113,348
United Kingdom (16.8%)
	Electrocomponents plc	1,371,600	20,188
	Rotork plc	3,730,326	17,730
	St. James's Place plc	903,400	16,991
	Intermediate Capital Group plc	542,714	16,384
	Spectris plc	352,808	15,848
	Safestore Holdings plc	1,047,632	12,328
	Lancashire Holdings Ltd.	1,187,702	11,644
	Melrose Industries plc	4,855,200	10,930
*	Keywords Studios plc	283,222	10,582
	Dunelm Group plc	490,000	9,979
	Dechra Pharmaceuticals plc	167,000	9,302
	IMI plc	416,982	9,163
	HomeServe plc	602,300	9,102
	Genuit Group plc	1,164,734	9,088
*,2	Auto Trader Group plc	1,105,700	8,705
*	Restaurant Group plc	5,074,370	8,407
	Bodycote plc	796,200	8,316
	UNITE Group plc	479,303	7,711
*	SSP Group plc	1,739,689	7,698
	Sanne Group plc	855,851	7,643
	Savills plc	459,747	7,576
	Cranswick plc	144,510	7,454
	Pets at Home Group plc	1,214,072	7,450
*	Howden Joinery Group plc	655,700	7,325
*,2	Network International Holdings plc	1,259,296	7,308
	QinetiQ Group plc	1,517,700	6,957
	RWS Holdings plc	708,200	6,718
	Softcat plc	249,748	6,613
	Future plc	197,800	6,445
	Spirent Communications plc	1,763,000	6,241
[2]	Avast plc	940,000	6,202
	Workspace Group plc	545,724	6,179
	Segro plc	435,000	6,043
	Halma plc	160,000	5,717
*	Conduit Holdings Ltd.	751,000	5,569
*	Abcam plc	261,446	5,517
*,2	Trainline plc	850,838	5,359
	Vistry Group plc	300,000	5,128
*	Victoria plc	372,040	5,035
	Games Workshop Group plc	33,599	5,034
[2]	ConvaTec Group plc	1,610,560	4,853

9

International Explorer Fund
		Shares	Market Value• ($000)
*	Weir Group plc	180,000	4,764
	B&M European Value Retail SA	608,931	4,760
	LondonMetric Property plc	1,510,000	4,705
	Redrow plc	489,990	4,677
	Renishaw plc	54,000	4,663
*	Beazley plc	917,075	4,287
*	IWG plc	835,000	4,228
	IG Group Holdings plc	330,000	4,175
*	First Derivatives plc	103,248	4,171
	FDM Group Holdings plc	293,376	4,146
	Telecom Plus plc	227,000	4,078
	Pennon Group plc	271,955	3,885
	Ninety One plc	1,093,009	3,694
	Keller Group plc	305,520	3,491
*	easyJet plc	238,069	3,404
*	Naked Wines plc	285,835	3,322
	Tate & Lyle plc	299,080	3,309
*	Greggs plc	100,000	3,263
	Synthomer plc	434,656	3,052
*	Hyve Group plc	1,838,536	3,048
	Smart Metering Systems plc	263,756	2,957
	AJ Bell plc	480,504	2,948
*	Team17 Group plc	274,410	2,936
	Grainger plc	739,983	2,921
*	Draper Esprit plc	212,301	2,473
*	National Express Group plc	557,171	2,302
	Alpha FX Group plc	96,668	2,196
*	Travis Perkins plc	74,910	1,591
*	Meggitt plc	237,889	1,530
*	Hotel Chocolat Group plc	254,752	1,423
*	Balfour Beatty plc	325,579	1,404
	Centamin plc	872,547	1,294
	Ferrexpo plc	186,149	1,128
*	Allfunds Group plc	66,321	1,115
	Grafton Group plc	64,392	1,061
	dotdigital group plc	376,924	989
	Domino's Pizza Group plc	179,695	948
*	Marshalls plc	88,937	893
	Britvic plc	67,717	826
	Subsea 7 SA	74,618	754
[2]	John Laing Group plc	176,080	747
	Ultra Electronics Holdings plc	25,628	716
	Cairn Energy plc	256,218	601
*	Freeline Therapeutics Holdings plc ADR	34,486	379
*	Wickes Group plc	83,938	290
*	Immunocore Holdings plc ADR	4,800	194
			474,200
United States (0.3%)
*	Patria Investments Ltd. Class A	368,637	5,106
		Shares	Market Value• ($000)
*	UroGen Pharma Ltd.	64,390	1,252
*	ACM Research Inc. Class A	11,747	928
*	Kosmos Energy Ltd.	189,382	542
			7,828
Total Common Stocks (Cost $1,968,317)			2,735,100
Temporary Cash Investments (4.5%)
Money Market Fund (4.3%)
[4,5]	Vanguard Market Liquidity Fund, 0.068%	1,213,040	121,304
		Face Amount ($000)
Repurchase Agreements (0.2%)
	Goldman Sachs & Co. 0.010%, 5/3/21 (Dated 4/30/21 Repurchase Value $4,900,000 collateralized by Freddie Mac 2.000%, 4/1/51 with a value of $4,998,000)	4,900	4,900
Total Temporary Cash Investments (Cost $126,198)			126,204
Total Investments (101.1%) (Cost $2,094,515)			2,861,304
Other Assets and Liabilities—Net (-1.1%)			(30,867)
Net Assets (100%)			2,830,437
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $39,627,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $190,655,000, representing 6.7% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $42,702,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

10

International Explorer Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	June 2021	302	34,085	571
MSCI Emerging Market Index	June 2021	190	12,698	(47)
				524
See accompanying Notes, which are an integral part of the Financial Statements.
11

International Explorer Fund
Statement of Assets and Liabilities
As of April 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,973,217)	2,740,000
Affiliated Issuers (Cost $121,298)	121,304
Total Investments in Securities	2,861,304
Investment in Vanguard	100
Foreign Currency, at Value (Cost $2,410)	2,416
Cash Collateral Pledged—Futures Contracts	2,970
Receivables for Investment Securities Sold	11,998
Receivables for Accrued Income	9,101
Receivables for Capital Shares Issued	1,613
Total Assets	2,889,502
Liabilities
Due to Custodian	4,905
Payables for Investment Securities Purchased	6,759
Collateral for Securities on Loan	42,702
Payables for Capital Shares Redeemed	2,340
Payables to Investment Advisor	1,471
Payables to Vanguard	212
Variation Margin Payable—Futures Contracts	676
Total Liabilities	59,065
Net Assets	2,830,437
At April 30, 2021, net assets consisted of:

Paid-in Capital	2,153,771
Total Distributable Earnings (Loss)	676,666
Net Assets	2,830,437

Net Assets
Applicable to 128,584,597 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,830,437
Net Asset Value Per Share	$22.01
See accompanying Notes, which are an integral part of the Financial Statements.
12

International Explorer Fund
Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Dividends[1]	17,484
Interest[2]	43
Securities Lending—Net	769
Total Income	18,296
Expenses
Investment Advisory Fees—Note B
Basic Fee	3,646
Performance Adjustment	(699)
The Vanguard Group—Note C
Management and Administrative	2,155
Marketing and Distribution	104
Custodian Fees	124
Shareholders’ Reports	48
Trustees’ Fees and Expenses	1
Total Expenses	5,379
Net Investment Income	12,917
Realized Net Gain (Loss)
Investment Securities Sold[2]	184,991
Futures Contracts	9,689
Foreign Currencies	(558)
Realized Net Gain (Loss)	194,122
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	509,314
Futures Contracts	2,788
Foreign Currencies	112
Change in Unrealized Appreciation (Depreciation)	512,214
Net Increase (Decrease) in Net Assets Resulting from Operations	719,253
1	Dividends are net of foreign withholding taxes of $1,885,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $40,000, $0, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
13

International Explorer Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	12,917	34,127
Realized Net Gain (Loss)	194,122	(78,073)
Change in Unrealized Appreciation (Depreciation)	512,214	2,216
Net Increase (Decrease) in Net Assets Resulting from Operations	719,253	(41,730)
Distributions
Total Distributions	(29,013)	(80,592)
Capital Share Transactions
Issued	163,580	364,525
Issued in Lieu of Cash Distributions	25,535	72,030
Redeemed	(377,869)	(1,147,784)
Net Increase (Decrease) from Capital Share Transactions	(188,754)	(711,229)
Total Increase (Decrease)	501,486	(833,551)
Net Assets
Beginning of Period	2,328,951	3,162,502
End of Period	2,830,437	2,328,951
See accompanying Notes, which are an integral part of the Financial Statements.
14

International Explorer Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$16.90	$17.22	$17.86	$21.87	$16.82	$17.76
Investment Operations
Net Investment Income	.097[1]	.211[1]	.379[1]	.369[1]	.333[1]	.318
Net Realized and Unrealized Gain (Loss) on Investments	5.229	(.081)	.300	(3.032)	5.035	(.334)
Total from Investment Operations	5.326	.130	.679	(2.663)	5.368	(.016)
Distributions
Dividends from Net Investment Income	(.216)	(.450)	(.289)	(.447)	(.318)	(.263)
Distributions from Realized Capital Gains	—	—	(1.030)	(.900)	—	(.661)
Total Distributions	(.216)	(.450)	(1.319)	(1.347)	(.318)	(.924)
Net Asset Value, End of Period	$22.01	$16.90	$17.22	$17.86	$21.87	$16.82
Total Return[2]	31.66%	0.62%	4.85%	-13.08%	32.58%	-0.06%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,830	$2,329	$3,163	$3,649	$3,980	$2,829
Ratio of Total Expenses to Average Net Assets[3]	0.40%	0.39%	0.39%	0.39%	0.38%	0.41%
Ratio of Net Investment Income to Average Net Assets	0.87%	1.29%	2.28%	1.75%	1.68%	1.83%
Portfolio Turnover Rate	27%	71%	35%	40%	43%	37%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.05%), (0.04%), (0.03%), (0.01%), (0.01%), and 0.00%.
See accompanying Notes, which are an integral part of the Financial Statements.
15

International Explorer Fund
Notes to Financial Statements
Vanguard International Explorer Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The
16

International Explorer Fund
clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings.
17

International Explorer Fund
While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously
18

International Explorer Fund
withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
B.  The investment advisory firms Schroder Investment Management North America Inc., Wellington Management Company llp, TimesSquare Capital Management, LLC, and Baillie Gifford Overseas Ltd. each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Schroder Investment Management North America Inc., Wellington Management Company llp, and TimesSquare Capital Management, LLC, are subject to quarterly adjustments based on performance relative to the S&P EPAC SmallCap Index for the preceding three years. In accordance with the advisory contract entered into with Baillie Gifford Overseas Ltd., beginning November 1, 2021, the investment advisory fees will be subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex US Small-Cap Index since October 31,2020.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended April 30, 2021, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.27% of the fund’s average net assets, before a decrease of $699,000 (-0.05%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2021, the fund had contributed to Vanguard capital in the amount of $100,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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International Explorer Fund
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	136,994	2,597,257	849	2,735,100
Temporary Cash Investments	121,304	4,900	—	126,204
Total	258,298	2,602,157	849	2,861,304

Derivative Financial Instruments
Assets
Futures Contracts[1]	571	—	—	571
Liabilities
Futures Contracts[1]	47	—	—	47
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  As of April 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,099,914
Gross Unrealized Appreciation	849,778
Gross Unrealized Depreciation	(87,864)
Net Unrealized Appreciation (Depreciation)	761,914
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2020, the fund had available capital losses totaling $291,149,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended April 30, 2021, the fund purchased $692,690,000 of investment securities and sold $902,024,000 of investment securities, other than temporary cash investments.
20

International Explorer Fund
G.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	Shares (000)	Shares (000)
Issued	7,949	23,379
Issued in Lieu of Cash Distributions	1,290	4,035
Redeemed	(18,482)	(73,281)
Net Increase (Decrease) in Shares Outstanding	(9,243)	(45,867)
H.  Management has determined that no events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.
21

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard International Explorer Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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Q1262 062021

Semiannual Report  |  April 30, 2021
Vanguard High Dividend Yield Index Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2021
	Beginning Account Value 10/31/2020	Ending Account Value 4/30/2021	Expenses Paid During Period
Based on Actual Fund Return
High Dividend Yield Index Fund
ETF Shares	$1,000.00	$1,323.80	$0.35
AdmiralTM Shares	1,000.00	1,323.50	0.46
Based on Hypothetical 5% Yearly Return
High Dividend Yield Index Fund
ETF Shares	$1,000.00	$1,024.50	$0.30
Admiral Shares	1,000.00	1,024.40	0.40
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.06% for ETF Shares and 0.08% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

High Dividend Yield Index Fund
Fund Allocation
As of April 30, 2021
Basic Materials	4.4%
Consumer Discretionary	8.4
Consumer Staples	12.8
Energy	6.6
Financials	22.1
Health Care	12.1
Industrials	10.2
Real Estate	0.0
Technology	7.8
Telecommunications	7.4
Utilities	8.2
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

High Dividend Yield Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (4.4%)
Linde plc	1,865,701	533,292
Air Products and Chemicals Inc.	785,061	226,474
Newmont Corp.	2,847,892	177,737
Dow Inc.	2,654,360	165,898
International Flavors & Fragrances Inc.	881,134	125,271
Fastenal Co.	2,031,151	106,189
LyondellBasell Industries NV Class A	910,316	94,436
Nucor Corp.	1,069,861	88,007
International Paper Co.	1,396,942	81,023
Celanese Corp.	404,476	63,361
Eastman Chemical Co.	478,944	55,265
Steel Dynamics Inc.	707,613	38,367
CF Industries Holdings Inc.	753,800	36,657
Reliance Steel & Aluminum Co.	223,869	35,888
Scotts Miracle-Gro Co.	143,018	33,060
Olin Corp.	503,274	21,656
Huntsman Corp.	706,887	20,266
Southern Copper Corp.	291,258	20,216
Timken Co.	223,586	18,752
Chemours Co.	576,492	17,410
Avient Corp.	320,734	16,284
Sensient Technologies Corp.	148,924	12,248
Commercial Metals Co.	417,453	12,198
Cabot Corp.	196,645	10,792
Compass Minerals International Inc.	119,849	8,140
Tronox Holdings plc Class A	381,811	8,094
Worthington Industries Inc.	122,519	7,996
Kaiser Aluminum Corp.	55,204	6,650
	Shares	Market Value• ($000)
Carpenter Technology Corp.	166,692	6,313
Schweitzer-Mauduit International Inc.	109,043	4,980
		2,052,920
Consumer Discretionary (8.4%)
Home Depot Inc.	3,814,944	1,234,783
Walmart Inc.	4,947,390	692,189
McDonald's Corp.	2,643,317	624,034
Target Corp.	1,776,281	368,152
VF Corp.	1,144,136	100,295
Best Buy Co. Inc.	809,906	94,168
ViacomCBS Inc. Class B	1,989,983	81,629
Garmin Ltd.	531,472	72,939
Genuine Parts Co.	500,153	62,504
Omnicom Group Inc.	757,079	62,277
Whirlpool Corp.	222,154	52,528
Williams-Sonoma Inc.	271,260	46,318
Hasbro Inc.	453,850	45,135
Interpublic Group of Cos. Inc.	1,371,645	43,550
Newell Brands Inc.	1,355,777	36,552
Nielsen Holdings plc	1,257,618	32,258
Polaris Inc.	204,973	28,702
Hanesbrands Inc.	1,223,830	25,774
Leggett & Platt Inc.	466,067	23,150
Foot Locker Inc.	364,460	21,496
Travel + Leisure Co.	296,449	19,130
TEGNA Inc.	769,903	15,444
H&R Block Inc.	649,098	14,449
LCI Industries	86,515	12,674
Extended Stay America Inc.	624,577	12,423
MDC Holdings Inc.	206,830	12,133
Kontoor Brands Inc.	180,480	11,340
Penske Automotive Group Inc.	112,128	9,833
Rent-A-Center Inc.	170,080	9,788
Big Lots Inc.	130,379	8,988
John Wiley & Sons Inc. Class A	152,349	8,675
4

High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	HNI Corp.	149,585	6,333
	Sinclair Broadcast Group Inc. Class A	155,024	5,034
	Steelcase Inc. Class A	302,681	4,177
			3,898,854
Consumer Staples (12.8%)
	Procter & Gamble Co.	8,656,238	1,154,915
	Coca-Cola Co.	13,737,152	741,531
	PepsiCo Inc.	4,928,718	710,524
	Philip Morris International Inc.	5,528,282	525,187
	CVS Health Corp.	4,643,756	354,783
	Altria Group Inc.	6,601,245	315,209
	Mondelez International Inc. Class A	4,956,071	301,379
	Colgate-Palmolive Co.	2,993,189	241,550
	Kimberly-Clark Corp.	1,204,985	160,649
	Sysco Corp.	1,721,937	145,900
	Walgreens Boots Alliance Inc.	2,567,468	136,333
	General Mills Inc.	2,153,599	131,068
	Archer-Daniels-Midland Co.	1,968,712	124,285
	Kroger Co.	2,709,900	99,020
	Kraft Heinz Co.	2,299,744	94,956
	Hershey Co.	521,042	85,607
	Clorox Co.	448,505	81,852
	Tyson Foods Inc. Class A	1,021,470	79,113
	Conagra Brands Inc.	1,746,366	64,773
	Kellogg Co.	886,431	55,331
	J M Smucker Co.	395,868	51,855
	Hormel Foods Corp.	993,540	45,901
	Bunge Ltd.	478,782	40,419
	Coca-Cola European Partners plc	701,522	39,860
	Campbell Soup Co.	689,003	32,900
	Ingredion Inc.	236,964	22,135
	Flowers Foods Inc.	687,835	16,480
	Spectrum Brands Holdings Inc.	148,218	13,064
	Energizer Holdings Inc.	239,284	11,797
	Nu Skin Enterprises Inc. Class A	178,065	9,412
	Medifast Inc.	39,636	9,001
[1]	B&G Foods Inc.	223,922	6,534
	Vector Group Ltd.	490,237	6,398
	Reynolds Consumer Products Inc.	172,580	5,060
	Universal Corp.	85,325	4,798
	Weis Markets Inc.	34,064	1,766
			5,921,345
Energy (6.6%)
	Exxon Mobil Corp.	15,028,032	860,205
	Shares	Market Value• ($000)
Chevron Corp.	6,836,827	704,672
ConocoPhillips	4,821,638	246,579
EOG Resources Inc.	2,067,120	152,223
Schlumberger NV	4,967,581	134,373
Marathon Petroleum Corp.	2,296,336	127,791
Phillips 66	1,548,012	125,250
Kinder Morgan Inc.	6,934,970	118,241
Valero Energy Corp.	1,446,882	107,011
Williams Cos. Inc.	4,334,681	105,593
ONEOK Inc.	1,579,258	82,658
Diamondback Energy Inc.	598,525	48,917
Devon Energy Corp.	2,080,808	48,649
Baker Hughes Co.	2,317,818	46,542
Cimarex Energy Co.	354,570	23,473
Cabot Oil & Gas Corp.	1,381,341	23,027
Ovintiv Inc.	918,625	21,983
HollyFrontier Corp.	527,036	18,446
Equitrans Midstream Corp.	1,440,660	11,756
Helmerich & Payne Inc.	368,837	9,453
Antero Midstream Corp.	1,012,666	8,749
Murphy Oil Corp.	513,465	8,693
Archrock Inc.	455,492	4,254
		3,038,538
Financials (22.0%)
JPMorgan Chase & Co.	10,761,520	1,655,229
Bank of America Corp.	27,502,024	1,114,657
Wells Fargo & Co.	13,476,800	607,130
Citigroup Inc.	7,394,278	526,768
Morgan Stanley	4,964,834	409,847
BlackRock Inc.	422,927	346,504
US Bancorp	4,822,431	286,211
Truist Financial Corp.	4,778,643	283,421
PNC Financial Services Group Inc.	1,504,709	281,305
Chubb Ltd.	1,598,096	274,217
CME Group Inc.	1,259,582	254,423
Progressive Corp.	2,071,689	208,702
MetLife Inc.	2,684,990	170,846
American International Group Inc.	3,076,163	149,040
T. Rowe Price Group Inc.	801,916	143,703
Bank of New York Mellon Corp.	2,831,803	141,250
Prudential Financial Inc.	1,402,966	140,802
Travelers Cos. Inc.	897,424	138,796
Aflac Inc.	2,431,364	130,637
Discover Financial Services	1,093,738	124,686
Ameriprise Financial Inc.	418,949	108,256
State Street Corp.	1,248,806	104,837

5

High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Fifth Third Bancorp	2,531,759	102,638
	Arthur J Gallagher & Co.	685,736	99,397
	Hartford Financial Services Group Inc.	1,262,406	83,268
	Northern Trust Corp.	682,532	77,672
	Regions Financial Corp.	3,492,792	76,143
	KeyCorp	3,432,827	74,698
	M&T Bank Corp.	455,278	71,793
	Citizens Financial Group Inc.	1,539,464	71,246
	Ally Financial Inc.	1,318,990	67,862
	Principal Financial Group Inc.	958,952	61,248
	Cincinnati Financial Corp.	528,567	59,559
	Huntington Bancshares Inc.	3,644,516	55,834
	Equitable Holdings Inc.	1,416,819	48,498
	Fidelity National Financial Inc.	968,485	44,182
	Lincoln National Corp.	679,892	43,601
	Everest Re Group Ltd.	139,044	38,508
	East West Bancorp Inc.	497,684	37,899
	Comerica Inc.	491,102	36,911
	Invesco Ltd.	1,331,052	35,938
	First Horizon Corp.	1,926,311	35,232
*	Credicorp Ltd.	282,705	33,755
	Apollo Global Management Inc.	601,092	33,282
	Assurant Inc.	206,856	32,187
	Zions Bancorp NA	569,956	31,804
	Reinsurance Group of America Inc.	239,064	31,205
	American Financial Group Inc.	251,562	30,907
	Franklin Resources Inc.	975,977	29,279
	People's United Financial Inc.	1,493,094	27,070
	Jefferies Financial Group Inc.	782,582	25,442
	First American Financial Corp.	382,930	24,699
	Old Republic International Corp.	998,835	24,591
	TCF Financial Corp.	532,519	24,240
	Synovus Financial Corp.	516,147	24,187
	Cullen/Frost Bankers Inc.	197,612	23,725
	Prosperity Bancshares Inc.	315,124	23,118
	Popular Inc.	292,864	21,660
	Janus Henderson Group plc	610,957	21,011
	South State Corp.	245,552	20,705
	Unum Group	717,589	20,279
	Glacier Bancorp Inc.	336,180	19,818
	Shares	Market Value• ($000)
Evercore Inc. Class A	139,444	19,540
Ares Management Corp. Class A	369,345	19,398
Valley National Bancorp	1,398,641	19,259
New York Community Bancorp Inc.	1,587,788	18,990
CIT Group Inc.	346,272	18,453
MGIC Investment Corp.	1,192,113	18,168
PacWest Bancorp	411,960	17,883
Carlyle Group Inc.	416,024	17,748
Bank OZK	431,012	17,667
Hanover Insurance Group Inc.	127,716	17,664
United Bankshares Inc.	434,553	17,065
Webster Financial Corp.	316,038	16,722
Axis Capital Holdings Ltd.	292,796	16,338
Lazard Ltd. Class A	356,018	16,017
OneMain Holdings Inc.	275,149	15,648
RLI Corp.	138,851	15,476
BankUnited Inc.	322,174	15,017
Home BancShares Inc.	536,920	14,942
FNB Corp.	1,138,520	14,676
Umpqua Holdings Corp.	776,814	14,480
Community Bank System Inc.	185,684	14,415
Assured Guaranty Ltd.	275,333	14,001
Hancock Whitney Corp.	302,771	14,000
CNO Financial Group Inc.	518,554	13,239
Bank of Hawaii Corp.	139,188	12,651
First Hawaiian Inc.	457,537	12,564
Pacific Premier Bancorp Inc.	280,654	12,357
Houlihan Lokey Inc. Class A	181,280	12,013
Investors Bancorp Inc.	809,760	11,855
Associated Banc-Corp	535,142	11,714
Walker & Dunlop Inc.	99,308	11,008
Columbia Banking System Inc.	252,045	10,972
Old National Bancorp	575,593	10,879
Navient Corp.	645,607	10,866
Simmons First National Corp. Class A	379,908	10,827
Cathay General Bancorp	266,634	10,793
Atlantic Union Bankshares Corp.	273,600	10,580
BancorpSouth Bank	347,572	10,285
Moelis & Co. Class A	185,493	10,069
Artisan Partners Asset Management Inc. Class A	196,342	9,998
Independent Bank Group Inc.	129,974	9,814

6

High Dividend Yield Index Fund
	Shares	Market Value• ($000)
BOK Financial Corp.	110,708	9,736
Cadence Bancorp Class A	432,837	9,631
CVB Financial Corp.	453,714	9,623
Federated Hermes Inc. Class B	333,756	9,612
Fulton Financial Corp.	557,291	9,502
First Bancorp	755,716	9,499
United Community Banks Inc.	274,200	8,972
First Merchants Corp.	189,448	8,754
Washington Federal Inc.	264,974	8,625
First Midwest Bancorp Inc.	400,276	8,394
First Financial Bancorp	340,389	8,343
WesBanco Inc.	228,855	8,305
Renasant Corp.	191,148	8,053
Sandy Spring Bancorp Inc.	161,727	7,336
Towne Bank	235,064	7,282
Trustmark Corp.	221,187	7,169
Banner Corp.	121,976	6,933
Bank of NT Butterfield & Son Ltd.	175,973	6,902
Virtu Financial Inc. Class A	223,514	6,623
Hope Bancorp Inc.	412,232	6,188
Mercury General Corp.	96,319	5,998
Argo Group International Holdings Ltd.	113,888	5,943
Capitol Federal Financial Inc.	457,358	5,911
Provident Financial Services Inc.	249,085	5,871
Horace Mann Educators Corp.	145,411	5,831
Cohen & Steers Inc.	85,621	5,824
Westamerica Bancorp	91,359	5,792
Northwest Bancshares Inc.	411,551	5,778
NBT Bancorp Inc.	149,390	5,660
Waddell & Reed Financial Inc. Class A	215,714	5,389
First Commonwealth Financial Corp.	335,645	4,864
CNA Financial Corp.	98,807	4,637
BancFirst Corp.	65,872	4,579
S&T Bancorp Inc.	135,749	4,473
Brookline Bancorp Inc.	272,365	4,385
City Holding Co.	56,261	4,355
Boston Private Financial Holdings Inc.	287,745	4,236
Employers Holdings Inc.	103,708	4,198
	Shares	Market Value• ($000)
Safety Insurance Group Inc.	50,174	4,116
Stock Yards Bancorp Inc.	71,795	3,673
Berkshire Hills Bancorp Inc.	158,316	3,513
TFS Financial Corp.	172,459	3,373
Kearny Financial Corp.	263,924	3,373
WisdomTree Investments Inc.	488,917	3,317
American National Group Inc.	26,802	3,038
Washington Trust Bancorp Inc.	58,893	3,007
1st Source Corp.	57,361	2,730
Community Trust Bancorp Inc.	55,244	2,462
FBL Financial Group Inc. Class A	33,930	1,924
Republic Bancorp Inc. Class A	41,003	1,842
State Auto Financial Corp.	61,464	1,160
		10,229,143
Health Care (12.0%)
Johnson & Johnson	9,368,925	1,524,605
Pfizer Inc.	19,757,495	763,627
AbbVie Inc.	6,255,835	697,526
Merck & Co. Inc.	8,980,617	669,056
Eli Lilly & Co.	2,991,540	546,764
Bristol-Myers Squibb Co.	8,042,322	502,002
Amgen Inc.	2,070,863	496,262
Gilead Sciences Inc.	4,459,039	283,015
Cardinal Health Inc.	1,040,579	62,789
Perrigo Co. plc	481,276	20,035
Patterson Cos. Inc.	297,695	9,568
Healthcare Services Group Inc.	262,120	7,850
		5,583,099
Industrials (10.2%)
United Parcel Service Inc. Class B	2,544,943	518,812
Caterpillar Inc.	1,924,213	438,932
Raytheon Technologies Corp.	5,065,165	421,624
3M Co.	1,997,648	393,816
Lockheed Martin Corp.	877,421	333,911
Automatic Data Processing Inc.	1,524,728	285,109
Illinois Tool Works Inc.	1,117,230	257,477
Eaton Corp. plc	1,423,791	203,502
Emerson Electric Co.	2,111,262	191,048
General Dynamics Corp.	906,201	172,387

7

High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Johnson Controls International plc	2,578,501	160,744
L3Harris Technologies Inc.	743,873	155,641
DuPont de Nemours Inc.	1,905,838	146,959
Cummins Inc.	522,568	131,708
Paychex Inc.	1,138,255	110,969
PACCAR Inc.	1,203,261	108,149
Synchrony Financial	2,085,576	91,223
Westrock Co.	920,654	51,327
Packaging Corp. of America	330,693	48,827
CH Robinson Worldwide Inc.	472,656	45,885
Snap-on Inc.	189,944	45,131
RPM International Inc.	451,299	42,801
Western Union Co.	1,447,646	37,291
Hubbell Inc. Class B	190,710	36,618
Watsco Inc.	115,020	33,685
Huntington Ingalls Industries Inc.	139,404	29,598
ManpowerGroup Inc.	204,428	24,713
MDU Resources Group Inc.	703,684	23,545
Sonoco Products Co.	353,538	23,143
Flowserve Corp.	459,278	18,206
nVent Electric plc	548,574	16,704
Crane Co.	171,780	16,158
Ryder System Inc.	184,983	14,769
MSC Industrial Direct Co. Inc. Class A	162,191	14,623
ABM Industries Inc.	235,276	12,096
GATX Corp.	122,220	11,942
Kennametal Inc.	291,491	11,706
Triton International Ltd.	212,116	10,642
McGrath RentCorp	84,694	6,943
Otter Tail Corp.	142,298	6,721
Granite Construction Inc.	164,622	6,272
Greif Inc. Class A	90,176	5,457
Greenbrier Cos. Inc.	112,362	5,308
ADT Inc.	543,160	4,996
H&E Equipment Services Inc.	112,491	4,376
Atlas Corp.	289,025	3,983
Scorpio Tankers Inc.	175,488	3,183
Apogee Enterprises Inc.	88,740	3,117
SFL Corp. Ltd.	324,994	2,522
		4,744,299
Real Estate (0.0%)
Kennedy-Wilson Holdings Inc.	423,972	8,713
Technology (7.8%)
Intel Corp.	14,572,022	838,328
	Shares	Market Value• ($000)
Broadcom Inc.	1,402,851	639,981
Texas Instruments Inc.	3,260,963	588,636
QUALCOMM Inc.	3,998,770	555,029
International Business Machines Corp.	3,156,098	447,787
HP Inc.	4,611,812	157,309
Corning Inc.	2,664,242	117,786
Hewlett Packard Enterprise Co.	4,555,372	72,977
Seagate Technology plc	731,730	67,934
NetApp Inc.	781,628	58,380
NortonLifeLock Inc.	1,926,016	41,621
National Instruments Corp.	454,777	18,832
Avnet Inc.	346,072	15,200
Xerox Holdings Corp.	594,854	14,360
		3,634,160
Telecommunications (7.4%)
Comcast Corp. Class A	16,108,835	904,511
Verizon Communications Inc.	14,716,716	850,479
AT&T Inc.	25,338,574	795,885
Cisco Systems Inc.	15,083,401	767,896
Lumen Technologies Inc.	3,862,930	49,561
Juniper Networks Inc.	1,160,688	29,470
Cogent Communications Holdings Inc.	149,161	11,263
Telephone & Data Systems Inc.	355,070	8,160
		3,417,225
Utilities (8.1%)
NextEra Energy Inc.	6,949,954	538,691
Duke Energy Corp.	2,608,460	262,646
Southern Co.	3,741,796	247,595
Dominion Energy Inc.	2,888,343	230,779
Waste Management Inc.	1,497,627	206,627
American Electric Power Co. Inc.	1,766,407	156,698
Exelon Corp.	3,460,769	155,527
Sempra Energy	1,027,777	141,391
Xcel Energy Inc.	1,878,505	133,937
Public Service Enterprise Group Inc.	1,792,292	113,201
WEC Energy Group Inc.	1,125,093	109,325
Eversource Energy	1,218,031	105,019
DTE Energy Co.	681,811	95,467
Consolidated Edison Inc.	1,217,823	94,272
PPL Corp.	2,737,832	79,753
Entergy Corp.	714,290	78,065
Edison International	1,279,510	76,067
Ameren Corp.	875,265	74,257
FirstEnergy Corp.	1,929,477	73,166

8

High Dividend Yield Index Fund
	Shares	Market Value• ($000)
AES Corp.	2,334,525	64,946
CMS Energy Corp.	1,008,605	64,944
Evergy Inc.	799,322	51,133
Alliant Energy Corp.	881,953	49,539
Atmos Energy Corp.	452,985	46,925
CenterPoint Energy Inc.	1,778,504	43,555
Essential Utilities Inc.	888,568	41,878
NiSource Inc.	1,351,432	35,164
Pinnacle West Capital Corp.	397,270	33,629
UGI Corp.	734,134	32,089
NRG Energy Inc.	858,654	30,757
Vistra Corp.	1,722,453	29,058
OGE Energy Corp.	705,296	23,670
IDACORP Inc.	177,810	18,222
Hawaiian Electric Industries Inc.	377,666	16,262
Portland General Electric Co.	315,863	16,065
National Fuel Gas Co.	306,745	15,233
Black Hills Corp.	220,827	15,233
PNM Resources Inc.	300,418	14,829
ONE Gas Inc.	184,040	14,810
New Jersey Resources Corp.	334,554	14,034
Southwest Gas Holdings Inc.	199,886	13,936
Spire Inc.	176,161	13,272
ALLETE Inc.	182,897	12,869
NorthWestern Corp.	178,244	12,126
Avista Corp.	241,388	11,109
Avangrid Inc.	200,078	10,184
MGE Energy Inc.	127,616	9,547
South Jersey Industries Inc.	354,036	8,762
Clearway Energy Inc. Class C	291,066	8,351
	Shares	Market Value• ($000)
Atlantica Sustainable Infrastructure plc	209,282	8,068
Covanta Holding Corp.	416,160	6,259
SJW Group	92,440	6,059
Northwest Natural Holding Co.	106,937	5,766
Clearway Energy Inc. Class A	119,189	3,168
		3,773,934
Total Common Stocks (Cost $36,279,285)		46,302,230
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3] Vanguard Market Liquidity Fund, 0.068% (Cost $102,328)	1,023,282	102,328
Total Investments (99.9%) (Cost $36,381,613)		46,404,558
Other Assets and Liabilities—Net (0.1%)		67,338
Net Assets (100%)		46,471,896
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,157,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $6,541,000 was received for securities on loan.

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High Dividend Yield Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2021	441	92,046	1,803

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
BlackRock Inc.	2/2/22	GSI	81,784	(0.115)	143	—
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
GSI—Goldman Sachs International.
At April 30, 2021, the counterparties had deposited in segregated accounts security with a value of $991,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
10

High Dividend Yield Index Fund
Statement of Assets and Liabilities
As of April 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $36,279,285)	46,302,230
Affiliated Issuers (Cost $102,328)	102,328
Total Investments in Securities	46,404,558
Investment in Vanguard	1,660
Cash	238
Cash Collateral Pledged—Futures Contracts	4,852
Receivables for Accrued Income	74,106
Receivables for Capital Shares Issued	12,347
Unrealized Appreciation—Over-the-Counter Swap Contracts	143
Total Assets	46,497,904
Liabilities
Payables for Investment Securities Purchased	13,109
Collateral for Securities on Loan	6,541
Payables for Capital Shares Redeemed	4,484
Payables to Vanguard	1,235
Variation Margin Payable—Futures Contracts	639
Total Liabilities	26,008
Net Assets	46,471,896
At April 30, 2021, net assets consisted of:

Paid-in Capital	37,574,429
Total Distributable Earnings (Loss)	8,897,467
Net Assets	46,471,896

ETF Shares—Net Assets
Applicable to 348,308,762 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	36,089,540
Net Asset Value Per Share—ETF Shares	$103.61

Admiral Shares—Net Assets
Applicable to 332,306,650 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,382,356
Net Asset Value Per Share—Admiral Shares	$31.24
See accompanying Notes, which are an integral part of the Financial Statements.
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High Dividend Yield Index Fund
Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Dividends	664,139
Interest[1]	41
Securities Lending—Net	618
Total Income	664,798
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,282
Management and Administrative—ETF Shares	7,886
Management and Administrative—Admiral Shares	3,138
Marketing and Distribution—ETF Shares	605
Marketing and Distribution—Admiral Shares	170
Custodian Fees	185
Shareholders’ Reports—ETF Shares	77
Shareholders’ Reports—Admiral Shares	45
Trustees’ Fees and Expenses	4
Total Expenses	13,392
Net Investment Income	651,406
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	926,021
Futures Contracts	18,032
Swap Contracts	17,890
Realized Net Gain (Loss)	961,943
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	9,528,773
Futures Contracts	3,807
Swap Contracts	4,849
Change in Unrealized Appreciation (Depreciation)	9,537,429
Net Increase (Decrease) in Net Assets Resulting from Operations	11,150,778
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $39,000, $2,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $1,130,060,000 of the net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
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High Dividend Yield Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	651,406	1,242,802
Realized Net Gain (Loss)	961,943	(23,588)
Change in Unrealized Appreciation (Depreciation)	9,537,429	(4,440,201)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,150,778	(3,220,987)
Distributions
ETF Shares	(504,538)	(938,468)
Admiral Shares	(141,465)	(282,080)
Total Distributions	(646,003)	(1,220,548)
Capital Share Transactions
Investor Shares	—	(5,748)
ETF Shares	1,646,520	2,846,525
Admiral Shares	377,007	(91,604)
Net Increase (Decrease) from Capital Share Transactions	2,023,527	2,749,173
Total Increase (Decrease)	12,528,302	(1,692,362)
Net Assets
Beginning of Period	33,943,594	35,635,956
End of Period	46,471,896	33,943,594
See accompanying Notes, which are an integral part of the Financial Statements.
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High Dividend Yield Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$79.49	$89.60	$83.26	$82.46	$71.19	$67.88
Investment Operations
Net Investment Income	1.482[1]	2.950[1]	2.891[1]	2.623[1]	2.394[1]	2.203
Net Realized and Unrealized Gain (Loss) on Investments	24.104	(10.184)	6.251	.731	11.301	3.245
Total from Investment Operations	25.586	(7.234)	9.142	3.354	13.695	5.448
Distributions
Dividends from Net Investment Income	(1.466)	(2.876)	(2.802)	(2.554)	(2.425)	(2.138)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.466)	(2.876)	(2.802)	(2.554)	(2.425)	(2.138)
Net Asset Value, End of Period	$103.61	$79.49	$89.60	$83.26	$82.46	$71.19
Total Return	32.38%	-8.17%	11.31%	4.05%	19.46%	8.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$36,090	$26,279	$26,816	$21,328	$20,010	$15,497
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	3.12%	3.53%	3.38%	3.08%	3.07%	3.26%
Portfolio Turnover Rate[2]	7%	11%	7%	13%	9%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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High Dividend Yield Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,	February 7, 2019[1] to October 31, 2019
		2020
Net Asset Value, Beginning of Period	$23.97	$27.02	$25.00
Investment Operations
Net Investment Income[2]	.444	.887	.624
Net Realized and Unrealized Gain (Loss) on Investments	7.265	(3.075)	2.010
Total from Investment Operations	7.709	(2.188)	2.634
Distributions
Dividends from Net Investment Income	(.439)	(.862)	(.614)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.439)	(.862)	(.614)
Net Asset Value, End of Period	$31.24	$23.97	$27.02
Total Return[3]	32.35%	-8.19%	10.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,382	$7,665	$8,814
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%[4]
Ratio of Net Investment Income to Average Net Assets	3.10%	3.52%	3.24%[4]
Portfolio Turnover Rate[5]	7%	11%	7%[6]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
6	Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2019.
See accompanying Notes, which are an integral part of the Financial Statements.
15

High Dividend Yield Index Fund
Notes to Financial Statements
Vanguard High Dividend Yield Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Prior to November 7, 2019, the fund offered Investor Shares. Effective at the close of business on November 7, 2019, the remaining Investor Shares were converted to Admiral Shares.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
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High Dividend Yield Index Fund
During the six months ended April 30, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
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High Dividend Yield Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
18

High Dividend Yield Index Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2021, the fund had contributed to Vanguard capital in the amount of $1,660,000, representing less than 0.01% of the fund’s net assets and 0.66% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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High Dividend Yield Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	46,302,230	—	—	46,302,230
Temporary Cash Investments	102,328	—	—	102,328
Total	46,404,558	—	—	46,404,558

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,803	—	—	1,803
Swap Contracts	—	143	—	143
Total	1,803	143	—	1,946
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of April 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	36,450,463
Gross Unrealized Appreciation	11,081,726
Gross Unrealized Depreciation	(1,125,685)
Net Unrealized Appreciation (Depreciation)	9,956,041
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2020, the fund had available capital losses totaling $2,184,173,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended April 30, 2021, the fund purchased $7,814,812,000 of investment securities and sold $5,767,515,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,412,831,000 and $2,955,874,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2021, such purchases and sales were $981,162,000 and $411,293,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
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High Dividend Yield Index Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	—	—	61	2
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	—	—	(5,809)	(161)
Net Increase (Decrease)—Investor Shares	—	—	(5,748)	(159)
ETF Shares
Issued	4,614,679	48,024	6,760,136	79,262
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,968,159)	(30,300)	(3,913,611)	(47,950)
Net Increase (Decrease)—ETF Shares	1,646,520	17,724	2,846,525	31,312
Admiral Shares
Issued[1]	1,149,564	39,841	1,888,385	75,452
Issued in Lieu of Cash Distributions	110,519	3,877	220,883	8,834
Redeemed	(883,076)	(31,184)	(2,200,872)	(90,743)
Net Increase (Decrease)—Admiral Shares	377,007	12,534	(91,604)	(6,457)
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 4,000 and 5,000 shares, respectively, in the amount of $91,000 from the conversion during the year ended October 31, 2020.
G.  Management has determined that no events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.
21

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard High Dividend Yield Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.
22

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
23

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard High Dividend Yield Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
24

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749;
7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.
Q6232 062021

Semiannual Report   |   April 30, 2021
Vanguard Emerging Markets Government Bond Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	34
Liquidity Risk Management	36

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2021
Emerging Markets Government Bond Index Fund	Beginning Account Value 10/31/2020	Ending Account Value 4/30/2021	Expenses Paid During Period
Based on Actual Fund Return
ETF Shares	$1,000.00	$1,027.10	$1.21
Admiral™ Shares	1,000.00	1,027.10	1.21
Institutional Shares	1,000.00	1,027.40	1.11
Based on Hypothetical 5% Yearly Return
ETF Shares	$1,000.00	$1,023.60	$1.20
Admiral Shares	1,000.00	1,023.60	1.20
Institutional Shares	1,000.00	1,023.70	1.10
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.24% for ETF Shares, 0.24% for Admiral Shares, and 0.22% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Emerging Markets Government Bond Index Fund
Fund Allocation
As of April 30, 2021
Mexico	10.2%
Saudi Arabia	8.3
Indonesia	6.7
Turkey	5.7
United Arab Emirates	5.6
Brazil	4.9
Qatar	4.7
Russia	4.1
China	4.1
Colombia	3.7
Philippines	2.8
Egypt	2.3
Oman	2.3
Panama	2.2
Peru	2.1
Dominican Republic	2.1
Argentina	1.9
Bahrain	1.8
South Africa	1.8
Ukraine	1.5
Malaysia	1.5
Uruguay	1.5
Ghana	1.1
Chile	1.1
Ecuador	1.0
Nigeria	1.0
Other	14.0
The table reflects the fund’s investments, except short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

Emerging Markets Government Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
	U.S. Treasury Note/Bond (Cost $114)	1.375%	8/15/50	130	104
Corporate Bonds (14.1%)
Azerbaijan (0.2%)
[1]	Southern Gas Corridor CJSC	6.875%	3/24/26	4,950	5,936
Brazil (1.5%)
	Banco Do Brasil SA	3.875%	10/10/22	4,576	4,731
	Cemig Geracao e Transmissao SA	9.250%	12/5/24	3,900	4,499
	Petrobras Global Finance BV	7.375%	1/17/27	4,720	5,721
	Petrobras Global Finance BV	5.999%	1/27/28	4,578	5,172
	Petrobras Global Finance BV	5.093%	1/15/30	8,050	8,506
	Petrobras Global Finance BV	5.600%	1/3/31	6,290	6,795
	Petrobras Global Finance BV	6.875%	1/20/40	1	1
	Petrobras Global Finance BV	6.900%	3/19/49	4,535	5,108
	Petrobras Global Finance BV	6.850%	6/5/15	5,905	6,254
					46,787
Chile (0.2%)
	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	5,000	5,058
China (2.2%)
	Bank of China Ltd.	5.000%	11/13/24	9,400	10,497
	China Cinda Finance 2015 I Ltd.	4.250%	4/23/25	4,500	4,808
	China Construction Bank Corp.	4.250%	2/27/29	5,800	6,235
	China Construction Bank Corp.	2.450%	6/24/30	5,900	5,968
	Industrial & Commercial Bank of China Ltd.	4.875%	9/21/25	6,300	7,021
[2]	Sinopec Group Overseas Development 2012 Ltd.	3.900%	5/17/22	1,369	1,411
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	4,893	5,302
	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	5,300	5,655
	Sinopec Group Overseas Development 2018 Ltd.	2.700%	5/13/30	3,700	3,714
[2]	Sinopec Group Overseas Development Ltd.	2.700%	5/13/30	1,800	1,805
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	6,920	7,561
	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	8,344	9,140
					69,117
Colombia (0.7%)
	Ecopetrol SA	5.875%	9/18/23	4,590	5,047
	Ecopetrol SA	5.375%	6/26/26	4,040	4,537
	Ecopetrol SA	6.875%	4/29/30	5,250	6,370
	Ecopetrol SA	5.875%	5/28/45	5,192	5,543
					21,497
4

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Indonesia (0.4%)
	Pertamina Persero PT	4.875%	5/3/22	550	572
	Pertamina Persero PT	4.300%	5/20/23	3,815	4,061
	Pertamina Persero PT	6.450%	5/30/44	3,600	4,606
	Pertamina Persero PT	6.500%	11/7/48	400	522
[2]	Perusahaan Listrik Negara PT	4.125%	5/15/27	400	431
	Perusahaan Listrik Negara PT	4.125%	5/15/27	3,517	3,789
					13,981
Kazakhstan (0.2%)
	KazMunayGas National Co. JSC	6.375%	10/24/48	3,960	5,095
Malaysia (0.8%)
	Petronas Capital Ltd.	3.500%	3/18/25	3,850	4,179
	Petronas Capital Ltd.	3.500%	4/21/30	5,900	6,375
	Petronas Capital Ltd.	4.500%	3/18/45	4,110	4,919
[2]	Petronas Capital Ltd.	4.550%	4/21/50	2,700	3,214
	Petronas Capital Ltd.	4.550%	4/21/50	4,650	5,522
					24,209
Mexico (4.4%)
	Mexico City Airport Trust	5.500%	7/31/47	5,454	5,550
[2]	Petroleos Mexicanos	6.875%	10/16/25	3,850	4,217
	Petroleos Mexicanos	6.875%	8/4/26	7,825	8,495
	Petroleos Mexicanos	6.490%	1/23/27	6,156	6,508
	Petroleos Mexicanos	6.500%	3/13/27	14,140	14,942
	Petroleos Mexicanos	5.350%	2/12/28	6,525	6,406
	Petroleos Mexicanos	6.500%	1/23/29	5,180	5,272
	Petroleos Mexicanos	6.840%	1/23/30	11,540	11,839
	Petroleos Mexicanos	5.950%	1/28/31	9,925	9,574
	Petroleos Mexicanos	6.625%	6/15/35	7,280	7,025
	Petroleos Mexicanos	6.500%	6/2/41	4,100	3,673
	Petroleos Mexicanos	6.375%	1/23/45	4,105	3,539
	Petroleos Mexicanos	6.750%	9/21/47	15,699	13,859
	Petroleos Mexicanos	6.350%	2/12/48	7,525	6,418
	Petroleos Mexicanos	7.690%	1/23/50	21,274	20,482
	Petroleos Mexicanos	6.950%	1/28/60	9,910	8,767
					136,566
Peru (0.2%)
[2]	Petroleos del Peru SA	5.625%	6/19/47	200	206
	Petroleos del Peru SA	5.625%	6/19/47	5,000	5,146
					5,352
Russia (0.8%)
	Gazprom Neft OAO Via GPN Capital SA	4.375%	9/19/22	3,950	4,123
	Gazprom Neft OAO Via GPN Capital SA	6.000%	11/27/23	3,900	4,289
[2]	Gazprom PJSC via Gaz Finance plc	2.950%	1/27/29	5,000	4,854
[2]	Gazprom PJSC via Gaz Finance plc	3.250%	2/25/30	3,400	3,362
	Gazprom PJSC via Gaz Finance plc	3.250%	2/25/30	2,025	2,003
	Sberbank of Russia Via SB Capital SA	5.125%	10/29/22	5,224	5,470
					24,101
Saudi Arabia (1.6%)
	Saudi Arabian Oil Co.	2.875%	4/16/24	5,900	6,237
[2]	Saudi Arabian Oil Co.	3.500%	4/16/29	1,550	1,659
	Saudi Arabian Oil Co.	3.500%	4/16/29	6,391	6,847
[2]	Saudi Arabian Oil Co.	2.250%	11/24/30	3,800	3,671
	Saudi Arabian Oil Co.	2.250%	11/24/30	1,600	1,546
5

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Saudi Arabian Oil Co.	4.250%	4/16/39	4,700	5,138
	Saudi Arabian Oil Co.	4.250%	4/16/39	2,300	2,513
	Saudi Arabian Oil Co.	4.375%	4/16/49	8,880	9,793
[2]	Saudi Arabian Oil Co.	3.250%	11/24/50	3,900	3,574
	Saudi Arabian Oil Co.	3.250%	11/24/50	1,800	1,644
[2]	Saudi Arabian Oil Co.	3.500%	11/24/70	5,600	5,109
[2]	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	250	271
	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	2,850	3,099
					51,101
United Arab Emirates (0.9%)
[3]	Abu Dhabi Crude Oil Pipeline LLC	4.600%	11/2/47	5,875	6,750
[2]	DP World plc	6.850%	7/2/37	3,840	5,112
	DP World plc	5.625%	9/25/48	450	547
	DP World Salaam	6.000%	12/31/99	3,900	4,281
[2]	MDGH - GMTN BV	3.700%	11/7/49	2,300	2,392
	MDGH - GMTN BV	3.700%	11/7/49	400	416
	MDGH - GMTN BV	3.950%	5/21/50	6,400	6,949
					26,447
Total Corporate Bonds (Cost $433,777)					435,247
Sovereign Bonds (84.0%)
Angola (0.7%)
	Republic of Angola	9.500%	11/12/25	3,650	4,012
	Republic of Angola	8.250%	5/9/28	5,900	6,071
[2]	Republic of Angola	8.000%	11/26/29	600	608
	Republic of Angola	8.000%	11/26/29	2,823	2,855
	Republic of Angola	9.375%	5/8/48	4,500	4,644
	Republic of Angola	9.125%	11/26/49	2,050	2,078
[2]	Republic of Angola	9.125%	11/26/49	1,400	1,417
					21,685
Argentina (1.9%)
	Republic of Argentina	1.000%	7/9/29	6,801	2,570
[4]	Republic of Argentina	0.125%	7/9/30	42,327	15,098
[4]	Republic of Argentina	0.125%	7/9/35	53,954	17,063
[4]	Republic of Argentina	0.125%	1/9/38	29,901	11,267
[4]	Republic of Argentina	0.125%	7/9/41	27,564	9,788
[4]	Republic of Argentina	0.125%	7/9/46	5,449	1,749
					57,535
Armenia (0.1%)
	Republic of Armenia	7.150%	3/26/25	1,300	1,447
	Republic of Armenia	3.950%	9/26/29	1,200	1,150
[2]	Republic of Armenia	3.600%	2/2/31	1,800	1,653
	Republic of Armenia	3.600%	2/2/31	250	229
					4,479
Azerbaijan (0.2%)
	Republic of Azerbaijan	4.750%	3/18/24	3,600	3,919
[3]	Republic of Azerbaijan	3.500%	9/1/32	2,600	2,621
[2,3]	Republic of Azerbaijan	3.500%	9/1/32	300	303
					6,843
Bahamas (0.1%)
[2,3]	Commonwealth of Bahamas	6.000%	11/21/28	850	846
[3]	Commonwealth of Bahamas	6.000%	11/21/28	500	504
[2,3]	Commonwealth of Bahamas	8.950%	10/15/32	1,750	1,944
6

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Commonwealth of Bahamas	8.950%	10/15/32	800	892
					4,186
Bahrain (1.8%)
	CBB International Sukuk Co. 5 Spc	5.624%	2/12/24	3,050	3,267
	CBB International Sukuk Co. 6 Spc	5.250%	3/20/25	2,000	2,143
	CBB International Sukuk Co. 6 Spc	6.875%	10/5/25	2,300	2,669
	CBB International Sukuk Programme Co. WLL	6.250%	11/14/24	2,458	2,708
	CBB International Sukuk Programme Co. WLL	4.500%	3/30/27	1,920	2,012
	CBB International Sukuk Programme Co. WLL	3.950%	9/16/27	2,400	2,443
[2]	Kingdom of Bahrain	6.125%	7/5/22	2,800	2,941
	Kingdom of Bahrain	6.125%	8/1/23	4,975	5,377
	Kingdom of Bahrain	7.000%	1/26/26	3,550	4,091
[2]	Kingdom of Bahrain	4.250%	1/25/28	900	901
	Kingdom of Bahrain	7.000%	10/12/28	4,500	5,055
	Kingdom of Bahrain	6.750%	9/20/29	3,900	4,290
	Kingdom of Bahrain	7.375%	5/14/30	2,700	3,065
[2]	Kingdom of Bahrain	5.625%	9/30/31	1,200	1,207
	Kingdom of Bahrain	5.625%	9/30/31	1,270	1,282
[2]	Kingdom of Bahrain	5.450%	9/16/32	600	596
	Kingdom of Bahrain	5.450%	9/16/32	2,250	2,230
[2]	Kingdom of Bahrain	5.250%	1/25/33	2,500	2,427
	Kingdom of Bahrain	6.000%	9/19/44	3,200	2,987
	Kingdom of Bahrain	7.500%	9/20/47	2,500	2,643
[2]	Kingdom of Bahrain	6.250%	1/25/51	800	750
	Kingdom of Bahrain	6.250%	1/25/51	400	375
					55,459
Belarus (0.3%)
	Republic of Belarus	6.875%	2/28/23	2,325	2,379
	Republic of Belarus	7.625%	6/29/27	1,600	1,663
	Republic of Belarus	6.200%	2/28/30	1,800	1,716
	Republic of Belarus Ministry of Finance	5.875%	2/24/26	800	776
[2]	Republic of Belarus Ministry of Finance	6.378%	2/24/31	950	906
	Republic of Belarus Ministry of Finance	6.378%	2/24/31	1,000	955
					8,395
Belize (0.0%)
	Republic of Belize	4.938%	2/20/34	1,260	505
Bermuda (0.2%)
	Government of Bermuda	3.717%	1/25/27	1,550	1,701
	Government of Bermuda	4.750%	2/15/29	200	234
[2]	Government of Bermuda	4.750%	2/15/29	600	698
	Government of Bermuda	2.375%	8/20/30	400	394
[2]	Government of Bermuda	3.375%	8/20/50	1,000	983
	Government of Bermuda	3.375%	8/20/50	1,000	988
					4,998
Bolivia (0.2%)
	Bolivian Government	4.875%	10/29/22	1,500	1,536
	Bolivian Government	5.950%	8/22/23	1,000	1,050
[2,3]	Bolivian Government	4.500%	3/20/28	1,200	1,081
[3]	Bolivian Government	4.500%	3/20/28	1,400	1,269
					4,936
Brazil (3.3%)
	Federative Republic of Brazil	2.625%	1/5/23	5,861	6,058
	Federative Republic of Brazil	8.875%	4/15/24	2,801	3,453
7

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federative Republic of Brazil	4.250%	1/7/25	11,353	12,237
	Federative Republic of Brazil	8.750%	2/4/25	1,477	1,836
	Federative Republic of Brazil	2.875%	6/6/25	4,750	4,859
	Federative Republic of Brazil	6.000%	4/7/26	5,700	6,632
	Federative Republic of Brazil	10.125%	5/15/27	2,056	2,901
	Federative Republic of Brazil	4.625%	1/13/28	7,902	8,482
	Federative Republic of Brazil	4.500%	5/30/29	5,400	5,686
	Federative Republic of Brazil	3.875%	6/12/30	9,300	9,232
	Federative Republic of Brazil	8.250%	1/20/34	3,489	4,750
	Federative Republic of Brazil	7.125%	1/20/37	4,226	5,337
	Federative Republic of Brazil	5.625%	1/7/41	5,977	6,388
	Federative Republic of Brazil	5.000%	1/27/45	8,786	8,604
	Federative Republic of Brazil	5.625%	2/21/47	7,283	7,664
	Federative Republic of Brazil	4.750%	1/14/50	8,585	8,054
					102,173
Cameroon (0.1%)
[3]	Republic of Cameroon	9.500%	11/19/25	1,975	2,215
Chile (0.9%)
	Republic of Chile	3.125%	1/21/26	1,840	1,990
	Republic of Chile	3.240%	2/6/28	5,050	5,493
	Republic of Chile	2.450%	1/31/31	3,850	3,921
	Republic of Chile	2.550%	1/27/32	3,700	3,784
	Republic of Chile	3.860%	6/21/47	3,450	3,767
	Republic of Chile	3.500%	1/25/50	6,200	6,410
	Republic of Chile	3.100%	1/22/61	3,950	3,708
					29,073
China (1.7%)
	China Government Bond	2.125%	11/2/22	4,973	5,103
	China Government Bond	1.875%	12/3/22	3,207	3,283
	China Government Bond	3.250%	10/19/23	5,300	5,672
	China Government Bond	0.400%	10/21/23	3,050	3,053
	China Government Bond	1.950%	12/3/24	7,850	8,222
	China Government Bond	0.550%	10/21/25	3,700	3,629
	China Government Bond	2.625%	11/2/27	4,451	4,801
	China Government Bond	3.500%	10/19/28	1,500	1,676
	China Government Bond	2.125%	12/3/29	7,950	8,137
	China Government Bond	1.200%	10/21/30	2,500	2,364
	China Government Bond	2.750%	12/3/39	1,800	1,799
	China Government Bond	4.000%	10/19/48	1,620	1,999
[2]	China Government Bond	2.250%	10/21/50	800	713
	Export-Import Bank of China	3.625%	7/31/24	3,377	3,689
					54,140
Colombia (3.0%)
	Republic of Colombia	2.625%	3/15/23	2,760	2,838
	Republic of Colombia	4.000%	2/26/24	4,045	4,312
	Republic of Colombia	8.125%	5/21/24	2,630	3,136
	Republic of Colombia	4.500%	1/28/26	3,867	4,242
	Republic of Colombia	3.875%	4/25/27	6,325	6,746
	Republic of Colombia	4.500%	3/15/29	5,300	5,776
	Republic of Colombia	3.000%	1/30/30	4,050	3,963
	Republic of Colombia	3.125%	4/15/31	6,930	6,784
	Republic of Colombia	3.250%	4/22/32	5,300	5,190
	Republic of Colombia	7.375%	9/18/37	4,512	5,980
	Republic of Colombia	6.125%	1/18/41	6,900	8,244
8

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Colombia	4.125%	2/22/42	2,700	2,597
	Republic of Colombia	5.625%	2/26/44	6,450	7,313
	Republic of Colombia	5.000%	6/15/45	11,700	12,446
	Republic of Colombia	5.200%	5/15/49	4,670	5,102
	Republic of Colombia	4.125%	5/15/51	4,000	3,778
	Republic of Colombia	3.875%	2/15/61	3,350	2,971
					91,418
Costa Rica (0.5%)
	Republic of Costa Rica	4.250%	1/26/23	2,582	2,626
	Republic of Costa Rica	4.375%	4/30/25	1,400	1,428
	Republic of Costa Rica	6.125%	2/19/31	3,225	3,397
	Republic of Costa Rica	5.625%	4/30/43	1,600	1,492
	Republic of Costa Rica	7.000%	4/4/44	2,530	2,606
	Republic of Costa Rica	7.158%	3/12/45	3,251	3,378
					14,927
Croatia (0.3%)
	Republic of Croatia	5.500%	4/4/23	3,900	4,270
	Republic of Croatia	6.000%	1/26/24	4,400	5,030
					9,300
Dominican Republic (2.0%)
[3]	Dominican Republic	5.875%	4/18/24	1,800	1,944
	Dominican Republic	5.500%	1/27/25	3,460	3,823
	Dominican Republic	6.875%	1/29/26	3,945	4,622
	Dominican Republic	5.950%	1/25/27	4,650	5,278
	Dominican Republic	6.000%	7/19/28	3,419	3,919
	Dominican Republic	4.500%	1/30/30	5,150	5,366
[2]	Dominican Republic	4.875%	9/23/32	3,050	3,192
	Dominican Republic	4.875%	9/23/32	3,400	3,552
[2]	Dominican Republic	5.300%	1/21/41	2,950	3,007
	Dominican Republic	5.300%	1/21/41	1,150	1,174
	Dominican Republic	7.450%	4/30/44	4,465	5,413
	Dominican Republic	6.850%	1/27/45	5,544	6,311
	Dominican Republic	6.500%	2/15/48	2,850	3,139
	Dominican Republic	6.400%	6/5/49	3,200	3,485
[2]	Dominican Republic	6.400%	6/5/49	600	653
[2]	Dominican Republic	5.875%	1/30/60	1,000	997
	Dominican Republic	5.875%	1/30/60	7,427	7,407
					63,282
Ecuador (1.0%)
[2,3]	Republic of Ecuador	0.000%	7/31/30	1,425	787
[3]	Republic of Ecuador	0.000%	7/31/30	1,200	662
[2,4]	Republic of Ecuador	0.500%	7/31/30	4,035	3,386
[4]	Republic of Ecuador	0.500%	7/31/30	5,675	4,763
[2,4]	Republic of Ecuador	0.500%	7/31/35	12,891	8,826
[4]	Republic of Ecuador	0.500%	7/31/35	9,295	6,364
[2,4]	Republic of Ecuador	0.500%	7/31/40	6,298	3,747
[4]	Republic of Ecuador	0.500%	7/31/40	2,600	1,538
					30,073
Egypt (2.3%)
	Arab Republic of Egypt	5.577%	2/21/23	3,350	3,510
	Arab Republic of Egypt	4.550%	11/20/23	1,078	1,109
	Arab Republic of Egypt	6.200%	3/1/24	2,200	2,352
	Arab Republic of Egypt	5.750%	5/29/24	3,320	3,516
	Arab Republic of Egypt	5.875%	6/11/25	4,075	4,330
9

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arab Republic of Egypt	5.250%	10/6/25	2,150	2,239
[2]	Arab Republic of Egypt	3.875%	2/16/26	1,500	1,464
	Arab Republic of Egypt	7.500%	1/31/27	4,850	5,375
	Arab Republic of Egypt	6.588%	2/21/28	3,425	3,581
	Arab Republic of Egypt	7.600%	3/1/29	6,430	6,991
[2]	Arab Republic of Egypt	5.875%	2/16/31	2,400	2,317
	Arab Republic of Egypt	5.875%	2/16/31	850	822
	Arab Republic of Egypt	7.053%	1/15/32	4,900	5,032
	Arab Republic of Egypt	7.625%	5/29/32	1,331	1,416
	Arab Republic of Egypt	6.875%	4/30/40	900	880
	Arab Republic of Egypt	8.500%	1/31/47	6,630	6,858
	Arab Republic of Egypt	7.903%	2/21/48	4,300	4,232
	Arab Republic of Egypt	8.700%	3/1/49	4,800	5,012
[2]	Arab Republic of Egypt	8.875%	5/29/50	800	842
	Arab Republic of Egypt	8.875%	5/29/50	4,240	4,472
[2]	Arab Republic of Egypt	8.150%	11/20/59	400	396
	Arab Republic of Egypt	8.150%	11/20/59	600	595
[2]	Arab Republic of Egypt	7.500%	2/16/61	3,600	3,345
	Arab Republic of Egypt	7.500%	2/16/61	200	186
					70,872
El Salvador (0.6%)
	Republic of El Salvador	7.750%	1/24/23	2,099	2,209
	Republic of El Salvador	5.875%	1/30/25	2,168	2,247
	Republic of El Salvador	6.375%	1/18/27	2,112	2,190
	Republic of El Salvador	8.625%	2/28/29	1,550	1,739
	Republic of El Salvador	8.250%	4/10/32	1,132	1,247
	Republic of El Salvador	7.650%	6/15/35	2,750	2,886
	Republic of El Salvador	7.625%	2/1/41	1,718	1,770
[2]	Republic of El Salvador	7.125%	1/20/50	1,000	951
	Republic of El Salvador	7.125%	1/20/50	1,850	1,765
[2]	Republic of El Salvador	9.500%	7/15/52	750	848
	Republic of El Salvador	9.500%	7/15/52	1,800	2,042
					19,894
Ethiopia (0.1%)
	Federal Republic of Ethiopia	6.625%	12/11/24	2,650	2,549
Gabon (0.2%)
[3]	Republic of Gabon	6.375%	12/12/24	2,336	2,471
	Republic of Gabon	6.950%	6/16/25	1,250	1,333
[3]	Republic of Gabon	6.625%	2/6/31	1,200	1,203
[2,3]	Republic of Gabon	6.625%	2/6/31	1,500	1,508
					6,515
Georgia (0.0%)
[2]	Republic of Georgia	2.750%	4/22/26	1,300	1,306
Ghana (1.1%)
[3]	Republic of Ghana	8.125%	1/18/26	3,545	3,805
[2,3]	Republic of Ghana	6.375%	2/11/27	1,000	996
[3]	Republic of Ghana	6.375%	2/11/27	2,250	2,238
[3]	Republic of Ghana	7.875%	3/26/27	1,730	1,806
[3]	Republic of Ghana	7.625%	5/16/29	5,100	5,195
[3]	Republic of Ghana	10.750%	10/14/30	2,900	3,672
[3]	Republic of Ghana	8.125%	3/26/32	3,700	3,737
[2]	Republic of Ghana	8.625%	4/7/34	2,450	2,529
[3]	Republic of Ghana	7.875%	2/11/35	2,050	2,021
10

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Republic of Ghana	8.875%	5/7/42	800	804
[3]	Republic of Ghana	8.627%	6/16/49	2,750	2,671
[3]	Republic of Ghana	8.950%	3/26/51	3,200	3,175
[2,3]	Republic of Ghana	8.750%	3/11/61	1,000	971
[3]	Republic of Ghana	8.750%	3/11/61	1,100	1,068
					34,688
Guatemala (0.5%)
	Republic of Guatemala	5.750%	6/6/22	1,703	1,793
	Republic of Guatemala	4.500%	5/3/26	2,050	2,255
	Republic of Guatemala	4.375%	6/5/27	1,400	1,531
	Republic of Guatemala	4.875%	2/13/28	1,600	1,800
[3]	Republic of Guatemala	4.900%	6/1/30	1,400	1,576
[2]	Republic of Guatemala	5.375%	4/24/32	400	461
	Republic of Guatemala	5.375%	4/24/32	800	928
[3]	Republic of Guatemala	6.125%	6/1/50	3,700	4,459
					14,803
Honduras (0.2%)
[3]	Republic of Honduras	7.500%	3/15/24	1,200	1,305
	Republic of Honduras	6.250%	1/19/27	2,020	2,225
[2]	Republic of Honduras	5.625%	6/24/30	850	895
	Republic of Honduras	5.625%	6/24/30	600	634
					5,059
Hungary (0.7%)
	Republic of Hungary	5.375%	2/21/23	5,240	5,709
	Republic of Hungary	5.750%	11/22/23	4,400	4,974
	Republic of Hungary	5.375%	3/25/24	4,843	5,493
	Republic of Hungary	7.625%	3/29/41	3,220	5,202
					21,378
Indonesia (6.2%)
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	2,700	2,811
	Perusahaan Penerbit SBSN Indonesia III	3.750%	3/1/23	3,600	3,794
	Perusahaan Penerbit SBSN Indonesia III	3.900%	8/20/24	2,350	2,559
	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	4,400	4,867
	Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	5,169	5,770
	Perusahaan Penerbit SBSN Indonesia III	2.300%	6/23/25	1,000	1,033
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	5,120	5,799
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	4,450	4,958
[2]	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/28	600	682
	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/28	3,400	3,862
[2]	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/29	800	913
	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/29	2,300	2,623
	Perusahaan Penerbit SBSN Indonesia III	2.800%	6/23/30	3,050	3,112
	Perusahaan Penerbit SBSN Indonesia III	3.800%	6/23/50	2,100	2,167
	Republic of Indonesia	2.950%	1/11/23	2,605	2,701
	Republic of Indonesia	3.375%	4/15/23	3,780	3,980
	Republic of Indonesia	5.375%	10/17/23	2,959	3,296
	Republic of Indonesia	5.875%	1/15/24	5,250	5,950
	Republic of Indonesia	4.450%	2/11/24	2,050	2,243
	Republic of Indonesia	4.125%	1/15/25	5,700	6,276
	Republic of Indonesia	4.750%	1/8/26	200	228
	Republic of Indonesia	4.750%	1/8/26	6,000	6,846
	Republic of Indonesia	4.350%	1/8/27	3,600	4,072
	Republic of Indonesia	3.850%	7/18/27	2,750	3,041
	Republic of Indonesia	3.500%	1/11/28	3,436	3,725
11

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Indonesia	4.100%	4/24/28	2,833	3,167
	Republic of Indonesia	4.750%	2/11/29	3,250	3,790
	Republic of Indonesia	3.400%	9/18/29	2,000	2,141
	Republic of Indonesia	2.850%	2/14/30	3,000	3,095
	Republic of Indonesia	3.850%	10/15/30	4,450	4,942
	Republic of Indonesia	1.850%	3/12/31	3,200	3,069
	Republic of Indonesia	8.500%	10/12/35	4,000	6,319
	Republic of Indonesia	6.625%	2/17/37	3,887	5,237
	Republic of Indonesia	7.750%	1/17/38	5,288	7,856
	Republic of Indonesia	5.250%	1/17/42	5,850	7,108
	Republic of Indonesia	4.625%	4/15/43	3,960	4,463
	Republic of Indonesia	6.750%	1/15/44	5,230	7,542
	Republic of Indonesia	5.125%	1/15/45	5,301	6,395
	Republic of Indonesia	5.950%	1/8/46	3,241	4,333
	Republic of Indonesia	5.250%	1/8/47	4,050	4,995
	Republic of Indonesia	4.750%	7/18/47	2,600	2,996
	Republic of Indonesia	4.350%	1/11/48	4,700	5,196
	Republic of Indonesia	5.350%	2/11/49	2,652	3,351
	Republic of Indonesia	3.700%	10/30/49	2,700	2,754
	Republic of Indonesia	3.500%	2/14/50	2,100	2,116
	Republic of Indonesia	4.200%	10/15/50	4,350	4,812
	Republic of Indonesia	3.050%	3/12/51	3,300	3,278
	Republic of Indonesia	4.450%	4/15/70	2,900	3,244
	Republic of Indonesia	3.350%	3/12/71	1,000	974
					190,481
Iraq (0.3%)
	Republic of Iraq	6.752%	3/9/23	2,950	3,012
[3]	Republic of Iraq	5.800%	1/15/28	5,858	5,664
					8,676
Ivory Coast (0.2%)
[3]	Ivory Coast	6.375%	3/3/28	2,100	2,328
	Ivory Coast	5.750%	12/31/32	1,643	1,665
[3]	Ivory Coast	6.125%	6/15/33	3,300	3,505
					7,498
Jamaica (0.5%)
[3]	Jamaica	6.750%	4/28/28	3,600	4,283
[3]	Jamaica	8.000%	3/15/39	3,298	4,645
	Jamaica	7.875%	7/28/45	4,800	6,683
					15,611
Jordan (0.4%)
[2]	Kingdom of Jordan	4.950%	7/7/25	700	726
	Kingdom of Jordan	6.125%	1/29/26	3,300	3,577
	Kingdom of Jordan	5.750%	1/31/27	2,900	3,085
[2]	Kingdom of Jordan	5.850%	7/7/30	1,200	1,245
	Kingdom of Jordan	5.850%	7/7/30	1,711	1,784
	Kingdom of Jordan	7.375%	10/10/47	2,650	2,792
					13,209
Kazakhstan (0.7%)
	Republic of Kazakhstan	3.875%	10/14/24	3,970	4,357
	Republic of Kazakhstan	5.125%	7/21/25	6,550	7,642
	Republic of Kazakhstan	4.875%	10/14/44	2,500	3,066
	Republic of Kazakhstan	6.500%	7/21/45	4,030	5,827
					20,892
12

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kenya (0.6%)
	Republic of Kenya	6.875%	6/24/24	5,350	5,942
	Republic of Kenya	7.000%	5/22/27	2,225	2,425
	Republic of Kenya	7.250%	2/28/28	2,600	2,821
	Republic of Kenya	8.000%	5/22/32	3,200	3,515
	Republic of Kenya	8.250%	2/28/48	2,625	2,813
					17,516
Kuwait (0.4%)
	Kuwait	3.500%	3/20/27	11,800	13,081
Lebanon (0.2%)
[5]	Lebanon Republic	6.100%	10/4/22	4,690	563
[5]	Lebanon Republic	6.000%	1/27/23	3,900	468
[5]	Lebanon Republic	6.650%	4/22/24	2,800	361
[5]	Lebanon Republic	6.200%	2/26/25	2,338	281
[5]	Lebanon Republic	6.200%	2/26/25	100	12
[5]	Lebanon Republic	6.600%	11/27/26	4,885	586
[5]	Lebanon Republic	6.850%	3/23/27	4,335	520
[5]	Lebanon Republic	6.750%	11/29/27	3,219	417
[5]	Lebanon Republic	6.650%	11/3/28	2,240	269
[5]	Lebanon Republic	6.650%	11/3/28	150	18
[5]	Lebanon Republic	6.850%	5/25/29	3,252	390
[5]	Lebanon Republic	6.650%	2/26/30	4,470	536
[5]	Lebanon Republic	7.000%	3/23/32	3,500	420
[5]	Lebanon Republic	7.050%	11/2/35	100	13
[5]	Lebanon Republic	7.250%	3/23/37	1,905	233
					5,087
Malaysia (0.6%)
	1mdb Global Investments Ltd.	4.400%	3/9/23	7,700	7,758
	Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	2,650	2,845
[2]	Malaysia Sovereign Sukuk Bhd.	2.070%	4/28/31	2,200	2,202
	Malaysia Sovereign Sukuk Bhd.	4.236%	4/22/45	1,225	1,520
[2]	Malaysia Sovereign Sukuk Bhd.	3.075%	4/28/51	1,300	1,327
	Malaysia Sukuk Global Bhd.	3.179%	4/27/26	2,500	2,736
	Malaysia Sukuk Global Bhd.	4.080%	4/27/46	1,300	1,582
					19,970
Mexico (5.6%)
	United Mexican States	8.000%	9/24/22	1,473	1,625
	United Mexican States	4.000%	10/2/23	7,396	8,011
	United Mexican States	3.600%	1/30/25	4,750	5,220
	United Mexican States	3.900%	4/27/25	2,300	2,554
	United Mexican States	4.125%	1/21/26	5,362	6,015
	United Mexican States	4.150%	3/28/27	6,320	7,095
	United Mexican States	3.750%	1/11/28	5,705	6,177
	United Mexican States	4.500%	4/22/29	8,636	9,696
	United Mexican States	3.250%	4/16/30	5,925	6,057
	United Mexican States	2.659%	5/24/31	9,207	8,856
	United Mexican States	8.300%	8/15/31	3,050	4,506
	United Mexican States	4.750%	4/27/32	6,565	7,385
	United Mexican States	7.500%	4/8/33	1,910	2,631
	United Mexican States	6.750%	9/27/34	4,576	5,970
	United Mexican States	6.050%	1/11/40	7,749	9,456
	United Mexican States	4.280%	8/14/41	7,670	7,835
	United Mexican States	4.750%	3/8/44	10,906	11,611
	United Mexican States	5.550%	1/21/45	7,484	8,715
13

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United Mexican States	4.600%	1/23/46	6,681	6,905
	United Mexican States	4.350%	1/15/47	3,926	3,930
	United Mexican States	4.600%	2/10/48	6,123	6,313
	United Mexican States	4.500%	1/31/50	6,700	6,832
	United Mexican States	5.000%	4/27/51	6,675	7,279
	United Mexican States	3.771%	5/24/61	8,503	7,581
	United Mexican States	3.750%	4/19/71	8,000	6,976
	United Mexican States	5.750%	10/12/10	6,980	7,936
					173,167
Mongolia (0.3%)
	Mongolia	5.125%	12/5/22	3,209	3,332
	Mongolia	5.625%	5/1/23	200	211
	Mongolia	8.750%	3/9/24	2,300	2,660
[2]	Mongolia	5.125%	4/7/26	1,248	1,338
	Mongolia	5.125%	4/7/26	400	429
					7,970
Morocco (0.4%)
	Kingdom of Morocco	4.250%	12/11/22	4,000	4,199
[2]	Kingdom of Morocco	2.375%	12/15/27	500	487
	Kingdom of Morocco	2.375%	12/15/27	1,200	1,169
[2]	Kingdom of Morocco	3.000%	12/15/32	1,300	1,237
	Kingdom of Morocco	3.000%	12/15/32	1,650	1,570
	Kingdom of Morocco	5.500%	12/11/42	1,940	2,157
[2]	Kingdom of Morocco	4.000%	12/15/50	2,850	2,573
	Kingdom of Morocco	4.000%	12/15/50	400	362
					13,754
Mozambique (0.1%)
[4]	Republic of Mozambique	5.000%	9/15/31	2,200	1,822
Namibia (0.1%)
	Repubilc of Namibia	5.250%	10/29/25	1,900	2,008
Nigeria (1.0%)
	Republic of Nigeria	6.375%	7/12/23	1,200	1,291
	Republic of Nigeria	7.625%	11/21/25	2,950	3,360
	Republic of Nigeria	6.500%	11/28/27	3,950	4,180
	Republic of Nigeria	7.143%	2/23/30	3,400	3,610
	Republic of Nigeria	8.747%	1/21/31	3,000	3,426
	Republic of Nigeria	7.875%	2/16/32	3,450	3,724
	Republic of Nigeria	7.696%	2/23/38	3,400	3,501
	Republic of Nigeria	7.625%	11/28/47	3,900	3,932
	Republic of Nigeria	9.248%	1/21/49	2,100	2,416
					29,440
Oman (2.3%)
	Oman Sovereign Sukuk Co.	4.397%	6/1/24	4,825	5,015
[2]	Oman Sovereign Sukuk Co.	5.932%	10/31/25	700	774
	Oman Sovereign Sukuk Co.	5.932%	10/31/25	3,400	3,762
	Sultanate of Oman	4.125%	1/17/23	3,300	3,404
	Sultanate of Oman	4.875%	2/1/25	2,800	2,941
	Sultanate of Oman	4.750%	6/15/26	7,075	7,365
	Sultanate of Oman	5.375%	3/8/27	6,425	6,725
	Sultanate of Oman	6.750%	10/28/27	1,440	1,618
	Sultanate of Oman	5.625%	1/17/28	9,150	9,643
[2]	Sultanate of Oman	6.000%	8/1/29	3,200	3,399
	Sultanate of Oman	6.000%	8/1/29	3,347	3,562
14

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Sultanate of Oman	6.250%	1/25/31	3,500	3,766
	Sultanate of Oman	6.250%	1/25/31	400	431
[2]	Sultanate of Oman	7.375%	10/28/32	1,000	1,143
	Sultanate of Oman	7.375%	10/28/32	917	1,048
	Sultanate of Oman	6.500%	3/8/47	5,315	5,220
	Sultanate of Oman	6.750%	1/17/48	7,200	7,204
[2]	Sultanate of Oman	7.000%	1/25/51	2,500	2,558
	Sultanate of Oman	7.000%	1/25/51	200	204
					69,782
Pakistan (0.6%)
	Islamic Republic of Pakistan	8.250%	4/15/24	3,050	3,360
	Islamic Republic of Pakistan	8.250%	9/30/25	1,450	1,617
[2]	Islamic Republic of Pakistan	6.000%	4/8/26	2,600	2,675
	Islamic Republic of Pakistan	6.875%	12/5/27	4,100	4,299
[2]	Islamic Republic of Pakistan	7.375%	4/8/31	2,600	2,730
[2]	Islamic Republic of Pakistan	8.875%	4/8/51	1,170	1,254
	Third Pakistan International Sukuk Co. Ltd.	5.625%	12/5/22	2,000	2,061
					17,996
Panama (2.2%)
	Republic of Panama	4.000%	9/22/24	3,300	3,599
	Republic of Panama	3.750%	3/16/25	3,409	3,718
	Republic of Panama	7.125%	1/29/26	2,625	3,265
	Republic of Panama	8.875%	9/30/27	2,595	3,593
	Republic of Panama	3.875%	3/17/28	3,233	3,563
	Republic of Panama	9.375%	4/1/29	2,450	3,607
	Republic of Panama	3.160%	1/23/30	4,000	4,192
	Republic of Panama	2.252%	9/29/32	6,600	6,327
[3]	Republic of Panama	6.700%	1/26/36	5,450	7,319
[3]	Republic of Panama	4.500%	5/15/47	3,100	3,443
[3]	Republic of Panama	4.500%	4/16/50	4,650	5,154
[3]	Republic of Panama	4.300%	4/29/53	4,550	4,880
	Republic of Panama	4.500%	4/1/56	6,625	7,293
[3]	Republic of Panama	3.870%	7/23/60	7,650	7,637
					67,590
Papua New Guinea (0.0%)
[2]	Papua New Guinea	8.375%	10/4/28	300	310
	Papua New Guinea	8.375%	10/4/28	1,100	1,133
					1,443
Paraguay (0.5%)
	Republic of Paraguay	5.000%	4/15/26	1,835	2,064
	Republic of Paraguay	4.700%	3/27/27	1,400	1,560
[3]	Republic of Paraguay	4.950%	4/28/31	2,700	3,043
[2]	Republic of Paraguay	2.739%	1/29/33	1,133	1,080
	Republic of Paraguay	6.100%	8/11/44	2,600	3,127
	Republic of Paraguay	5.600%	3/13/48	1,650	1,880
[2,3]	Republic of Paraguay	5.400%	3/30/50	994	1,120
[3]	Republic of Paraguay	5.400%	3/30/50	2,200	2,484
					16,358
Peru (1.9%)
	Republic of Peru	7.350%	7/21/25	4,159	5,115
	Republic of Peru	2.392%	1/23/26	2,575	2,649
	Republic of Peru	4.125%	8/25/27	2,647	2,932
	Republic of Peru	2.844%	6/20/30	2,204	2,231
	Republic of Peru	2.783%	1/23/31	9,925	9,940
15

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Peru	1.862%	12/1/32	2,725	2,488
	Republic of Peru	8.750%	11/21/33	5,336	8,257
[3]	Republic of Peru	6.550%	3/14/37	3,046	4,098
	Republic of Peru	3.300%	3/11/41	3,350	3,272
	Republic of Peru	5.625%	11/18/50	6,723	8,938
	Republic of Peru	3.550%	3/10/51	2,650	2,619
	Republic of Peru	2.780%	12/1/60	5,275	4,490
	Republic of Peru	3.230%	7/28/21	2,540	2,138
					59,167
Philippines (2.7%)
	Republic of Philippines	4.200%	1/21/24	4,014	4,406
[3]	Republic of Philippines	7.500%	9/25/24	1,150	1,332
	Republic of Philippines	10.625%	3/16/25	3,850	5,275
	Republic of Philippines	5.500%	3/30/26	3,100	3,754
	Republic of Philippines	3.000%	2/1/28	5,350	5,733
	Republic of Philippines	3.750%	1/14/29	3,800	4,269
	Republic of Philippines	9.500%	2/2/30	5,600	8,797
	Republic of Philippines	2.457%	5/5/30	2,775	2,855
	Republic of Philippines	7.750%	1/14/31	5,354	7,848
	Republic of Philippines	1.648%	6/10/31	1,200	1,147
	Republic of Philippines	6.375%	1/15/32	2,500	3,408
	Republic of Philippines	6.375%	10/23/34	5,035	7,030
	Republic of Philippines	5.000%	1/13/37	3,780	4,744
	Republic of Philippines	3.950%	1/20/40	5,200	5,692
	Republic of Philippines	3.700%	3/1/41	5,300	5,629
	Republic of Philippines	3.700%	2/2/42	5,320	5,647
	Republic of Philippines	2.950%	5/5/45	3,600	3,448
	Republic of Philippines	2.650%	12/10/45	4,000	3,666
					84,680
Poland (0.5%)
	Republic of Poland	3.000%	3/17/23	5,191	5,442
	Republic of Poland	4.000%	1/22/24	5,548	6,070
	Republic of Poland	3.250%	4/6/26	4,175	4,617
					16,129
Qatar (4.6%)
[6]	SoQ Sukuk A QSC	3.241%	1/18/23	5,585	5,850
	State of Qatar	3.875%	4/23/23	8,400	8,960
	State of Qatar	3.375%	3/14/24	5,500	5,916
	State of Qatar	3.400%	4/16/25	5,467	5,957
	State of Qatar	3.250%	6/2/26	9,250	10,100
[2]	State of Qatar	4.500%	4/23/28	2,100	2,452
	State of Qatar	4.500%	4/23/28	5,650	6,600
	State of Qatar	4.000%	3/14/29	10,600	12,069
	State of Qatar	3.750%	4/16/30	9,215	10,326
[2]	State of Qatar	9.750%	6/15/30	2,928	4,672
[2]	State of Qatar	6.400%	1/20/40	2,595	3,738
[2]	State of Qatar	5.750%	1/20/42	2,300	3,139
	State of Qatar	4.625%	6/2/46	5,700	6,818
	State of Qatar	5.103%	4/23/48	15,600	19,820
	State of Qatar	4.817%	3/14/49	15,750	19,365
	State of Qatar	4.400%	4/16/50	13,000	15,140
					140,922
16

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Romania (0.7%)
	Romania	4.375%	8/22/23	3,920	4,253
	Romania	4.875%	1/22/24	2,770	3,075
[2]	Romania	3.000%	2/14/31	1,650	1,679
	Romania	3.000%	2/14/31	1,450	1,477
	Romania	6.125%	1/22/44	2,760	3,601
	Romania	5.125%	6/15/48	3,110	3,621
[2]	Romania	4.000%	2/14/51	2,890	2,882
	Romania	4.000%	2/14/51	2,344	2,345
					22,933
Russia (3.3%)
	Russian Federation	4.875%	9/16/23	8,400	9,165
	Russian Federation	4.750%	5/27/26	7,800	8,811
	Russian Federation	4.250%	6/23/27	6,200	6,887
	Russian Federation	12.750%	6/24/28	6,485	10,806
	Russian Federation	4.375%	3/21/29	7,800	8,747
	Russian Federation	7.500%	3/31/30	5,223	6,038
	Russian Federation	5.100%	3/28/35	10,400	12,243
	Russian Federation	5.625%	4/4/42	8,000	10,091
	Russian Federation	5.875%	9/16/43	4,000	5,212
	Russian Federation	5.250%	6/23/47	18,400	22,666
					100,666
Saudi Arabia (6.5%)
	Kingdom of Saudi Arabia	2.875%	3/4/23	7,960	8,294
	Kingdom of Saudi Arabia	4.000%	4/17/25	12,665	13,953
	Kingdom of Saudi Arabia	2.900%	10/22/25	5,900	6,273
	Kingdom of Saudi Arabia	3.250%	10/26/26	14,400	15,507
	Kingdom of Saudi Arabia	2.500%	2/3/27	3,750	3,887
	Kingdom of Saudi Arabia	3.625%	3/4/28	12,832	14,071
	Kingdom of Saudi Arabia	4.375%	4/16/29	10,470	11,987
	Kingdom of Saudi Arabia	4.500%	4/17/30	9,150	10,578
	Kingdom of Saudi Arabia	3.250%	10/22/30	4,194	4,439
[2]	Kingdom of Saudi Arabia	2.750%	2/3/32	1,800	1,804
	Kingdom of Saudi Arabia	2.750%	2/3/32	1,500	1,498
[2]	Kingdom of Saudi Arabia	2.250%	2/2/33	4,000	3,778
	Kingdom of Saudi Arabia	2.250%	2/2/33	2,150	2,030
	Kingdom of Saudi Arabia	4.500%	10/26/46	17,100	19,105
	Kingdom of Saudi Arabia	4.625%	10/4/47	11,830	13,490
	Kingdom of Saudi Arabia	5.000%	4/17/49	9,125	11,033
	Kingdom of Saudi Arabia	5.250%	1/16/50	9,092	11,368
	Kingdom of Saudi Arabia	3.750%	1/21/55	7,348	7,282
	Kingdom of Saudi Arabia	4.500%	4/22/60	7,600	8,714
[2]	Kingdom of Saudi Arabia	3.450%	2/2/61	3,700	3,484
	Kingdom of Saudi Arabia	3.450%	2/2/61	2,550	2,398
	KSA Sukuk Ltd.	3.628%	4/20/27	11,600	12,740
	KSA Sukuk Ltd.	4.303%	1/19/29	5,650	6,445
[2]	KSA Sukuk Ltd.	2.969%	10/29/29	800	837
	KSA Sukuk Ltd.	2.969%	10/29/29	4,540	4,752
					199,747
Senegal (0.2%)
	Republic of Senegal	6.250%	7/30/24	1,400	1,535
[3]	Republic of Senegal	6.250%	5/23/33	2,900	3,044
[3]	Republic of Senegal	6.750%	3/13/48	2,609	2,632
					7,211
17

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Serbia (0.1%)
[2]	Republic of Serbia	2.125%	12/1/30	2,100	1,935
	Republic of Serbia	2.125%	12/1/30	1,450	1,336
					3,271
South Africa (1.7%)
	Republic of South Africa	5.875%	5/30/22	2,021	2,128
	Republic of South Africa	4.665%	1/17/24	3,900	4,168
	Republic of South Africa	5.875%	9/16/25	5,750	6,410
	Republic of South Africa	4.875%	4/14/26	3,250	3,468
	Republic of South Africa	4.850%	9/27/27	2,600	2,743
	Republic of South Africa	4.300%	10/12/28	5,450	5,479
	Republic of South Africa	4.850%	9/30/29	5,260	5,438
	Republic of South Africa	5.875%	6/22/30	3,700	4,085
	Republic of South Africa	6.250%	3/8/41	1,915	2,013
	Republic of South Africa	5.375%	7/24/44	2,700	2,570
	Republic of South Africa	5.000%	10/12/46	2,750	2,479
	Republic of South Africa	5.650%	9/27/47	3,900	3,758
	Republic of South Africa	6.300%	6/22/48	1,700	1,741
	Republic of South Africa	5.750%	9/30/49	7,550	7,283
					53,763
Sri Lanka (0.7%)
	Republic of Sri Lanka	5.875%	7/25/22	2,470	2,014
	Republic of Sri Lanka	5.750%	4/18/23	3,350	2,435
	Republic of Sri Lanka	6.850%	3/14/24	2,900	2,016
	Republic of Sri Lanka	6.350%	6/28/24	1,500	1,049
	Republic of Sri Lanka	6.125%	6/3/25	1,550	1,044
	Republic of Sri Lanka	6.850%	11/3/25	4,000	2,677
	Republic of Sri Lanka	6.825%	7/18/26	2,450	1,629
	Republic of Sri Lanka	6.200%	5/11/27	3,950	2,579
	Republic of Sri Lanka	6.750%	4/18/28	3,450	2,271
	Republic of Sri Lanka	7.850%	3/14/29	3,530	2,327
	Republic of Sri Lanka	7.550%	3/28/30	3,700	2,431
	Republic of Sri Lanka	7.550%	3/28/30	200	131
					22,603
Suriname (0.0%)
	Republic of Suriname	9.250%	10/26/26	1,300	906
Tajikistan (0.0%)
[3]	Republic of Tajikistan	7.125%	9/14/27	1,175	1,005
Trinidad And Tobago (0.2%)
	Republic of Trinidad & Tobago	4.375%	1/16/24	1,000	1,064
[2]	Republic of Trinidad & Tobago	4.375%	1/16/24	200	212
	Republic of Trinidad & Tobago	4.500%	8/4/26	2,600	2,782
[2]	Republic of Trinidad & Tobago	4.500%	6/26/30	850	894
	Republic of Trinidad & Tobago	4.500%	6/26/30	600	631
					5,583
Tunisia (0.1%)
	Banque Centrale de Tunisie International Bond	5.750%	1/30/25	2,450	2,301
Turkey (5.6%)
	Hazine Mustesarligi Varlik Kiralama AS	5.004%	4/6/23	3,573	3,618
	Hazine Mustesarligi Varlik Kiralama AS	4.489%	11/25/24	2,253	2,271
	Republic of Turkey	6.250%	9/26/22	6,361	6,561
	Republic of Turkey	3.250%	3/23/23	3,900	3,827
	Republic of Turkey	7.250%	12/23/23	5,400	5,719
18

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Turkey	5.750%	3/22/24	6,500	6,613
	Republic of Turkey	6.350%	8/10/24	5,950	6,126
	Republic of Turkey	5.600%	11/14/24	6,600	6,643
	Republic of Turkey	7.375%	2/5/25	8,500	9,024
	Republic of Turkey	4.250%	3/13/25	5,400	5,178
	Republic of Turkey	6.375%	10/14/25	6,500	6,665
	Republic of Turkey	4.750%	1/26/26	4,650	4,478
	Republic of Turkey	4.250%	4/14/26	3,975	3,719
	Republic of Turkey	4.875%	10/9/26	7,849	7,504
	Republic of Turkey	6.000%	3/25/27	8,662	8,626
	Republic of Turkey	5.125%	2/17/28	5,250	4,939
	Republic of Turkey	6.125%	10/24/28	5,358	5,279
	Republic of Turkey	7.625%	4/26/29	7,825	8,327
	Republic of Turkey	11.875%	1/15/30	3,930	5,288
	Republic of Turkey	5.250%	3/13/30	5,298	4,854
	Republic of Turkey	5.950%	1/15/31	5,850	5,523
	Republic of Turkey	5.875%	6/26/31	4,550	4,267
	Republic of Turkey	8.000%	2/14/34	3,971	4,326
	Republic of Turkey	6.875%	3/17/36	7,300	7,149
	Republic of Turkey	7.250%	3/5/38	2,575	2,616
	Republic of Turkey	6.750%	5/30/40	5,200	4,963
	Republic of Turkey	6.000%	1/14/41	7,965	6,992
	Republic of Turkey	4.875%	4/16/43	7,800	6,024
	Republic of Turkey	6.625%	2/17/45	7,900	7,265
	Republic of Turkey	5.750%	5/11/47	9,250	7,637
					172,021
Ukraine (1.5%)
	Ukraine	7.750%	9/1/22	2,550	2,670
	Ukraine	7.750%	9/1/23	3,700	3,938
	Ukraine	8.994%	2/1/24	1,950	2,149
	Ukraine	7.750%	9/1/24	3,660	3,936
	Ukraine	7.750%	9/1/25	3,500	3,781
	Ukraine	7.750%	9/1/26	3,450	3,726
	Ukraine	7.750%	9/1/27	3,400	3,656
	Ukraine	9.750%	11/1/28	4,150	4,813
[2]	Ukraine	6.876%	5/21/29	3,300	3,306
[2,3]	Ukraine	7.375%	9/25/32	600	607
[3]	Ukraine	7.375%	9/25/32	7,150	7,244
[2]	Ukraine	7.253%	3/15/33	2,700	2,706
	Ukraine	7.253%	3/15/33	4,150	4,168
					46,700
United Arab Emirates (4.7%)
	Dubai DOF Sukuk Ltd.	6.450%	5/2/22	1,000	1,057
	Dubai DOF Sukuk Ltd.	3.875%	1/30/23	2,000	2,089
	Dubai DOF Sukuk Ltd.	5.000%	4/30/29	4,030	4,676
	Dubai DOF Sukuk Ltd.	2.763%	9/9/30	4,150	4,144
	Emirate of Abu Dhabi	2.500%	10/11/22	8,550	8,822
	Emirate of Abu Dhabi	0.750%	9/2/23	5,600	5,635
	Emirate of Abu Dhabi	2.125%	9/30/24	7,050	7,375
[2]	Emirate of Abu Dhabi	2.125%	9/30/24	750	785
	Emirate of Abu Dhabi	2.500%	4/16/25	8,500	8,997
	Emirate of Abu Dhabi	3.125%	5/3/26	6,672	7,262
	Emirate of Abu Dhabi	3.125%	10/11/27	10,650	11,583
	Emirate of Abu Dhabi	2.500%	9/30/29	7,750	8,009
[2]	Emirate of Abu Dhabi	2.500%	9/30/29	200	207
19

Emerging Markets Government Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Emirate of Abu Dhabi	3.125%	4/16/30	7,700	8,320
	Emirate of Abu Dhabi	1.700%	3/2/31	3,950	3,775
	Emirate of Abu Dhabi	4.125%	10/11/47	7,500	8,638
	Emirate of Abu Dhabi	3.125%	9/30/49	10,400	10,128
	Emirate of Abu Dhabi	3.875%	4/16/50	10,850	12,058
[2]	Emirate of Abu Dhabi	2.700%	9/2/70	500	433
	Emirate of Abu Dhabi	2.700%	9/2/70	3,500	3,032
	Emirate of Dubai	5.250%	1/30/43	2,500	2,757
	Emirate of Dubai	3.900%	9/9/50	3,450	3,189
[2]	Finance Department Government of Sharjah	4.000%	7/28/50	1,750	1,533
	Finance Department Government of Sharjah	4.000%	7/28/50	3,600	3,156
	RAK Capital	3.094%	3/31/25	2,433	2,587
	Sharjah Sukuk Ltd.	3.764%	9/17/24	800	859
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	4,102	4,407
	Sharjah Sukuk Program Ltd.	2.942%	6/10/27	2,700	2,772
	Sharjah Sukuk Program Ltd.	4.226%	3/14/28	3,100	3,404
	Sharjah Sukuk Program Ltd.	3.234%	10/23/29	2,039	2,095
					143,784
Uruguay (1.4%)
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	4,066	4,648
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	1,870	2,131
[3]	Republic of Uruguay	4.500%	8/14/24	2,589	2,809
[3]	Republic of Uruguay	4.375%	1/23/31	4,873	5,660
	Republic of Uruguay	7.875%	1/15/33	2,046	3,081
[3]	Republic of Uruguay	7.625%	3/21/36	2,915	4,430
[3]	Republic of Uruguay	5.100%	6/18/50	10,192	12,749
[3]	Republic of Uruguay	4.975%	4/20/55	6,909	8,532
					44,040
Uzbekistan (0.1%)
	Republic of Uzbekistan	4.750%	2/20/24	1,345	1,434
	Republic of Uzbekistan	5.375%	2/20/29	1,625	1,820
[2]	Republic of Uzbekistan	3.700%	11/25/30	200	200
	Republic of Uzbekistan	3.700%	11/25/30	1,200	1,198
					4,652
Vietnam (0.1%)
	Socialist Republic of Vietnam	4.800%	11/19/24	2,600	2,910
Zambia (0.2%)
[5]	Republic of Zambia	5.375%	9/20/22	1,950	1,178
[5]	Republic of Zambia	8.500%	4/14/24	2,400	1,474
	Republic of Zambia	8.500%	4/14/24	250	154
[5]	Republic of Zambia	8.970%	7/30/27	3,225	1,964
					4,770
Total Sovereign Bonds (Cost $2,618,698)					2,595,801
20

Emerging Markets Government Bond Index Fund
Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[7]	Vanguard Market Liquidity Fund (Cost $36,186)	0.068%	361,861	36,186
Total Investments (99.3%) (Cost $3,088,775)	3,067,338
Other Assets and Liabilities—Net (0.7%)	22,378
Net Assets (100.0%)	3,089,716
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Guaranteed by the Republic of Azerbaijan.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $185,450,000, representing 6.0% of net assets.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Step bond.
5	Non-income-producing security—security in default.
6	Guaranteed by the State of Qatar.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2021	35	7,727	1
Long U.S. Treasury Bond	June 2021	8	1,258	17
Ultra 10-Year U.S. Treasury Note	June 2021	28	4,075	36
				54

See accompanying Notes, which are an integral part of the Financial Statements.
21

Emerging Markets Government Bond Index Fund
Statement of Assets and Liabilities
As of April 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,052,589)	3,031,152
Affiliated Issuers (Cost $36,186)	36,186
Total Investments in Securities	3,067,338
Investment in Vanguard	107
Cash Collateral Pledged—Futures Contracts	112
Cash Collateral Received for ETF Capital Activity	18,319
Receivables for Investment Securities Sold	20,956
Receivables for Accrued Income	31,725
Receivables for Capital Shares Issued	238
Total Assets	3,138,795
Liabilities
Due to Custodian	506
Payables for Investment Securities Purchased	29,714
Collateral for ETF Capital Activity	18,319
Payables for Capital Shares Redeemed	127
Payables for Distributions	146
Payables to Vanguard	223
Variation Margin Payable—Futures Contracts	44
Total Liabilities	49,079
Net Assets	3,089,716
22

Emerging Markets Government Bond Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	3,149,466
Total Distributable Earnings (Loss)	(59,750)
Net Assets	3,089,716

ETF Shares—Net Assets
Applicable to 35,660,223 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,801,989
Net Asset Value Per Share—ETF Shares	$78.57

Admiral Shares—Net Assets
Applicable to 12,388,886 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	244,316
Net Asset Value Per Share—Admiral Shares	$19.72

Institutional Shares—Net Assets
Applicable to 1,372,380 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	43,411
Net Asset Value Per Share—Institutional Shares	$31.63

See accompanying Notes, which are an integral part of the Financial Statements.
23

Emerging Markets Government Bond Index Fund
Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Interest[1]	59,982
Total Income	59,982
Expenses
The Vanguard Group—Note B
Investment Advisory Services	32
Management and Administrative—ETF Shares	2,858
Management and Administrative—Admiral Shares	279
Management and Administrative—Institutional Shares	43
Marketing and Distribution—ETF Shares	54
Marketing and Distribution—Admiral Shares	5
Marketing and Distribution—Institutional Shares	1
Custodian Fees	29
Shareholders’ Reports—ETF Shares	11
Shareholders’ Reports—Admiral Shares	2
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Total Expenses	3,314
Net Investment Income	56,668
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	25,328
Futures Contracts	(513)
Realized Net Gain (Loss)	24,815
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(42,032)
Futures Contracts	46
Change in Unrealized Appreciation (Depreciation)	(41,986)
Net Increase (Decrease) in Net Assets Resulting from Operations	39,497
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $24,627,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
24

Emerging Markets Government Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	56,668	90,790
Realized Net Gain (Loss)	24,815	(68,417)
Change in Unrealized Appreciation (Depreciation)	(41,986)	(23,609)
Net Increase (Decrease) in Net Assets Resulting from Operations	39,497	(1,236)
Distributions
ETF Shares	(47,543)	(75,818)
Admiral Shares	(4,874)	(12,469)
Institutional Shares	(820)	(2,266)
Total Distributions	(53,237)	(90,553)
Capital Share Transactions
ETF Shares	964,340	394,929
Admiral Shares	(259)	(18,654)
Institutional Shares	718	(7,227)
Net Increase (Decrease) from Capital Share Transactions	964,799	369,048
Total Increase (Decrease)	951,059	277,259
Net Assets
Beginning of Period	2,138,657	1,861,398
End of Period	3,089,716	2,138,657

See accompanying Notes, which are an integral part of the Financial Statements.
25

Emerging Markets Government Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$78.01	$80.38	$74.27	$80.73	$80.11	$75.81
Investment Operations
Net Investment Income	1.605[1]	3.551[1]	3.738[1]	3.411[1]	3.713[1]	3.753
Net Realized and Unrealized Gain (Loss) on Investments[2]	.513	(2.322)	6.044	(6.445)	.589	4.228
Total from Investment Operations	2.118	1.229	9.782	(3.034)	4.302	7.981
Distributions
Dividends from Net Investment Income	(1.558)	(3.599)	(3.672)	(3.426)	(3.682)	(3.681)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.558)	(3.599)	(3.672)	(3.426)	(3.682)	(3.681)
Net Asset Value, End of Period	$78.57	$78.01	$80.38	$74.27	$80.73	$80.11
Total Return	2.71%	1.65%	13.47%	-3.84%	5.56%	10.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,802	$1,853	$1,538	$1,033	$1,002	$874
Ratio of Total Expenses to Average Net Assets	0.24%	0.25%	0.25%	0.30%	0.32%	0.32%
Ratio of Net Investment Income to Average Net Assets	4.05%	4.55%	4.79%	4.42%	4.67%	4.89%
Portfolio Turnover Rate[3]	9%	21%	48%	25%	19%	24%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.00, $0.04, $0.07, and $0.04.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
26

Emerging Markets Government Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$19.58	$20.16	$18.63	$20.24	$20.09	$19.00
Investment Operations
Net Investment Income	.404[1]	.897[1]	.939[1]	.858[1]	.934[1]	.941
Net Realized and Unrealized Gain (Loss) on Investments[2]	.128	(.586)	1.521	(1.613)	.150	1.076
Total from Investment Operations	.532	.311	2.460	(.755)	1.084	2.017
Distributions
Dividends from Net Investment Income	(.392)	(.891)	(.930)	(.855)	(.934)	(.927)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.392)	(.891)	(.930)	(.855)	(.934)	(.927)
Net Asset Value, End of Period	$19.72	$19.58	$20.16	$18.63	$20.24	$20.09
Total Return[3]	2.71%	1.66%	13.46%	-3.80%	5.57%	10.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$244	$243	$273	$256	$288	$191
Ratio of Total Expenses to Average Net Assets	0.24%	0.25%	0.25%	0.30%	0.32%	0.32%
Ratio of Net Investment Income to Average Net Assets	4.06%	4.57%	4.79%	4.42%	4.67%	4.89%
Portfolio Turnover Rate[4]	9%	21%	48%	25%	19%	24%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.00, $0.01, $0.02, and $0.01.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction or account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
27

Emerging Markets Government Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$31.40	$32.33	$29.88	$32.47	$32.24	$30.50
Investment Operations
Net Investment Income	.651[1]	1.443[1]	1.522[1]	1.380[1]	1.508[1]	1.521
Net Realized and Unrealized Gain (Loss) on Investments[2]	.211	(.938)	2.425	(2.596)	.238	1.715
Total from Investment Operations	.862	.505	3.947	(1.216)	1.746	3.236
Distributions
Dividends from Net Investment Income	(.632)	(1.435)	(1.497)	(1.374)	(1.516)	(1.496)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.632)	(1.435)	(1.497)	(1.374)	(1.516)	(1.496)
Net Asset Value, End of Period	$31.63	$31.40	$32.33	$29.88	$32.47	$32.24
Total Return[3]	2.74%	1.68%	13.46%	-3.82%	5.59%	10.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$43	$42	$51	$19	$20	$21
Ratio of Total Expenses to Average Net Assets	0.22%	0.23%	0.23%	0.29%	0.29%	0.29%
Ratio of Net Investment Income to Average Net Assets	4.08%	4.59%	4.81%	4.43%	4.70%	4.92%
Portfolio Turnover Rate[4]	9%	21%	48%	25%	19%	24%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.00, $0.02, $0.03, and $0.02.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction or account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
28

Emerging Markets Government Bond Index Fund
Notes to Financial Statements
Vanguard Emerging Markets Government Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearing house is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of
29

Emerging Markets Government Bond Index Fund
the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement of Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
30

Emerging Markets Government Bond Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2021, the fund had contributed to Vanguard capital in the amount of $107,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
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Emerging Markets Government Bond Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	104	—	104
Corporate Bonds	—	435,247	—	435,247
Sovereign Bonds	—	2,595,801	—	2,595,801
Temporary Cash Investments	36,186	—	—	36,186
Total	36,186	3,031,152	—	3,067,338
Derivative Financial Instruments
Assets
Futures Contracts[1]	54	—	—	54
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of April 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,089,087
Gross Unrealized Appreciation	60,377
Gross Unrealized Depreciation	(82,072)
Net Unrealized Appreciation (Depreciation)	(21,695)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2020, the fund had available capital losses totaling $72,605,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended April 30, 2021, the fund purchased $1,534,231,000 of investment securities and sold $614,949,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $43,555,000 and $43,437,000, respectively. Purchases and sales include $1,317,073,000 and $411,006,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
32

Emerging Markets Government Bond Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	1,387,019	17,304	699,150	8,720
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(422,679)	(5,400)	(304,221)	(4,100)
Net Increase (Decrease)—ETF Shares	964,340	11,904	394,929	4,620
Admiral Shares
Issued[1]	23,690	1,178	72,508	3,636
Issued in Lieu of Cash Distributions	4,040	202	10,430	535
Redeemed	(27,989)	(1,396)	(101,592)	(5,297)
Net Increase (Decrease)—Admiral Shares	(259)	(16)	(18,654)	(1,126)
Institutional Shares
Issued[1]	3,936	122	12,179	432
Issued in Lieu of Cash Distributions	820	26	2,233	71
Redeemed	(4,038)	(128)	(21,639)	(714)
Net Increase (Decrease)—Institutional Shares	718	20	(7,227)	(211)
1	Includes purchase fees for fiscal 2021 and 2020 of $204,000 and $662,000, respectively (fund totals).
G.	Management has determined that no events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.
33

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Emerging Markets Government Bond Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2013; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.
34

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
35

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Emerging Markets Government Bond Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.
Q11202 062021

Semiannual Report   |   April 30, 2021
Vanguard Global Minimum Volatility Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2021
Global Minimum Volatility Fund	Beginning Account Value 10/31/2020	Ending Account Value 4/30/2021	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,144.30	$1.12
Admiral™ Shares	1,000.00	1,144.40	0.74
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.75	$1.05
Admiral Shares	1,000.00	1,024.10	0.70
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.21% for Investor Shares and 0.14% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Global Minimum Volatility Fund
Fund Allocation
As of April 30, 2021
Communication Services	12.1%
Consumer Discretionary	8.7
Consumer Staples	11.3
Energy	0.1
Financials	10.3
Health Care	15.8
Industrials	10.7
Information Technology	16.9
Materials	6.1
Real Estate	1.3
Utilities	6.7
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Global Minimum Volatility Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.1%)
Australia (4.1%)
	Wesfarmers Ltd.	1,020,253	42,530
	Woolworths Group Ltd.	676,792	20,526
	Sonic Healthcare Ltd.	623,471	17,233
	Coles Group Ltd.	1,142,216	14,344
	ASX Ltd.	128,810	7,238
	Commonwealth Bank of Australia	101,259	6,932
	CSL Ltd.	25,430	5,312
	Medibank Pvt Ltd.	606,705	1,439
	Fortescue Metals Group Ltd.	82,053	1,420
	APA Group	126,081	974
	AGL Energy Ltd.	138,895	957
	BWP Trust	222,026	707
			119,612
Belgium (0.4%)
	Etablissements Franz Colruyt NV	137,878	8,173
	Sofina SA	4,201	1,596
	Elia Group SA	11,876	1,286
			11,055
Canada (5.6%)
	Royal Bank of Canada	486,803	46,461
[1]	Emera Inc.	426,915	19,405
	Franco-Nevada Corp.	120,346	16,765
	BCE Inc.	293,135	13,856
	TELUS Corp.	622,765	12,920
	Fortis Inc.	212,031	9,458
	Metro Inc.	159,857	7,325
	Intact Financial Corp.	47,255	6,281
	George Weston Ltd.	69,311	6,120
	Loblaw Cos. Ltd.	106,750	5,927
	Dollarama Inc.	121,740	5,673
[2]	Hydro One Ltd.	205,884	4,936
	Rogers Communications Inc. Class B	95,100	4,684
	TMX Group Ltd.	19,420	2,140
	Quebecor Inc. Class B	48,071	1,293
	Canadian National Railway Co.	11,092	1,194
	Cogeco Communications Inc.	7,045	669
4

Global Minimum Volatility Fund
		Shares	Market Value• ($000)
	WSP Global Inc.	6,180	642
			165,749
Chile (0.1%)
	Enel Americas SA ADR	473,755	3,401
	Banco Santander Chile ADR	37,076	825
			4,226
China (3.7%)
	ZTO Express Cayman Inc. ADR	1,141,986	36,726
*	Alibaba Group Holding Ltd.	997,688	28,841
	NetEase Inc. ADR	143,201	16,047
*	JD.com Inc. ADR	151,853	11,747
*	Tencent Music Entertainment Group ADR	384,833	6,704
*,2	Kuaishou Technology	98,000	3,318
*	Vipshop Holdings Ltd. ADR	98,066	3,018
*	Zai Lab Ltd. ADR	4,482	745
*	51job Inc. ADR	9,724	599
*	Alibaba Group Holding Ltd. ADR	100	23
			107,768
Denmark (0.8%)
	Coloplast A/S Class B	111,474	18,465
	Tryg A/S	101,509	2,321
*	Chr Hansen Holding A/S	18,965	1,741
	Novo Nordisk A/S Class B	16,969	1,252
			23,779
Finland (0.6%)
	Kone Oyj Class B	191,755	15,061
	Elisa Oyj	43,270	2,453
			17,514
Germany (0.4%)
	Knorr-Bremse AG	32,823	4,023
	Symrise AG Class A	22,629	2,922
*	QIAGEN NV	53,496	2,608
	Fielmann AG	33,003	2,513
			12,066
Hong Kong (2.0%)
	CLP Holdings Ltd.	2,400,350	23,693
	Power Assets Holdings Ltd.	2,500,500	15,368
	Hang Seng Bank Ltd.	559,000	10,944
	Want Want China Holdings Ltd.	2,935,000	2,121
	Chow Tai Fook Jewellery Group Ltd.	1,131,200	1,822
	Microport Scientific Corp.	196,000	1,413
	Tingyi Cayman Islands Holding Corp.	638,000	1,146
*,2	ESR Cayman Ltd.	245,200	838
	CK Infrastructure Holdings Ltd.	99,500	608
			57,953
India (1.3%)
	Infosys Ltd. ADR	1,047,585	18,940
	Dr Reddy's Laboratories Ltd. ADR	245,179	16,922
*	ICICI Bank Ltd. ADR	140,432	2,289
	Wipro Ltd. ADR	98,728	707
[2]	Reliance Industries Ltd. GDR	12,150	658
			39,516
5

Global Minimum Volatility Fund
		Shares	Market Value• ($000)
Indonesia (0.2%)
	Telkom Indonesia Persero Tbk PT ADR	235,851	5,203
Ireland (0.0%)
	Kerry Group plc Class A	4,640	602
Israel (0.1%)
*	Bank Leumi Le-Israel BM	184,931	1,298
*	Bank Hapoalim BM	144,678	1,150
			2,448
Italy (0.3%)
	Terna Rete Elettrica Nazionale SPA	486,458	3,586
	DiaSorin SPA	17,085	2,902
	UnipolSai Assicurazioni SPA	656,555	2,039
	Hera SPA	270,095	1,087
			9,614
Japan (11.1%)
	Softbank Corp.	2,840,500	36,615
	FUJIFILM Holdings Corp.	468,900	30,373
	Chugai Pharmaceutical Co. Ltd.	621,600	23,332
	Japan Tobacco Inc.	1,200,400	22,518
	Yamada Denki Co. Ltd.	4,046,300	20,143
	Pan Pacific International Holdings Corp.	566,700	12,215
	SG Holdings Co. Ltd.	490,900	11,148
	Secom Co. Ltd.	131,500	10,958
	Shimano Inc.	38,800	8,872
	ITOCHU Corp.	268,000	8,367
	Sysmex Corp.	79,500	7,941
	Sawai Group Holdings Co. Ltd.	162,600	7,826
	Japan Post Bank Co. Ltd.	804,500	7,357
	Toyo Suisan Kaisha Ltd.	178,300	7,270
	Kagome Co. Ltd.	221,000	6,342
	Japan Exchange Group Inc.	269,900	6,330
	Odakyu Electric Railway Co. Ltd.	227,900	6,172
	Chugoku Electric Power Co. Inc.	530,500	5,937
	Chubu Electric Power Co. Inc.	481,200	5,831
	Tokyo Gas Co. Ltd.	268,000	5,439
	KDDI Corp.	167,800	5,073
	Keio Corp.	67,200	4,375
*	Kintetsu Group Holdings Co. Ltd.	121,500	4,359
	ABC-Mart Inc.	72,300	3,874
	Square Enix Holdings Co. Ltd.	67,700	3,754
*	Oracle Corp. Japan	38,200	3,581
	Capcom Co. Ltd.	109,800	3,562
	Osaka Gas Co. Ltd.	183,900	3,560
	Toho Gas Co. Ltd.	62,100	3,461
	Toho Co. Ltd. (XTKS)	85,400	3,403
	Mitsubishi Materials Corp.	125,400	2,817
	Lion Corp.	142,700	2,678
*	Nagoya Railroad Co. Ltd.	114,200	2,623
	Nitori Holdings Co. Ltd.	12,900	2,310
	Asahi Intecc Co. Ltd.	83,600	2,250
*	Skylark Holdings Co. Ltd.	144,800	2,151
*	PeptiDream Inc.	48,800	2,089
	Ezaki Glico Co. Ltd.	55,400	2,073
	Hoshizaki Corp.	22,300	1,981
6

Global Minimum Volatility Fund
		Shares	Market Value• ($000)
	Calbee Inc.	81,300	1,950
	MOS Food Services Inc.	60,500	1,657
	Obic Co. Ltd.	8,000	1,542
	Unicharm Corp.	33,100	1,287
	KYORIN Holdings Inc.	68,600	1,202
	Idemitsu Kosan Co. Ltd.	45,400	1,086
	Koei Tecmo Holdings Co. Ltd.	21,320	951
	Seven Bank Ltd.	361,800	779
	Kewpie Corp.	32,500	769
	Shizuoka Bank Ltd.	97,400	747
	Keihan Holdings Co. Ltd.	19,900	727
	Nissin Foods Holdings Co. Ltd.	9,500	673
	Hamamatsu Photonics KK	11,400	661
	Medipal Holdings Corp.	34,900	642
	K's Holdings Corp	45,700	623
	Kyushu Electric Power Co. Inc.	65,000	596
	Suzuken Co. Ltd.	15,700	566
	Ajinomoto Co. Inc.	28,100	562
	Lawson Inc.	12,400	557
			328,537
Netherlands (0.1%)
	Koninklijke Vopak NV	42,452	1,944
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	279,915	7,214
Norway (0.5%)
	Orkla ASA	1,356,340	13,825
Poland (0.0%)
*	Powszechny Zaklad Ubezpieczen SA	83,422	718
*	Bank Polska Kasa Opieki SA	31,403	662
			1,380
Russia (0.5%)
	Sberbank of Russia PJSC ADR	791,635	12,463
	Polyus PJSC (Registered) GDR	12,378	1,147
	Mobile TeleSystems PJSC ADR	87,906	744
			14,354
Singapore (0.7%)
	Oversea-Chinese Banking Corp. Ltd.	1,488,348	13,606
	Singapore Exchange Ltd.	866,300	6,786
			20,392
South Korea (2.7%)
	Korea Zinc Co. Ltd.	50,052	20,022
	KT&G Corp.	235,748	17,445
	Samsung Electronics Co. Ltd. Preference Shares	143,444	9,418
	NAVER Corp.	26,098	8,404
	SK Telecom Co. Ltd.	27,516	7,495
[2]	Netmarble Corp.	52,502	6,084
*	Studio Dragon Corp.	25,228	2,337
	Maeil Dairies Co. Ltd.	32,805	2,199
	Kakao Corp.	21,470	2,186
*	CJ Logistics Corp.	10,592	1,629
	SSANGYONG C&E Co. Ltd.	108,382	755
	LEENO Industrial Inc.	5,070	739
7

Global Minimum Volatility Fund
		Shares	Market Value• ($000)
	NCSoft Corp.	717	533
			79,246
Spain (0.6%)
*	Ferrovial SA	284,981	8,091
*	Iberdrola SA (XMAD)	556,224	7,517
	Red Electrica Corp. SA	57,686	1,059
			16,667
Sweden (0.2%)
	ICA Gruppen AB	128,612	5,928
Switzerland (4.6%)
	Swisscom AG (Registered)	84,445	45,849
	Givaudan SA (Registered)	4,488	18,805
	Kuehne + Nagel International AG (Registered)	50,260	15,027
	Schindler Holding AG Ptg. Ctf.	48,805	13,888
	Roche Holding AG	31,270	10,199
	Geberit AG (Registered)	11,407	7,506
	Roche Holding AG (Bearer)	19,487	6,776
*	EMS-Chemie Holding AG (Registered)	3,414	3,188
*	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	223	2,070
	SGS SA (Registered)	692	2,047
[2]	Galenica AG	29,325	1,985
	Allreal Holding AG (Registered)	9,242	1,871
	Baloise Holding AG (Registered)	9,935	1,680
	Stadler Rail AG	32,435	1,624
	Banque Cantonale Vaudoise (Registered)	13,949	1,422
	Nestle SA (Registered)	5,674	677
*	SIG Combibloc Group AG	25,853	634
			135,248
Taiwan (1.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	386,100	45,073
	Chunghwa Telecom Co. Ltd. ADR	142,247	5,811
	United Microelectronics Corp. ADR	73,276	727
			51,611
United Kingdom (3.0%)
	Halma plc	422,747	15,106
	Admiral Group plc	286,496	12,379
	GlaxoSmithKline plc	580,821	10,733
	National Grid plc	820,503	10,343
	Wm Morrison Supermarkets plc	4,002,069	9,612
	Rightmove plc	910,871	7,722
	Tate & Lyle plc	654,520	7,241
	B&M European Value Retail SA	565,321	4,419
	Polymetal International plc	168,173	3,472
	Smith & Nephew plc	98,495	2,132
	Sage Group plc	177,944	1,568
	Smiths Group plc	66,932	1,503
	Croda International plc	12,032	1,124
	Spirax-Sarco Engineering plc	5,816	949
	Severn Trent plc	22,299	763
			89,066
United States (53.6%)
	AptarGroup Inc.	337,973	50,970
[3]	Oracle Corp.	669,861	50,769
8

Global Minimum Volatility Fund
		Shares	Market Value• ($000)
[3]	Johnson & Johnson	302,976	49,303
[3]	Verizon Communications Inc.	845,578	48,866
[3]	Merck & Co. Inc.	644,826	48,040
[3]	Microsoft Corp.	190,114	47,943
	Activision Blizzard Inc.	524,295	47,811
[3]	Amgen Inc.	198,278	47,515
	Amdocs Ltd.	617,642	47,398
*	Tyler Technologies Inc.	110,410	46,909
[3]	Walmart Inc.	328,575	45,971
[3]	Gilead Sciences Inc.	707,583	44,910
	Chemed Corp.	89,898	42,846
	Dollar General Corp.	199,385	42,818
	CH Robinson Worldwide Inc.	426,039	41,360
	Republic Services Inc. Class A	386,502	41,085
[3]	Cisco Systems Inc.	805,222	40,994
[3]	Citrix Systems Inc.	281,849	34,907
	Brown & Brown Inc.	606,213	32,238
[4]	Equity Commonwealth	1,117,988	32,198
	Electronic Arts Inc.	206,223	29,300
*	Black Knight Inc.	387,433	28,058
	Church & Dwight Co. Inc.	324,201	27,797
[3]	Yum China Holdings Inc.	410,587	25,834
*	Vertex Pharmaceuticals Inc.	104,477	22,797
	Broadridge Financial Solutions Inc.	141,044	22,374
	Intercontinental Exchange Inc.	187,138	22,028
[3]	Colgate-Palmolive Co.	268,203	21,644
[3]	Clorox Co.	112,867	20,598
	Hawaiian Electric Industries Inc.	476,990	20,539
	MAXIMUS Inc.	223,508	20,482
[3]	Hormel Foods Corp.	411,921	19,031
	Becton Dickinson and Co.	72,799	18,113
	White Mountains Insurance Group Ltd.	14,568	16,978
	Arthur J Gallagher & Co.	108,771	15,766
	IDACORP Inc.	150,541	15,428
	Service Corp. International	287,807	15,380
	Washington Federal Inc.	467,356	15,212
	Waste Management Inc.	107,750	14,866
[3]	Kaiser Aluminum Corp.	102,954	12,403
	United Parcel Service Inc. Class B	59,064	12,041
	Sonoco Products Co.	172,413	11,286
	Expeditors International of Washington Inc.	102,433	11,253
	Baxter International Inc.	129,897	11,131
	Genpact Ltd.	233,837	11,114
*,3	Amazon.com Inc.	3,083	10,690
	Flowers Foods Inc.	435,356	10,431
	Silgan Holdings Inc.	245,315	10,345
	Royal Gold Inc.	89,595	10,022
	Graco Inc.	122,432	9,403
*,3	Alphabet Inc. Class C	3,645	8,785
*	Vir Biotechnology Inc.	176,687	8,435
	Jack Henry & Associates Inc.	47,504	7,735
	Consolidated Edison Inc.	99,603	7,710
*	United Therapeutics Corp.	37,767	7,612
	Houlihan Lokey Inc. Class A	114,011	7,556
	Commerce Bancshares Inc.	94,644	7,364
9

Global Minimum Volatility Fund
		Shares	Market Value• ($000)
	Rollins Inc.	193,485	7,213
	Landstar System Inc.	39,853	6,866
	America Movil SAB de CV Class L ADR	434,886	6,062
	Premier Inc. Class A	170,794	6,038
	Murphy USA Inc.	40,333	5,622
	Capitol Federal Financial Inc.	425,158	5,495
	NorthWestern Corp.	72,357	4,923
	WEC Energy Group Inc.	48,179	4,682
	American States Water Co.	58,523	4,634
	Toro Co.	38,294	4,389
	Lancaster Colony Corp.	22,161	4,093
	NewMarket Corp.	11,249	3,899
	California Water Service Group	59,766	3,511
	Dolby Laboratories Inc. Class A	33,935	3,443
*	Yandex NV Class A	50,827	3,332
	TFS Financial Corp.	168,697	3,300
[3]	Progressive Corp.	30,603	3,083
[3]	Costco Wholesale Corp.	8,267	3,076
	Hanover Insurance Group Inc.	21,520	2,976
	MarketAxess Holdings Inc.	6,064	2,962
	Ameren Corp.	33,145	2,812
[3]	Motorola Solutions Inc.	14,726	2,773
	Reliance Steel & Aluminum Co.	16,329	2,618
	PS Business Parks Inc.	16,033	2,603
	ALLETE Inc.	35,542	2,501
[3]	Procter & Gamble Co.	18,238	2,433
	WD-40 Co.	9,565	2,379
	Bank of Hawaii Corp.	22,824	2,075
	RenaissanceRe Holdings Ltd.	11,605	1,959
*	Regeneron Pharmaceuticals Inc.	4,050	1,949
*	Qualys Inc.	18,903	1,916
	National Presto Industries Inc.	15,000	1,543
	Target Corp.	7,289	1,511
	Morningstar Inc.	5,049	1,338
	Marsh & McLennan Cos. Inc.	7,371	1,000
	Balchem Corp.	7,715	981
	BWX Technologies Inc.	12,668	848
*	Corcept Therapeutics Inc.	35,159	801
	Avista Corp.	17,090	787
	InterDigital Inc.	11,218	779
	CMS Energy Corp.	11,892	766
	Fomento Economico Mexicano SAB de CV ADR	8,557	663
	Rayonier Inc.	17,788	645
	Graham Holdings Co. Class B	994	632
*	Liberty Broadband Corp. Class C	3,699	602
	First Financial Bankshares Inc.	12,216	600
	John Wiley & Sons Inc. Class A	10,495	598
	Vector Group Ltd.	42,615	556
	Northwest Bancshares Inc.	38,233	537
			1,583,196
Total Common Stocks (Cost $2,385,616)			2,925,713
10

Global Minimum Volatility Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[5,6]	Vanguard Market Liquidity Fund, 0.068% (Cost $37,356)	373,558	37,356
Total Investments (100.4%) (Cost $2,422,972)			2,963,069
Other Assets and Liabilities—Net (-0.4%)			(10,442)
Net Assets (100%)			2,952,627
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $18,409,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $17,819,000, representing 0.6% of net assets.
3	Securities with a value of $30,916,000 have been segregated as collateral for open forward currency contracts.
4	Securities with a value of $1,539,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $19,845,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2021	59	12,314	(49)
Euro Stoxx 50 Index	June 2021	6	284	11
FTSE 100 Index	June 2021	12	1,150	34
S&P ASX 200 Index	June 2021	6	809	32
Topix Index	June 2021	9	1,566	15
				43

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Citibank, N.A.	5/17/21	CNY	144,005	USD	22,199	19	—
Royal Bank of Canada	5/17/21	JPY	982,805	USD	9,098	—	(104)
BNP Paribas	5/17/21	KRW	8,418,140	USD	7,516	52	—
Deutsche Bank AG	5/17/21	USD	122,591	AUD	160,438	—	(1,012)
Citibank, N.A.	5/17/21	USD	156,750	CAD	197,291	—	(3,764)
11

Global Minimum Volatility Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Goldman Sachs International	5/17/21	USD	3,809	CAD	4,794	—	(92)
Goldman Sachs International	5/17/21	USD	136,601	CHF	126,454	—	(1,927)
BNP Paribas	5/17/21	USD	4,763	CLP	3,377,413	11	—
BNP Paribas	5/17/21	USD	177	CLP	125,834	—	—
State Street Bank & Trust Co.	5/17/21	USD	33,080	CNY	217,354	—	(467)
Toronto-Dominion Bank	5/17/21	USD	22,377	DKK	139,886	—	(244)
State Street Bank & Trust Co.	5/17/21	USD	70,313	EUR	59,083	—	(744)
Toronto-Dominion Bank	5/17/21	USD	88,457	GBP	64,278	—	(317)
State Street Bank & Trust Co.	5/17/21	USD	120,825	HKD	939,591	—	(142)
Barclays Bank plc	5/17/21	USD	7,903	HKD	61,338	6	—
Toronto-Dominion Bank	5/17/21	USD	256	HKD	1,990	—	—
Royal Bank of Canada	5/20/21	USD	5,464	IDR	80,099,587	—	(71)
Citibank, N.A.	5/18/21	USD	2,490	ILS	8,179	—	(28)
Citibank, N.A.	5/17/21	USD	33,795	INR	2,532,347	—	(291)
Royal Bank of Canada	5/17/21	USD	1,333	INR	99,869	—	(12)
Toronto-Dominion Bank	5/17/21	USD	341,848	JPY	37,277,815	714	—
Royal Bank of Canada	5/17/21	USD	77,070	KRW	86,001,259	—	(246)
Citibank, N.A.	5/17/21	USD	9,184	KRW	10,330,339	—	(103)
BNP Paribas	5/17/21	USD	504	KRW	562,638	—	(2)
Toronto-Dominion Bank	5/17/21	USD	6,714	MXN	135,652	30	—
Citibank, N.A.	5/18/21	USD	12,856	NOK	108,996	—	(239)
State Street Bank & Trust Co.	5/18/21	USD	847	NOK	7,181	—	(16)
Deutsche Bank AG	5/17/21	USD	4,783	NZD	6,787	—	(73)
Barclays Bank plc	5/17/21	USD	1,859	NZD	2,637	—	(29)
State Street Bank & Trust Co.	5/17/21	USD	1,359	PLN	5,198	—	(12)
BNP Paribas	5/17/21	USD	13,374	RUB	1,034,018	—	(344)
Barclays Bank plc	5/17/21	USD	63	RUB	4,892	—	(2)
State Street Bank & Trust Co.	5/17/21	USD	5,186	SEK	44,496	—	(71)
Barclays Bank plc	5/17/21	USD	1,178	SEK	10,107	—	(16)
Toronto-Dominion Bank	5/17/21	USD	19,445	SGD	26,052	—	(131)
State Street Bank & Trust Co.	5/17/21	USD	134	SGD	180	—	(1)
12

Global Minimum Volatility Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Citibank, N.A.	5/17/21	USD	52,508	TWD	1,490,079	—	(837)
BNP Paribas	5/17/21	USD	118	TWD	3,338	—	(2)
						832	(11,339)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
CNY—Chinese renminbi.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
NOK—Norwegian krone.
NZD—New Zealand dollar
PLN—Polish zloty
RUB—Russian ruble
SEK—Swedish krona
SGD—Singapore dollar
TWD—Taiwanese dollar
USD—U.S. dollar

See accompanying Notes, which are an integral part of the Financial Statements.
13

Global Minimum Volatility Fund
Statement of Assets and Liabilities
As of April 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,385,616)	2,925,713
Affiliated Issuers (Cost $37,356)	37,356
Total Investments in Securities	2,963,069
Investment in Vanguard	109
Foreign Currency, at Value (Cost $10,838)	10,864
Receivables for Investment Securities Sold	2,344
Receivables for Accrued Income	9,157
Receivables for Capital Shares Issued	1,069
Unrealized Appreciation—Forward Currency Contracts	832
Total Assets	2,987,444
Liabilities
Due to Custodian	163
Payables for Investment Securities Purchased	1
Collateral for Securities on Loan	19,845
Payables for Capital Shares Redeemed	3,171
Payables to Vanguard	184
Variation Margin Payable—Futures Contracts	114
Unrealized Depreciation—Forward Currency Contracts	11,339
Total Liabilities	34,817
Net Assets	2,952,627
At April 30, 2021, net assets consisted of:

Paid-in Capital	2,572,559
Total Distributable Earnings (Loss)	380,068
Net Assets	2,952,627

Investor Shares—Net Assets
Applicable to 22,160,753 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	317,232
Net Asset Value Per Share—Investor Shares	$14.32

Admiral Shares—Net Assets
Applicable to 92,045,864 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,635,395
Net Asset Value Per Share—Admiral Shares	$28.63

See accompanying Notes, which are an integral part of the Financial Statements.
14

Global Minimum Volatility Fund
Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Dividends[1]	25,171
Interest[2]	5
Securities Lending—Net	90
Total Income	25,266
Expenses
The Vanguard Group—Note B
Investment Advisory Services	583
Management and Administrative—Investor Shares	257
Management and Administrative—Admiral Shares	1,296
Marketing and Distribution—Investor Shares	16
Marketing and Distribution—Admiral Shares	65
Custodian Fees	85
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—Admiral Shares	3
Trustees’ Fees and Expenses	—
Total Expenses	2,305
Net Investment Income	22,961
Realized Net Gain (Loss)
Investment Securities Sold[2]	137,203
Futures Contracts	5,357
Forward Currency Contracts	(57,252)
Foreign Currencies	39,023
Realized Net Gain (Loss)	124,331
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	296,571
Futures Contracts	301
Forward Currency Contracts	(10,232)
Foreign Currencies	61
Change in Unrealized Appreciation (Depreciation)	286,701
Net Increase (Decrease) in Net Assets Resulting from Operations	433,993
1	Dividends are net of foreign withholding taxes of $2,423,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
15

Global Minimum Volatility Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	22,961	83,228
Realized Net Gain (Loss)	124,331	(321,050)
Change in Unrealized Appreciation (Depreciation)	286,701	(178,594)
Net Increase (Decrease) in Net Assets Resulting from Operations	433,993	(416,416)
Distributions
Investor Shares	(6,959)	(29,323)
Admiral Shares	(62,342)	(162,618)
Total Distributions	(69,301)	(191,941)
Capital Share Transactions
Investor Shares	(59,928)	(211,512)
Admiral Shares	(514,444)	(143,818)
Net Increase (Decrease) from Capital Share Transactions	(574,372)	(355,330)
Total Increase (Decrease)	(209,680)	(963,687)
Net Assets
Beginning of Period	3,162,307	4,125,994
End of Period	2,952,627	3,162,307

See accompanying Notes, which are an integral part of the Financial Statements.
16

Global Minimum Volatility Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$12.77	$14.71	$13.78	$13.57	$11.92	$11.81
Investment Operations
Net Investment Income	.096[1]	.293[1]	.428[1]	.374[1]	.324[1]	.293
Net Realized and Unrealized Gain (Loss) on Investments	1.731	(1.571)	1.403	.148	1.650	.181
Total from Investment Operations	1.827	(1.278)	1.831	.522	1.974	.474
Distributions
Dividends from Net Investment Income	(.277)	(.397)	(.300)	(.312)	(.324)	(.205)
Distributions from Realized Capital Gains	—	(.265)	(.601)	—	—	(.159)
Total Distributions	(.277)	(.662)	(.901)	(.312)	(.324)	(.364)
Net Asset Value, End of Period	$14.32	$12.77	$14.71	$13.78	$13.57	$11.92
Total Return[2]	14.43%	-9.22%	14.41%	3.89%	16.93%	4.23%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$317	$338	$643	$515	$539	$419
Ratio of Total Expenses to Average Net Assets	0.21%	0.21%	0.21%	0.23%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.54%	2.16%	3.09%	2.66%	2.54%	2.63%
Portfolio Turnover Rate	12%	58%	46%	24%	37%	58%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.
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Global Minimum Volatility Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$25.56	$29.45	$27.58	$27.15	$23.86	$23.62
Investment Operations
Net Investment Income	.202[1]	.608[1]	.878[1]	.758[1]	.668[1]	.608
Net Realized and Unrealized Gain (Loss) on Investments	3.455	(3.155)	2.819	.297	3.295	.377
Total from Investment Operations	3.657	(2.547)	3.697	1.055	3.963	.985
Distributions
Dividends from Net Investment Income	(.587)	(.812)	(.624)	(.625)	(.673)	(.427)
Distributions from Realized Capital Gains	—	(.531)	(1.203)	—	—	(.318)
Total Distributions	(.587)	(1.343)	(1.827)	(.625)	(.673)	(.745)
Net Asset Value, End of Period	$28.63	$25.56	$29.45	$27.58	$27.15	$23.86
Total Return[2]	14.44%	-9.18%	14.54%	3.93%	16.99%	4.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,635	$2,824	$3,483	$2,542	$1,699	$1,152
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.15%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.61%	2.26%	3.16%	2.74%	2.62%	2.71%
Portfolio Turnover Rate	12%	58%	46%	24%	37%	58%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.
18

Global Minimum Volatility Fund
Notes to Financial Statements
Vanguard Global Minimum Volatility Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk and volatility associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposure. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and
19

Global Minimum Volatility Fund
clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2021, the fund’s average investment in forward currency contracts represented 51% of net assets, based on the average of the notional amounts at each quarter-end during the period.
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Global Minimum Volatility Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
21

Global Minimum Volatility Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2021, the fund had contributed to Vanguard capital in the amount of $109,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
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Global Minimum Volatility Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—International	342,000	1,000,517	—	1,342,517
Common Stocks—United States	1,583,196	—	—	1,583,196
Temporary Cash Investments	37,356	—	—	37,356
Total	1,962,552	1,000,517	—	2,963,069
Derivative Financial Instruments
Assets
Futures Contracts[1]	92	—	—	92
Forward Currency Contracts	—	832	—	832
Total	92	832	—	924
Liabilities
Futures Contracts[1]	49	—	—	49
Forward Currency Contracts	—	11,339	—	11,339
Total	49	11,339	—	11,388
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Global Minimum Volatility Fund
D.At April 30, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	92	—	92
Unrealized Appreciation—Forward Currency Contracts	—	832	832
Total Assets	92	832	924

Unrealized Depreciation—Futures Contracts[1]	49	—	49
Unrealized Depreciation—Forward Currency Contracts	—	11,339	11,339
Total Liabilities	49	11,339	11,388
1 Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2021, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	5,357	—	5,357
Forward Currency Contracts	—	(57,252)	(57,252)
Realized Net Gain (Loss) on Derivatives	5,357	(57,252)	(51,895)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	301	—	301
Forward Currency Contracts	—	(10,232)	(10,232)
Change in Unrealized Appreciation (Depreciation) on Derivatives	301	(10,232)	(9,931)
E.	As of April 30, 2021, gross unrealized appreciation and depreciation for investments, based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,424,376
Gross Unrealized Appreciation	593,783
Gross Unrealized Depreciation	(65,554)
Net Unrealized Appreciation (Depreciation)	528,229
F.	During the six months ended April 30, 2021, the fund purchased $358,580,000 of investment securities and sold $1,000,255,000 of investment securities, other than temporary cash investments.
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Global Minimum Volatility Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	25,871	1,868	140,652	10,097
Issued in Lieu of Cash Distributions	6,352	470	27,070	1,872
Redeemed	(92,151)	(6,681)	(379,234)	(29,187)
Net Increase (Decrease)—Investor Shares	(59,928)	(4,343)	(211,512)	(17,218)
Admiral Shares
Issued	274,956	9,979	1,114,310	41,948
Issued in Lieu of Cash Distributions	55,463	2,050	143,670	4,966
Redeemed	(844,863)	(30,483)	(1,401,798)	(54,668)
Net Increase (Decrease)—Admiral Shares	(514,444)	(18,454)	(143,818)	(7,754)
H.	Management has determined that no events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.
25

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Global Minimum Volatility Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2013; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.
26

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
27

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Global Minimum Volatility Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
28

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q11942 062021

Semiannual Report   |   April 30, 2021
Vanguard International Dividend Index Funds
Vanguard International Dividend Appreciation Index Fund
Vanguard International High Dividend Yield Index Fund

Contents
About Your Fund’s Expenses	1
International Dividend Appreciation Index Fund	3
International High Dividend Yield Index Fund	27
Trustees Approve Advisory Arrangements	67
Liquidity Risk Management	69

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2021
	Beginning Account Value 10/31/2020	Ending Account Value 4/30/2021	Expenses Paid During Period
Based on Actual Fund Return
International Dividend Appreciation Index Fund
ETF Shares	$1,000.00	$1,214.00	$1.04
Admiral™ Shares	1,000.00	1,214.30	1.04
International High Dividend Yield Index Fund
ETF Shares	$1,000.00	$1,344.10	$1.45
Admiral Shares	1,000.00	1,344.50	1.51
Based on Hypothetical 5% Yearly Return
International Dividend Appreciation Index Fund
ETF Shares	$1,000.00	$1,023.85	$0.95
Admiral Shares	1,000.00	1,023.85	0.95
International High Dividend Yield Index Fund
ETF Shares	$1,000.00	$1,023.56	$1.25
Admiral Shares	1,000.00	1,023.51	1.30
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the International Dividend Appreciation Index Fund, 0.19% for ETF Shares and 0.19% for Admiral Shares; and for the International High Dividend Yield Index Fund, 0.25% for ETF Shares and 0.26% for Admiral Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

International Dividend Appreciation Index Fund
Fund Allocation
As of April 30, 2021
Basic Materials	3.5%
Consumer Discretionary	7.1
Consumer Staples	12.9
Energy	4.1
Financials	12.5
Health Care	16.3
Industrials	17.1
Real Estate	2.3
Technology	21.6
Telecommunications	1.0
Utilities	1.6
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

International Dividend Appreciation Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Australia (2.3%)
	CSL Ltd.	348,526	72,805
	Domino's Pizza Enterprises Ltd.	66,205	5,437
	Washington H Soul Pattinson & Co. Ltd.	183,056	4,264
	carsales.com Ltd.	188,290	2,876
	Technology One Ltd.	245,504	1,791
	Collins Foods Ltd.	89,334	782
			87,955
Belgium (0.7%)
	UCB SA	148,719	13,771
	Sofina SA	26,171	9,944
	Barco NV	69,890	1,778
			25,493
Brazil (0.2%)
	Raia Drogasil SA	1,262,464	6,112
Canada (9.1%)
	Canadian National Railway Co.	545,626	58,742
	Brookfield Asset Management Inc. Class A	1,205,159	54,936
	Alimentation Couche-Tard Inc. Class B	646,489	21,906
	Magna International Inc.	230,066	21,727
	Franco-Nevada Corp.	146,086	20,351
	Imperial Oil Ltd.	565,911	16,344
	Loblaw Cos. Ltd.	265,652	14,751
	Intact Financial Corp.	109,399	14,541
	Dollarama Inc.	237,282	11,058
	George Weston Ltd.	116,565	10,292
	Saputo Inc.	314,398	9,991
	Open Text Corp.	208,462	9,816
	Metro Inc.	189,800	8,697
	CCL Industries Inc. Class B	128,071	7,270
[1]	Canadian Tire Corp. Ltd. Class A	43,878	6,994
	TFI International Inc.	71,456	6,261
	Ritchie Bros Auctioneers Inc.	84,060	5,347
	Toromont Industries Ltd.	63,158	5,036
	Onex Corp.	68,949	4,616
	iA Financial Corp. Inc.	81,785	4,606
	Empire Co. Ltd. Class A	129,406	4,070
	Stantec Inc.	84,868	3,974

International Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
	Parkland Corp.	114,943	3,692
	Premium Brands Holdings Corp. Class A	33,402	3,249
	Finning International Inc.	124,087	3,230
	Boyd Group Services Inc.	16,452	3,056
[1]	Cogeco Communications Inc.	24,644	2,341
	Innergex Renewable Energy Inc.	133,451	2,280
	Stella-Jones Inc.	50,406	2,108
	Enghouse Systems Ltd.	42,314	2,004
	Equitable Group Inc.	12,919	1,402
	Cogeco Inc.	11,032	867
			345,555
China (8.1%)
	Tencent Holdings Ltd.	1,695,724	135,271
	Ping An Insurance Group Co. of China Ltd. Class H	5,699,000	62,132
[2]	Longfor Group Holdings Ltd.	4,630,500	28,762
	China Merchants Bank Co. Ltd. Class H	3,513,000	28,218
	Shenzhou International Group Holdings Ltd.	1,149,400	25,286
	China Gas Holdings Ltd.	4,132,530	14,896
	China Resources Gas Group Ltd.	1,771,000	9,582
	Sinopharm Group Co. Ltd. Class H	1,027,100	3,168
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	697,000	1,585
			308,900
Colombia (0.3%)
	Interconexion Electrica SA ESP	844,881	4,813
	Grupo Nutresa SA	369,905	2,119
	Bancolombia SA ADR	64,708	1,937
	Grupo de Inversiones Suramericana SA	376,369	1,921
	Grupo Argos SA	495,969	1,399
	Bancolombia SA Preference Shares	84,884	633
			12,822
Denmark (2.6%)
	DSV PANALPINA A/S	175,925	39,194
	Coloplast A/S Class B	151,388	25,076
	Novozymes A/S Class B	176,916	12,547
	GN Store Nord AS	108,795	9,812
	SimCorp A/S	30,985	4,097
	ROCKWOOL International A/S Class B	8,215	3,675
	Ringkjoebing Landbobank A/S	22,282	2,265
			96,666
France (1.7%)
	Dassault Systemes SE	202,734	47,029
	Teleperformance	44,910	17,342
			64,371
Germany (9.3%)
	SAP SE	940,449	131,682
	Siemens AG (Registered)	651,286	108,657
	Fresenius SE & Co. KGaA	426,351	20,955
	Fresenius Medical Care AG & Co. KGaA	223,981	17,835
	Deutsche Wohnen SE	275,028	14,879
	Symrise AG Class A	104,737	13,525
	Brenntag SE	118,217	10,613
	LEG Immobilien SE (XETR)	55,109	7,668
	Nemetschek SE	88,285	6,581
	Bechtle AG	32,124	6,541

International Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
*	TAG Immobilien AG	112,078	3,466
	FUCHS PETROLUB SE Preference Shares	53,239	2,835
	Gerresheimer AG	24,042	2,586
*	Encavis AG	105,777	2,031
	New Work SE	4,298	1,305
	Cewe Stiftung & Co. KGaA	5,686	921
			352,080
Hong Kong (5.1%)
	AIA Group Ltd.	9,265,760	117,606
	MTR Corp. Ltd.	4,732,620	26,358
	Techtronic Industries Co. Ltd.	1,399,984	25,402
	Hong Kong & China Gas Co. Ltd.	13,585,260	21,792
	SUNeVision Holdings Ltd.	1,784,000	1,841
			192,999
India (12.0%)
	Reliance Industries Ltd.	4,850,387	130,312
*	Tata Consultancy Services Ltd.	2,826,307	115,663
	Infosys Ltd. ADR	3,197,102	57,804
	Hindustan Unilever Ltd.	1,794,917	56,930
	Bajaj Finance Ltd.	460,280	33,785
	Asian Paints Ltd.	732,485	25,045
*	Pidilite Industries Ltd.	387,156	9,479
	Britannia Industries Ltd.	183,474	8,530
	Berger Paints India Ltd.	739,557	7,018
	Sundaram Finance Ltd.	84,667	2,832
	Infosys Ltd.	131,928	2,398
*	Tata Elxsi Ltd.	47,478	2,228
	LIC Housing Finance Ltd.	383,789	2,096
	Persistent Systems Ltd.	57,978	1,592
	KEC International Ltd.	193,085	1,044
*	Yes Bank Ltd.	545,158	107
			456,863
Indonesia (1.1%)
	Bank Central Asia Tbk PT	18,663,600	41,317
Ireland (0.5%)
	Kerry Group plc Class A	135,121	17,515
	Total Produce plc	297,116	754
			18,269
Israel (0.0%)
	Matrix IT Ltd.	47,969	1,262
Italy (0.5%)
	Recordati Industria Chimica e Farmaceutica SPA	159,819	8,806
	DiaSorin SPA	42,772	7,264
	Reply SPA	28,566	3,884
			19,954
Japan (15.9%)
	Keyence Corp.	186,300	89,434
	Murata Manufacturing Co. Ltd.	517,500	41,145
	M3 Inc.	519,700	35,901
	Seven & i Holdings Co. Ltd.	679,000	29,317
	Kao Corp.	370,800	23,840
	Terumo Corp.	582,276	22,017
	Astellas Pharma Inc.	1,443,200	21,722

International Dividend Appreciation Index Fund
	Shares	Market Value• ($000)
Aeon Co. Ltd.	667,900	18,226
Nitori Holdings Co. Ltd.	87,601	15,690
Asahi Group Holdings Ltd.	369,543	15,452
Nomura Research Institute Ltd.	490,500	15,053
Obic Co. Ltd.	76,600	14,763
Shionogi & Co. Ltd.	243,100	12,816
Pan Pacific International Holdings Corp.	485,364	10,462
Nitto Denko Corp.	120,400	9,964
MonotaRO Co. Ltd.	382,667	9,717
Oracle Corp. Japan	97,800	9,169
Yamaha Corp.	147,500	8,050
Otsuka Corp.	146,200	7,354
GMO Payment Gateway Inc.	57,700	7,336
Hikari Tsushin Inc.	35,400	7,121
Yakult Honsha Co. Ltd.	132,200	6,435
Itochu Techno-Solutions Corp.	183,403	6,346
Hulic Co. Ltd.	515,600	5,882
Tokyo Century Corp.	94,000	5,811
Nissan Chemical Corp.	111,800	5,748
Kansai Paint Co. Ltd.	210,400	5,298
Hakuhodo DY Holdings Inc.	296,800	5,023
Welcia Holdings Co. Ltd.	160,900	5,020
TIS Inc.	200,500	4,974
SCSK Corp.	80,000	4,643
USS Co. Ltd.	240,500	4,364
Kurita Water Industries Ltd.	88,900	4,106
Chiba Bank Ltd.	644,800	4,032
Open House Co. Ltd.	96,000	3,987
Rinnai Corp.	39,484	3,965
Nisshin Seifun Group Inc.	233,700	3,775
Nomura Real Estate Holdings Inc.	148,480	3,660
Medipal Holdings Corp.	186,900	3,439
COMSYS Holdings Corp.	107,200	3,328
Alfresa Holdings Corp.	179,800	3,223
Sundrug Co. Ltd.	91,324	3,112
Benefit One Inc.	122,500	3,074
Nihon Unisys Ltd.	84,000	2,661
Hitachi Transport System Ltd.	85,500	2,656
PALTAC Corp.	49,754	2,592
Zenkoku Hosho Co. Ltd.	53,700	2,410
Kyowa Exeo Corp.	90,100	2,397
Relo Group Inc.	116,400	2,392
Tokyo Tatemono Co. Ltd.	160,400	2,375
Takara Bio Inc.	92,100	2,353
Sanwa Holdings Corp.	179,800	2,323
Goldwin Inc.	35,400	2,115
NEC Networks & System Integration Corp.	114,800	1,975
Mani Inc.	82,000	1,933
Yaoko Co. Ltd.	29,700	1,894
Infomart Corp.	199,000	1,876
Aica Kogyo Co. Ltd.	52,800	1,874
SHO-BOND Holdings Co. Ltd.	44,784	1,870
Information Services International-Dentsu Ltd.	49,300	1,817
Kusuri no Aoki Holdings Co. Ltd.	23,400	1,641
Fuyo General Lease Co. Ltd.	22,400	1,492

International Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
	TS Tech Co. Ltd.	104,000	1,450
	Elecom Co. Ltd.	67,032	1,408
	Nichias Corp.	52,900	1,382
	Dip Corp.	48,600	1,342
	Takuma Co. Ltd.	64,200	1,318
	Aeon Delight Co. Ltd.	42,800	1,306
	en-japan Inc.	36,900	1,119
	Mizuho Leasing Co. Ltd.	36,300	1,086
	Nojima Corp.	40,600	1,013
	Takeuchi Manufacturing Co. Ltd.	36,400	981
	Maruwa Co. Ltd.	9,200	948
	DTS Corp.	39,900	938
	Japan Material Co. Ltd.	80,600	937
	San-A Co. Ltd.	23,726	911
	Valor Holdings Co. Ltd.	42,612	910
	Giken Ltd.	20,800	890
	Ai Holdings Corp.	44,570	851
	Kissei Pharmaceutical Co. Ltd.	41,000	833
	Modec Inc.	42,100	802
	Nippon Densetsu Kogyo Co. Ltd.	48,100	780
	Shoei Co. Ltd.	20,400	774
	Funai Soken Holdings Inc.	42,000	745
	Hogy Medical Co. Ltd.	24,200	731
	Ricoh Leasing Co. Ltd.	23,000	730
	JCU Corp.	20,700	728
	S Foods Inc.	24,000	714
	MCJ Co. Ltd.	78,200	711
	Kameda Seika Co. Ltd.	16,600	698
	Nomura Co. Ltd.	93,700	682
	Sekisui Jushi Corp.	35,100	681
	Mitsubishi Pencil Co. Ltd.	50,200	667
	Yellow Hat Ltd.	39,600	666
	Future Corp.	35,300	654
	eGuarantee Inc.	33,800	650
	Eizo Corp.	16,800	624
	Fukui Computer Holdings Inc.	15,400	598
	Siix Corp.	40,000	534
	FULLCAST Holdings Co. Ltd.	28,600	498
	Fujicco Co. Ltd.	26,200	460
	Mitsubishi Research Institute Inc.	12,100	456
	Hiday Hidaka Corp.	28,362	435
	G-Tekt Corp.	32,600	416
	Sinko Industries Ltd.	20,200	416
	BeNext-Yumeshin Group Co.	31,900	416
	Nippon Parking Development Co. Ltd.	258,200	369
	Intage Holdings Inc.	30,000	366
	Altech Corp.	18,400	338
	WDB Holdings Co. Ltd.	14,900	318
	Koshidaka Holdings Co. Ltd.	60,900	308
	Ebase Co. Ltd.	35,000	305
			602,333
Malaysia (0.0%)
*	My EG Services Bhd.	2,778,200	1,319
Mexico (1.0%)
	America Movil SAB de CV Series L	34,319,756	23,973

International Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
	Grupo Elektra SAB de CV	179,770	13,506
	Grupo Cementos de Chihuahua SAB de CV	251,400	1,786
			39,265
Netherlands (0.1%)
	Aalberts NV	84,600	4,571
New Zealand (0.6%)
	Fisher & Paykel Healthcare Corp. Ltd.	440,455	11,352
	Mercury NZ Ltd.	1,041,185	5,158
	Mainfreight Ltd.	77,024	3,991
	EBOS Group Ltd.	125,496	2,672
			23,173
Norway (0.2%)
	TOMRA Systems ASA	112,889	5,639
	Borregaard ASA	76,242	1,678
			7,317
Philippines (0.1%)
	International Container Terminal Services Inc.	1,555,610	4,197
South Africa (2.0%)
	Naspers Ltd. Class N	333,521	75,903
	PSG Group Ltd.	171,750	886
			76,789
South Korea (1.2%)
	NAVER Corp.	125,551	40,430
	LEENO Industrial Inc.	11,655	1,699
	AfreecaTV Co. Ltd.	8,717	697
	JW Pharmaceutical Corp.	16,053	420
			43,246
Spain (0.1%)
	Vidrala SA	22,773	2,563
Sweden (0.9%)
[1]	Assa Abloy AB Class B	806,754	23,000
	Castellum AB	211,960	5,162
[1]	Hufvudstaden AB Class A	155,107	2,472
[1]	Wihlborgs Fastigheter AB	117,534	2,403
	Atrium Ljungberg AB Class B	98,712	2,068
	Hexpol AB	3	—
			35,105
Switzerland (16.3%)
	Nestle SA (Registered)	1,380,602	164,748
	Roche Holding AG	440,297	143,605
	Novartis AG (Registered)	1,677,679	143,167
	Sika AG (Registered)	108,460	32,393
	Givaudan SA (Registered)	7,054	29,558
	Partners Group Holding AG	20,268	28,871
	Geberit AG (Registered)	27,569	18,141
	EMS-Chemie Holding AG (Registered)	17,896	16,710
	Logitech International SA (Registered)	127,320	14,171
	Temenos AG (Registered)	56,695	8,335
*	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	788	7,314
	DKSH Holding AG	49,732	4,002
*	ALSO Holding AG (Registered)	9,828	2,972
	Interroll Holding AG (Registered)	660	2,256

International Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
	Orior AG	4,870	446
			616,689
Taiwan (0.7%)
*	E.Sun Financial Holding Co. Ltd.	9,566,230	9,219
	Advantech Co. Ltd.	599,000	7,579
	Chailease Holding Co. Ltd.	1,051,000	7,573
	Sinbon Electronics Co. Ltd.	173,000	1,603
			25,974
Thailand (0.1%)
	Krungthai Card PCL	1,969,400	4,817
United Kingdom (6.8%)
	Diageo plc	1,793,475	80,512
	RELX plc	1,515,943	39,332
	Experian plc	701,500	27,044
	Ashtead Group plc	343,666	22,081
	Intertek Group plc	123,412	10,461
	Halma plc	290,366	10,375
	Croda International plc	106,725	9,970
	Spirax-Sarco Engineering plc	56,008	9,142
	Sage Group plc	837,916	7,383
	Intermediate Capital Group plc	221,744	6,694
	DCC plc	75,397	6,542
	Hikma Pharmaceuticals plc	176,273	5,940
	Dechra Pharmaceuticals plc	82,818	4,613
	Genus plc	49,957	3,509
	RWS Holdings plc	297,581	2,823
	Cranswick plc	40,263	2,077
	Grainger plc	514,785	2,032
	Daily Mail & General Trust plc Class A	161,065	2,000
	Clinigen Group plc	101,685	1,199
	Hilton Food Group plc	66,682	1,135
	Avon Rubber plc	23,708	1,086
	Liontrust Asset Management plc	46,558	1,040
	Smart Metering Systems plc	86,300	967
	EMIS Group plc	48,448	820
	Advanced Medical Solutions Group plc	164,748	645
			259,422
Total Common Stocks (Cost $3,246,276)			3,777,398

International Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[3,4]	Vanguard Market Liquidity Fund, 0.068% (Cost $46,297)	462,976	46,298
Total Investments (100.7%) (Cost $3,292,573)			3,823,696
Other Assets and Liabilities—Net (-0.7%)			(26,184)
Net Assets (100%)			3,797,512
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $32,159,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $28,762,000, representing 0.8% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $34,817,000 was received for securities on loan.
ADR—American Depositary Receipt.
Ptg. Ctf.—Participating Certificates.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2021	9	1,878	51
Euro Stoxx 50 Index	June 2021	156	7,390	218
MSCI Emerging Markets Index	June 2021	98	6,549	86
Topix Index	June 2021	27	4,698	(119)
				236

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	6/16/21	EUR	3,000	USD	3,634	—	(23)
BNP Paribas	6/16/21	EUR	2,359	USD	2,795	43	—
Standard Chartered Bank	6/16/21	INR	916,000	USD	12,321	—	(47)
BNP Paribas	6/16/21	JPY	100,600	USD	913	8	—
Goldman Sachs International	6/16/21	USD	5,389	CHF	4,949	—	(37)
BNP Paribas	6/16/21	USD	2,905	CHF	2,718	—	(75)

International Dividend Appreciation Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	6/16/21	USD	2,193	CHF	2,000	—	—
State Street Bank & Trust Co.	6/16/21	USD	1,389	GBP	1,000	8	—
						59	(182)
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
INR—Indian rupee.
JPY—Japanese yen.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Statement of Assets and Liabilities
As of April 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,246,276)	3,777,398
Affiliated Issuers (Cost $46,297)	46,298
Total Investments in Securities	3,823,696
Investment in Vanguard	133
Cash Collateral Pledged—Futures Contracts	1,294
Cash Collateral Received for ETF Capital Activity	3,361
Foreign Currency, at Value (Cost $9,089)	9,060
Receivables for Investment Securities Sold	1,263
Receivables for Accrued Income	12,217
Receivables for Capital Shares Issued	162
Unrealized Appreciation—Forward Currency Contracts	59
Total Assets	3,851,245
Liabilities
Due to Custodian	833
Payables for Investment Securities Purchased	2,745
Collateral for Securities on Loan	34,817
Collateral for ETF Capital Activity	3,361
Payables for Capital Shares Redeemed	73
Payables to Vanguard	192
Variation Margin Payable—Futures Contracts	179
Unrealized Depreciation—Forward Currency Contracts	182
Deferred Foreign Capital Gains Taxes	11,351
Total Liabilities	53,733
Net Assets	3,797,512

International Dividend Appreciation Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	3,000,361
Total Distributable Earnings (Loss)	797,151
Net Assets	3,797,512

ETF Shares—Net Assets
Applicable to 41,474,801 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,504,806
Net Asset Value Per Share—ETF Shares	$84.50

Admiral Shares—Net Assets
Applicable to 7,120,682 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	292,706
Net Asset Value Per Share—Admiral Shares	$41.11

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Dividends[1]	23,465
Interest[2]	7
Securities Lending—Net	69
Total Income	23,541
Expenses
The Vanguard Group—Note B
Investment Advisory Services	256
Management and Administrative—ETF Shares	2,420
Management and Administrative—Admiral Shares	215
Marketing and Distribution—ETF Shares	64
Marketing and Distribution—Admiral Shares	5
Custodian Fees	136
Shareholders’ Reports—ETF Shares	28
Shareholders’ Reports—Admiral Shares	3
Trustees’ Fees and Expenses	—
Total Expenses	3,127
Net Investment Income	20,414
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	371,805
Futures Contracts	2,688
Forward Currency Contracts	26
Foreign Currencies	(420)
Realized Net Gain (Loss)	374,099
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	191,880
Futures Contracts	778
Forward Currency Contracts	(63)
Foreign Currencies	(22)
Change in Unrealized Appreciation (Depreciation)	192,573
Net Increase (Decrease) in Net Assets Resulting from Operations	587,086
1	Dividends are net of foreign withholding taxes of $3,376,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $7,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $99,698,000 of net gain (loss) resulting from in-kind redemptions.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $4,714,000.

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	20,414	29,753
Realized Net Gain (Loss)	374,099	(62,560)
Change in Unrealized Appreciation (Depreciation)	192,573	158,091
Net Increase (Decrease) in Net Assets Resulting from Operations	587,086	125,284
Distributions
ETF Shares	(15,418)	(33,388)
Admiral Shares	(1,327)	(3,991)
Total Distributions	(16,745)	(37,379)
Capital Share Transactions
ETF Shares	524,655	1,064,328
Admiral Shares	26,505	386
Net Increase (Decrease) from Capital Share Transactions	551,160	1,064,714
Total Increase (Decrease)	1,121,501	1,152,619
Net Assets
Beginning of Period	2,676,011	1,523,392
End of Period	3,797,512	2,676,011

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,				February 25, 2016[1] to October 31, 2016
		2020	2019	2018	2017
Net Asset Value, Beginning of Period	$69.97	$68.72	$58.65	$64.25	$54.43	$50.00
Investment Operations
Net Investment Income[2]	.492	.958	1.452[3]	1.196	1.179	.662
Net Realized and Unrealized Gain (Loss) on Investments[4]	14.454	1.551	9.578	(5.623)	9.715	4.154
Total from Investment Operations	14.946	2.509	11.030	(4.427)	10.894	4.816
Distributions
Dividends from Net Investment Income	(.416)	(1.259)	(.960)	(1.173)	(1.074)	(.386)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.416)	(1.259)	(.960)	(1.173)	(1.074)	(.386)
Net Asset Value, End of Period	$84.50	$69.97	$68.72	$58.65	$64.25	$54.43
Total Return	21.40%	3.73%	18.96%	-7.04%	20.19%	9.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,505	$2,456	$1,305	$861	$634	$147
Ratio of Total Expenses to Average Net Assets	0.19%	0.20%	0.20%	0.25%	0.25%	0.25%[5]
Ratio of Net Investment Income to Average Net Assets	1.21%	1.40%	2.24%[3]	1.83%	1.96%	1.60%[5]
Portfolio Turnover Rate[6]	41%	17%	42%	36%	9%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Net investment income per share and the ratio of net investment income to average net assets include $.388 and 0.65%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
4	Includes increases from purchase and redemption fees of $.00 for 2021, $.01 for 2020, $.02 for 2019, $.02 for 2018, and $.04 for 2017.
5	Annualized.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,				March 2, 2016[1] to October 31, 2016
		2020	2019	2018	2017
Net Asset Value, Beginning of Period	$34.03	$33.42	$28.52	$31.24	$26.45	$25.00
Investment Operations
Net Investment Income[2]	.234	.453	.686[3]	.576	.573	.285
Net Realized and Unrealized Gain (Loss) on Investments[4]	7.048	.765	4.679	(2.727)	4.720	1.352
Total from Investment Operations	7.282	1.218	5.365	(2.151)	5.293	1.637
Distributions
Dividends from Net Investment Income	(.202)	(.608)	(.465)	(.569)	(.503)	(.187)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.202)	(.608)	(.465)	(.569)	(.503)	(.187)
Net Asset Value, End of Period	$41.11	$34.03	$33.42	$28.52	$31.24	$26.45
Total Return[5]	21.43%[6]	3.72%[6]	18.96%[6]	-7.03%[6]	20.18%[6]	6.54%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$293	$220	$218	$175	$152	$77
Ratio of Total Expenses to Average Net Assets	0.19%	0.20%	0.20%	0.25%	0.25%	0.25%[7]
Ratio of Net Investment Income to Average Net Assets	1.18%	1.36%	2.24%[3]	1.83%	1.96%	1.60%[7]
Portfolio Turnover Rate[8]	41%	17%	42%	36%	9%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Net investment income per share and the ratio of net investment income to average net assets include $.188 and 0.65%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
4	Includes increases from purchase and redemption fees of $.00 for 2021, $.00 for 2020, $.01 for 2019, $.01 for 2018, and $.02 for 2017.
5	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
6	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
7	Annualized.
8	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International Dividend Appreciation Index Fund
Notes to Financial Statements
Vanguard International Dividend Appreciation Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

International Dividend Appreciation Index Fund
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

International Dividend Appreciation Index Fund
During the six months ended April 30, 2021, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement of Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.

International Dividend Appreciation Index Fund
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received.Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

International Dividend Appreciation Index Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2021, the fund had contributed to Vanguard capital in the amount of $133,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

International Dividend Appreciation Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	403,754	—	—	403,754
Common Stocks—Other	57,804	3,315,840	—	3,373,644
Temporary Cash Investments	46,298	—	—	46,298
Total	507,856	3,315,840	—	3,823,696
Derivative Financial Instruments
Assets
Futures Contracts[1]	355	—	—	355
Forward Currency Contracts	—	59	—	59
Total	355	59	—	414
Liabilities
Futures Contracts[1]	119	—	—	119
Forward Currency Contracts	—	182	—	182
Total	119	182	—	301
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At April 30, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts	355	—	355
Unrealized Appreciation—Forward Currency Contracts	—	59	59
Total Assets	355	59	414

Unrealized Depreciation—Futures Contracts	119	—	119
Unrealized Depreciation—Forward Currency Contracts	—	182	182
Total Liabilities	119	182	301
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2021, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	2,688	—	2,688

International Dividend Appreciation Index Fund
	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Forward Currency Contracts	—	26	26
Realized Net Gain (Loss) on Derivatives	2,688	26	2,714
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	778	—	778
Forward Currency Contracts	—	(63)	(63)
Change in Unrealized Appreciation (Depreciation) on Derivatives	778	(63)	715
E.	As of April 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,301,923
Gross Unrealized Appreciation	550,259
Gross Unrealized Depreciation	(28,373)
Net Unrealized Appreciation (Depreciation)	521,886
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2020, the fund had available capital losses totaling $104,829,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2021, the fund purchased $2,122,929,000 of investment securities and sold $1,577,620,000 of investment securities, other than temporary cash investments. Purchases and sales include $644,694,000 and $212,947,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	736,866	8,924	1,064,328	16,112
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	(212,211)	(2,550)	—	—
Net Increase (Decrease)—ETF Shares	524,655	6,374	1,064,328	16,112

International Dividend Appreciation Index Fund
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued[1]	44,262	1,107	55,811	1,680
Issued in Lieu of Cash Distributions	1,101	28	3,328	101
Redeemed[2]	(18,858)	(475)	(58,753)	(1,856)
Net Increase (Decrease)—Admiral Shares	26,505	660	386	(75)
1	Includes purchase fees for fiscal 2021 and 2020 of $112,000 and $140,000, respectively (fund totals).
2	Net of redemption fees for fiscal 2021 and 2020 of $41,000 and $129,000, respectively (fund totals).
H.	In May, the board of trustees approved the adoption of a new target index for the fund. Nasdaq International Dividend Achievers Select Index will be replaced by S&P Global Ex-U.S. Dividend Growers Index in the third quarter of 2021.
Management has determined that no other events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.

International High Dividend Yield Index Fund
Fund Allocation
As of April 30, 2021
Basic Materials	9.4%
Consumer Discretionary	7.5
Consumer Staples	8.1
Energy	8.4
Financials	32.6
Health Care	7.7
Industrials	9.7
Real Estate	2.6
Technology	3.0
Telecommunications	5.3
Utilities	5.7
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

International High Dividend Yield Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.1%)
Australia (7.5%)
	Commonwealth Bank of Australia	408,024	27,932
	BHP Group Ltd.	671,517	24,440
	Westpac Banking Corp.	812,474	15,657
	National Australia Bank Ltd.	728,590	14,910
	Australia & New Zealand Banking Group Ltd.	652,005	14,386
	Wesfarmers Ltd.	255,092	10,634
	Macquarie Group Ltd.	74,663	9,203
	Woolworths Group Ltd.	289,639	8,785
	Rio Tinto Ltd.	86,109	8,003
	Transurban Group	634,348	6,917
	Fortescue Metals Group Ltd.	363,797	6,294
	Amcor plc GDR	351,504	4,103
	Woodside Petroleum Ltd.	227,261	3,964
	Coles Group Ltd.	300,809	3,778
	Sonic Healthcare Ltd.	114,797	3,173
	Brambles Ltd.	332,300	2,662
	ASX Ltd.	45,933	2,581
	Telstra Corp. Ltd.	985,082	2,573
	APA Group	284,271	2,196
	Suncorp Group Ltd.	250,064	2,022
	Tabcorp Holdings Ltd.	507,289	1,934
	Insurance Australia Group Ltd.	458,731	1,728
	Medibank Pvt Ltd.	670,963	1,592
	Lendlease Corp. Ltd.	159,638	1,560
	Computershare Ltd. (XASX)	117,945	1,282
	Magellan Financial Group Ltd.	33,564	1,250
	Evolution Mining Ltd.	352,388	1,248
	Aurizon Holdings Ltd.	428,175	1,232
	Ampol Ltd.	60,612	1,195
	Atlas Arteria Ltd.	239,451	1,110
	Mineral Resources Ltd.	29,107	1,063
	Bendigo & Adelaide Bank Ltd.	131,650	1,045
	Bank of Queensland Ltd.	150,508	1,043
	JB Hi-Fi Ltd.	28,729	1,022
	Orica Ltd.	94,225	981
	Origin Energy Ltd.	296,710	949
*	Crown Resorts Ltd.	94,287	885
	Alumina Ltd.	619,635	821

International High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Downer EDI Ltd.	171,637	741
Metcash Ltd.	245,225	672
Worley Ltd.	77,360	642
Challenger Ltd.	163,244	641
carsales.com Ltd.	39,123	598
AGL Energy Ltd.	84,859	585
AusNet Services	380,079	556
Harvey Norman Holdings Ltd.	122,539	497
Orora Ltd.	203,206	497
CSR Ltd.	99,615	458
Deterra Royalties Ltd.	121,979	409
IOOF Holdings Ltd.	131,590	370
CIMIC Group Ltd.	20,253	302
Perpetual Ltd.	10,510	280
Adbri Ltd.	93,629	231
Platinum Asset Management Ltd.	58,535	213
		203,845
Austria (0.1%)
OMV AG	36,485	1,794
Raiffeisen Bank International AG	36,069	788
ANDRITZ AG	13,707	745
Telekom Austria AG Class A	24,495	200
		3,527
Belgium (0.5%)
KBC Group NV	63,408	4,920
Groupe Bruxelles Lambert SA	25,380	2,776
Ageas SA	42,496	2,570
Solvay SA	16,690	2,122
Proximus SADP	34,844	742
Telenet Group Holding NV	10,537	451
		13,581
Brazil (2.2%)
Vale SA	741,038	14,872
Petroleo Brasileiro SA Preference Shares	1,088,483	4,733
B3 SA - Brasil Bolsa Balcao	467,338	4,431
Petroleo Brasileiro SA	802,000	3,411
Banco Bradesco SA Preference Shares	660,649	2,901
Itau Unibanco Holding SA Preference Shares	504,707	2,558
Itau Unibanco Holding SA ADR	394,759	1,974
Ambev SA	663,050	1,824
Banco Bradesco SA	417,242	1,588
Banco Bradesco SA ADR	344,669	1,499
Itausa SA Preference Shares	772,562	1,431
Itau Unibanco Holding SA	310,900	1,400
Equatorial Energia SA	209,900	969
Ambev SA ADR	336,922	937
Banco Santander Brasil SA	110,402	783
Petrobras Distribuidora SA	174,267	722
Telefonica Brasil SA ADR	86,633	687
Hypera SA	106,382	679
Cia de Saneamento Basico do Estado de Sao Paulo	81,700	643
CCR SA	279,110	619
Bradespar SA Preference Shares	47,215	617
Banco Do Brasil SA	107,418	586

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Centrais Eletricas Brasileiras SA	86,400	585
	Transmissora Alianca de Energia Eletrica SA	70,819	545
	Energisa SA	65,900	534
	Centrais Eletricas Brasileiras SA Preference Shares	76,600	521
	Metalurgica Gerdau SA Preference Shares	174,400	477
	TIM SA	207,454	466
	Cia Energetica de Minas Gerais ADR	186,500	464
	Sul America SA	71,050	428
*	Azul SA Preference Shares	55,500	393
	Cia Paranaense de Energia Preference Shares	314,300	362
	Marfrig Global Foods SA	101,000	360
	Telefonica Brasil SA	42,118	335
	Cia de Saneamento do Parana	85,400	332
	Qualicorp Consultoria e Corretora de Seguros SA	66,500	331
	Porto Seguro SA	36,009	327
	Fleury SA	68,463	322
	Cia Energetica de Sao Paulo Preference Shares	63,700	297
	Engie Brasil Energia SA	35,616	267
	Neoenergia SA	85,400	252
	Cia Brasileira de Distribuicao	33,300	250
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	53,300	231
	BB Seguridade Participacoes SA	51,257	211
	EDP - Energias do Brasil SA	61,076	211
	CPFL Energia SA	37,400	202
	Sao Martinho SA	31,800	182
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	35,408	176
	Cia Energetica de Minas Gerais Preference Shares	62,445	159
	Cielo SA	201,884	128
	Odontoprev SA	53,900	127
			59,339
Canada (8.0%)
	Royal Bank of Canada	324,487	30,969
	Toronto-Dominion Bank	411,462	28,287
	Bank of Nova Scotia	274,636	17,488
	Enbridge Inc.	449,187	17,326
[1]	Bank of Montreal	144,625	13,650
	TC Energy Corp.	227,988	11,279
	Canadian Imperial Bank of Commerce	100,293	10,426
	Manulife Financial Corp.	439,005	9,586
	Canadian Natural Resources Ltd.	264,850	8,039
	Suncor Energy Inc.	353,238	7,555
	Nutrien Ltd.	128,546	7,096
	Sun Life Financial Inc.	131,143	7,075
	National Bank of Canada	74,863	5,443
	Restaurant Brands International Inc.	66,504	4,567
	Fortis Inc.	100,832	4,498
	Intact Financial Corp.	31,639	4,206
	Pembina Pipeline Corp.	127,250	3,928
	Rogers Communications Inc. Class B	79,270	3,904
	Power Corp. of Canada	130,159	3,791
	BCE Inc.	71,410	3,375
	Shaw Communications Inc. Class B	116,158	3,364
	Fairfax Financial Holdings Ltd.	6,482	2,962
[1]	Canadian Tire Corp. Ltd. Class A	13,910	2,217
	TELUS Corp.	101,659	2,109

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
[2]	Hydro One Ltd.	76,897	1,844
	Great-West Lifeco Inc.	63,126	1,830
	Imperial Oil Ltd.	54,875	1,585
[1]	Canadian Utilities Ltd. Class A	30,478	871
	IGM Financial Inc.	19,012	679
			219,949
Chile (0.1%)
	Banco De Chile	9,346,483	1,001
	Banco Santander Chile ADR	28,639	637
	CAP SA	23,465	419
	Enel Americas SA ADR	48,887	351
	Enel Chile SA	4,632,679	316
	Enel Americas SA	1,994,695	284
	Embotelladora Andina SA Preference Shares	101,961	243
	Colbun SA	1,294,706	222
	Aguas Andinas SA Class A	456,848	130
	Banco Santander Chile SA	1,990,446	109
	AES Gener SA	591,568	97
	Engie Energia Chile SA	91,249	96
	Enel Chile SA ADR	11,940	42
			3,947
China (6.1%)
	China Construction Bank Corp. Class H	20,949,000	16,536
	Ping An Insurance Group Co. of China Ltd. Class H	1,363,000	14,860
	Industrial & Commercial Bank of China Ltd. Class H	18,298,000	11,873
	Bank of China Ltd. Class H	16,628,000	6,597
	China Merchants Bank Co. Ltd. Class H	736,928	5,919
	China Merchants Bank Co. Ltd. Class A	469,100	3,811
	China Life Insurance Co. Ltd. Class H	1,682,000	3,410
	Agricultural Bank of China Class H	7,721,000	2,991
	China Resources Land Ltd.	606,000	2,837
[2]	Longfor Group Holdings Ltd.	410,600	2,550
	China Petroleum and Chemical Corp. (Sinopec) Class H	4,936,000	2,434
	China Overseas Land & Investment Ltd.	879,500	2,226
	Sunac China Holdings Ltd.	562,554	2,182
	China Pacific Insurance Group Co. Ltd. Class H	568,000	2,044
	Zijin Mining Group Co. Ltd. Class H	1,416,000	1,978
	Great Wall Motor Co. Ltd. Class H	755,000	1,874
	Country Garden Holdings Co.	1,549,000	1,841
	PetroChina Co. Ltd. Class H	4,856,000	1,757
	PICC Property & Casualty Co. Ltd. Class H	1,736,000	1,700
	China Vanke Co. Ltd. Class H	479,205	1,676
	China Shenhua Energy Co. Ltd. Class H	737,500	1,536
	Anhui Conch Cement Co. Ltd. Class H	256,828	1,533
[2]	Postal Savings Bank of China Co. Ltd. Class H	2,308,000	1,497
[2]	China Tower Corp. Ltd. Class H	10,346,000	1,488
	CITIC Securities Co. Ltd. Class H	586,000	1,409
	Bank of Communications Ltd. Class H	2,045,000	1,306
	Citic Pacific Ltd.	1,241,000	1,303
	China CITIC Bank Corp. Ltd. Class H	2,487,320	1,299
	China National Building Material Co. Ltd. Class H	856,000	1,236
	Kingboard Holdings Ltd.	209,000	1,234
	Weichai Power Co. Ltd. Class H	508,000	1,176
	Hengan International Group Co. Ltd.	173,843	1,123
	Industrial Bank Co. Ltd. Class A	326,500	1,095

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Guangdong Investment Ltd.	710,000	1,093
	China Hongqiao Group Ltd.	653,000	1,031
	Sinopharm Group Co. Ltd. Class H	329,200	1,015
	Shimao Group Holdings Ltd.	350,000	1,011
	China Evergrande Group	592,000	999
	China Minsheng Banking Corp. Ltd. Class H	1,860,600	953
	Agricultural Bank of China Ltd. Class A	1,807,356	893
	Fosun International Ltd.	615,500	884
	CIFI Holdings Group Co. Ltd.	968,000	865
	China Petroleum & Chemical Corp. Class A	1,298,100	856
	New China Life Insurance Co. Ltd. Class H	220,300	846
	Bank of China Ltd. Class A	1,684,900	846
	Shanghai Pudong Development Bank Co. Ltd. Class A	544,400	845
	Haitong Securities Co. Ltd. Class H	932,000	833
	Kunlun Energy Co. Ltd.	708,000	757
	China Pacific Insurance Group Co. Ltd. Class A	148,600	753
	China Medical System Holdings Ltd.	319,000	737
	Industrial & Commercial Bank of China Ltd. Class A	926,500	734
	Far East Horizon Ltd.	623,000	714
	China Resources Power Holdings Co. Ltd.	530,000	696
	People's Insurance Co. Group of China Ltd. Class H	2,031,000	694
	China Everbright International Ltd.	1,071,000	673
	China Yangtze Power Co. Ltd. Class A	215,400	664
	Guangzhou Automobile Group Co. Ltd. Class H	764,000	652
	China Resources Cement Holdings Ltd.	586,000	638
	East Money Information Co. Ltd. Class A	126,600	628
[2]	Huatai Securities Co. Ltd. Class H	439,200	627
	Guangzhou R&F Properties Co. Ltd. Class H	489,600	625
	Beijing Enterprises Water Group Ltd.	1,620,000	619
	Dongfeng Motor Group Co. Ltd. Class H	706,000	614
	Franshion Properties of China Ltd.	1,606,000	608
	Kingboard Laminates Holdings Ltd.	241,500	602
	Anhui Conch Cement Co. Ltd. Class A	77,300	584
[2]	CGN Power Co. Ltd. Class H	2,473,000	569
	China Merchants Port Holdings Co. Ltd.	346,000	554
	Poly Developments and Holdings Group Co. Ltd. Class A	239,900	518
	Yanzhou Coal Mining Co. Ltd. Class H	428,000	510
	Nine Dragons Paper Holdings Ltd.	369,000	506
	China State Construction Engineering Corp. Ltd. Class A	638,100	487
[3]	Brilliance China Automotive Holdings Ltd.	516,000	485
	China Lesso Group Holdings Ltd.	191,000	480
[2]	A-Living Smart City Services Co. Ltd.	104,250	479
	China Vanke Co. Ltd. Class A	108,800	473
	China Galaxy Securities Co. Ltd. Class H	782,000	465
	Agile Group Holdings Ltd.	296,000	462
	SAIC Motor Corp. Ltd. Class A	142,800	442
	Kwg Group Holdings Ltd.	275,500	441
	Sinotruk Hong Kong Ltd.	178,500	439
	Seazen Group Ltd.	398,479	425
	Yangzijiang Shipbuilding Holdings Ltd.	394,000	423
	Shenzhen International Holdings Ltd.	254,500	423
	GF Securities Co. Ltd. Class H	287,000	415
[2]	China Merchants Securities Co. Ltd. Class H	289,560	405
	China Everbright Bank Co. Ltd. Class H	949,000	396
	China Shenhua Energy Co. Ltd. Class A	133,600	396

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	China Cinda Asset Management Co. Ltd. Class H	1,996,000	392
	Guotai Junan Securities Co. Ltd. Class A	153,200	391
	China Construction Bank Corp. Class A	373,200	388
	China Railway Group Ltd. Class H	737,000	381
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	270,800	374
	Cosco Shipping Ports Ltd.	444,000	373
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	159,000	362
	GF Securities Co. Ltd. Class A	157,800	361
[2]	CSC Financial Co. Ltd. Class H	309,500	360
	Huaneng Power International Inc. Class H	996,000	359
	Gree Electric Appliances Inc. of Zhuhai Class A	38,600	356
	China Everbright Bank Co. Ltd. Class A	610,500	356
	China Railway Group Ltd. Class A	421,700	351
	Baoshan Iron & Steel Co. Ltd. Class A	254,100	338
	Bosideng International Holdings Ltd.	648,000	329
	Beijing Enterprises Holdings Ltd.	99,500	325
	Bank of Communications Co. Ltd. Class A	435,000	323
	Logan Group Co. Ltd.	200,000	318
	Bank of Shanghai Co. Ltd. Class A	232,733	294
	New Hope Liuhe Co. Ltd. Class A	112,800	289
	China Minsheng Banking Corp. Ltd. Class A	390,600	284
	Yuexiu Property Co. Ltd.	1,216,000	281
[2,3]	China Huarong Asset Management Co. Ltd. Class H	2,028,000	266
	China Aoyuan Group Ltd.	254,000	264
	China Communications Services Corp. Ltd. Class H	590,000	255
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	140,300	255
	China State Construction International Holdings Ltd.	356,000	249
	Shenzhen Investment Ltd.	674,000	247
[2]	Dali Foods Group Co. Ltd.	403,000	239
	Henan Shuanghui Investment & Development Co. Ltd. Class A	41,500	234
	Jiangsu Expressway Co. Ltd. Class H	198,000	233
	Zhejiang Expressway Co. Ltd. Class H	262,000	228
	China National Nuclear Power Co. Ltd. Class A	281,300	226
	Livzon Pharmaceutical Group Inc. Class H	48,500	226
	Seazen Holdings Co. Ltd. Class A	30,800	214
	Greentown China Holdings Ltd.	178,000	214
	Daqin Railway Co. Ltd. Class A	197,400	210
	China Coal Energy Co. Ltd. Class H	389,000	210
	Times China Holdings Ltd.	142,000	202
	Bank of Beijing Co. Ltd. Class A	273,200	201
	China Power International Development Ltd.	873,370	200
	Huaxin Cement Co. Ltd. Class B	93,040	198
	Chongqing Rural Commercial Bank Co. Ltd. Class H	462,000	196
	Hengli Petrochemical Co. Ltd. Class A	42,900	196
	Bank of Hangzhou Co. Ltd. Class A	76,800	196
	Huaxia Bank Co. Ltd. Class A	197,500	190
[2]	Guotai Junan Securities Co. Ltd. Class H	133,000	189
	BBMG Corp. Class A	437,400	188
	Bank of Nanjing Co. Ltd. Class A	131,700	187
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	206,362	186
	Angang Steel Co. Ltd. Class H	267,000	184
	China Everbright Ltd.	154,000	184
	Shougang Fushan Resources Group Ltd.	676,164	177
	Sinopec Engineering Group Co. Ltd. Class H	287,000	177
	Shaanxi Coal Industry Co. Ltd. Class A	102,100	177

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Sinotrans Ltd. Class H	386,000	176
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	94,600	170
[2]	Legend Holdings Corp. Class H	101,700	166
	Huayu Automotive Systems Co. Ltd. Class A	40,700	165
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	650,000	161
[2]	BAIC Motor Corp. Ltd. Class H	439,000	159
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	109,600	157
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	156,800	147
	Lomon Billions Group Co. Ltd. Class A	27,100	141
*	Chongqing Changan Automobile Co. Ltd. Class B	172,300	139
	SDIC Power Holdings Co. Ltd. Class A	89,100	136
	China Reinsurance Group Corp. Class H	1,298,000	135
	Shanghai Industrial Holdings Ltd.	85,000	131
	Shenzhen Expressway Co. Ltd. Class A	84,100	129
	Shandong Chenming Paper Holdings Ltd. Class H	148,500	128
	Inner Mongolia Yitai Coal Co. Ltd. Class B	191,900	127
	Sino-Ocean Group Holding Ltd.	569,500	127
	Yanlord Land Group Ltd.	123,800	124
	Metallurgical Corp. of China Ltd. Class H	528,000	124
	Intco Medical Technology Co. Ltd. Class A	4,600	121
	Lao Feng Xiang Co. Ltd. Class B	38,200	115
	Shanghai International Port Group Co. Ltd. Class A	158,200	113
	Gemdale Corp. Class A	57,400	104
	Weifu High-Technology Group Co. Ltd. Class B	47,500	104
	Jiangsu Expressway Co. Ltd. Class A	65,900	104
	Sichuan Chuantou Energy Co. Ltd. Class A	59,400	103
	Metallurgical Corp. of China Ltd. Class A	209,700	100
	Zhejiang Longsheng Group Co. Ltd. Class A	47,200	99
	Hunan Valin Steel Co. Ltd. Class A	80,500	97
	Huadian Power International Corp. Ltd. Class H	312,000	96
	Jiayuan International Group Ltd.	208,000	96
[2]	China Railway Signal & Communication Corp. Ltd. Class H	235,000	93
	Maanshan Iron & Steel Co. Ltd. Class A	139,300	91
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	24,900	90
	Bank of Jiangsu Co. Ltd. Class A	82,160	90
[2]	Orient Securities Co. Ltd. Class H	134,400	85
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	309,600	84
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	41,400	83
	Greenland Holdings Corp. Ltd. Class A	94,900	83
	Datang International Power Generation Co. Ltd. Class H	556,000	82
	Yanzhou Coal Mining Co. Ltd. Class A	40,500	81
	Bank of Changsha Co. Ltd. Class A	53,300	74
	Jiangxi Zhengbang Technology Co. Ltd. Class A	32,200	73
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	52,100	72
	China Gezhouba Group Co. Ltd. Class A	62,600	69
	Jinke Properties Group Co. Ltd. Class A	66,500	68
	Zhengzhou Yutong Bus Co. Ltd. Class A	31,800	67
	Beijing Jingneng Clean Energy Co. Ltd. Class H	302,000	66
	China CITIC Bank Corp. Ltd. Class A	82,800	66
	Anhui Expressway Co. Ltd. Class H	92,000	65
	Shenergy Co. Ltd. Class A	74,100	65
	China Merchants Energy Shipping Co. Ltd. Class A	83,700	63
	Shenzhen Expressway Co. Ltd. Class H	60,000	62
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	29,200	62
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	34,000	62

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Huaibei Mining Holdings Co. Ltd. Class A	33,800	61
[2]	Red Star Macalline Group Corp. Ltd. Class H	106,872	60
	Guangshen Railway Co. Ltd. Class H	292,000	59
	Wens Foodstuffs Group Co. Ltd. Class A	26,100	58
	RiseSun Real Estate Development Co. Ltd. Class A	58,800	56
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	49,400	54
	Shanghai Construction Group Co. Ltd. Class A	121,100	54
	Sinoma International Engineering Co. Class A	41,200	54
	China South Publishing & Media Group Co. Ltd. Class A	33,100	52
	Huaneng Power International Inc. Class A	78,600	51
	Xiamen C & D Inc. Class A	39,100	49
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	48,500	49
	Yango Group Co. Ltd. Class A	54,400	48
	Shenzhen Jinjia Group Co. Ltd. Class A	29,400	47
	Financial Street Holdings Co. Ltd. Class A	48,800	47
	Sansteel Minguang Co. Ltd. Fujian Class A	36,500	46
	Guangxi Liugong Machinery Co. Ltd. Class A	30,900	46
	Bank of Chengdu Co. Ltd. Class A	24,400	45
	Shanghai Tunnel Engineering Co. Ltd. Class A	55,300	45
	Zhejiang Semir Garment Co. Ltd. Class A	24,400	44
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	3,100	43
	Liuzhou Iron & Steel Co. Ltd. Class A	38,900	43
	China Fortune Land Development Co. Ltd. Class A	49,920	43
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	11,900	41
	Guangxi Guiguan Electric Power Co. Ltd. Class A	51,300	41
	Sichuan Expressway Co. Ltd. Class H	168,000	40
	Dongfang Electric Corp. Ltd. Class H	47,200	40
	Zhejiang Runtu Co. Ltd. Class A	27,500	40
	Fujian Funeng Co. Ltd. Class A	23,900	39
	Huadian Power International Corp. Ltd. Class A	74,000	39
	Shanghai AJ Group Co. Ltd. Class A	35,400	39
	Chongqing Rural Commercial Bank Co. Ltd. Class A	58,700	38
	Tangshan Jidong Cement Co. Ltd. Class A	17,300	37
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	22,900	36
	Nanjing Iron & Steel Co. Ltd. Class A	54,500	35
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	20,800	35
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	61,800	35
	Shanghai Shimao Co. Ltd. Class A	54,300	35
	Beijing Capital Development Co. Ltd. Class A	39,400	34
	Huafa Industrial Co. Ltd. Zhuhai Class A	35,200	34
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	19,500	33
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	33,200	33
	North Huajin Chemical Industries Co. Ltd. Class A	33,200	32
	Chongqing Water Group Co. Ltd. Class A	39,200	32
	Zhejiang Medicine Co. Ltd. Class A	12,600	32
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	85,400	31
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	44,100	30
	Maanshan Iron & Steel Co. Ltd. Class H	60,000	29
[2]	Everbright Securities Co. Ltd. Class H	37,400	29
	Jointo Energy Investment Co. Ltd. Hebei Class A	35,400	28
	Zhejiang Satellite Petrochemical Co. Ltd. Class A	4,500	28
	Sichuan Languang Development Co. Ltd. Class A	35,000	21
	Rainbow Digital Commercial Co. Ltd. Class A	18,800	20
	China Railway Signal & Communication Corp. Ltd. Class A	15,960	14
	Yonghui Superstores Co. Ltd. Class A	10,700	9

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
*	KWG Living Group Holdings Ltd.	302	—
			166,679
Colombia (0.1%)
	Ecopetrol SA ADR	59,950	709
	Interconexion Electrica SA ESP	104,253	594
	Grupo Argos SA	68,225	193
	Grupo Aval Acciones y Valores SA Preference Shares	592,640	174
	Cementos Argos SA	97,491	133
	Grupo Aval Acciones y Valores SA ADR	7,552	45
	Ecopetrol SA	54,855	32
			1,880
Czech Republic (0.1%)
	CEZ AS	42,581	1,186
*,2	Moneta Money Bank AS	95,117	353
			1,539
Denmark (0.2%)
	Danske Bank A/S	151,415	2,878
	Tryg A/S	70,011	1,601
			4,479
Egypt (0.0%)
	Eastern Co. SAE	309,033	230
	Egypt Kuwait Holding Co. SAE	167,126	167
	ElSewedy Electric Co.	129,404	67
	Talaat Moustafa Group	181,115	65
	Telecom Egypt Co.	63,313	44
			573
Finland (1.5%)
	Nordea Bank Abp (XHEL)	765,662	7,921
	Kone Oyj Class B	87,309	6,858
	Sampo Oyj Class A	111,605	5,294
	UPM-Kymmene Oyj	126,794	4,959
	Fortum Oyj	102,031	2,681
	Stora Enso Oyj Class R	139,369	2,666
	Kesko Oyj Class B	65,462	1,993
	Elisa Oyj	34,495	1,955
	Metso Outotec Oyj	146,940	1,651
	Wartsila Oyj Abp	120,595	1,556
	Nokian Renkaat Oyj	34,167	1,272
	Orion Oyj Class B	25,600	1,133
			39,939
France (4.6%)
	Sanofi	252,597	26,483
	TOTAL SE	537,713	23,766
	AXA SA	440,437	12,440
[1]	Vinci SA	103,841	11,395
	Danone SA	137,880	9,733
	Orange SA	389,605	4,852
	Societe Generale SA	161,314	4,589
	Credit Agricole SA	273,694	4,234
	Veolia Environnement SA	119,615	3,815
	Engie SA (XPAR)	242,632	3,614
	Publicis Groupe SA	53,647	3,472
	Carrefour SA	137,661	2,666

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Bouygues SA	50,773	2,176
	Suez SA	88,910	2,125
*	Engie SA Loyalty Shares	132,130	1,968
	Electricite de France SA (XPAR)	113,886	1,662
	Rexel SA	75,708	1,488
*	SCOR SE	37,888	1,224
[2]	Amundi SA	13,481	1,201
	Rubis SCA	23,353	1,096
	TechnipFMC plc (XNYS)	110,405	822
	CNP Assurances	35,912	628
	Wendel SE	4,489	598
	Imerys SA	9,800	509
[2]	ALD SA	17,425	274
			126,830
Germany (7.3%)
	Siemens AG (Registered)	171,795	28,661
	Allianz SE (Registered)	94,036	24,413
	Daimler AG (Registered)	186,355	16,585
	BASF SE	202,885	16,351
	Deutsche Telekom AG (Registered)	737,982	14,203
	Bayer AG (Registered)	214,836	13,902
	Deutsche Post AG (Registered)	222,254	13,090
	Volkswagen AG Preference Shares	43,245	11,259
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	32,099	9,275
	Vonovia SE	128,058	8,414
	Bayerische Motoren Werke AG	74,278	7,443
	E.ON SE	483,587	5,831
	RWE AG	142,524	5,412
	Porsche Automobil Holding SE Preference Shares	35,312	3,723
	HeidelbergCement AG	36,317	3,328
[2]	Covestro AG	43,560	2,849
	Hannover Rueck SE	14,361	2,652
	LEG Immobilien SE (XETR)	15,850	2,205
	Aroundtown SA	276,662	2,130
	Volkswagen AG	6,172	1,959
	Evonik Industries AG	47,460	1,662
	Uniper SE	27,900	1,018
	Rheinmetall AG	9,159	956
	Bayerische Motoren Werke AG Preference Shares	11,041	904
	Telefonica Deutschland Holding AG	187,119	544
	Talanx AG	10,800	455
	HOCHTIEF AG	4,512	423
[2]	DWS Group GmbH & Co. KGaA	8,823	386
	METRO AG	25,960	284
	Traton SE	8,658	247
			200,564
Greece (0.1%)
	Hellenic Telecommunications Organization SA	57,939	982
	OPAP SA	56,006	859
	Mytilineos SA	22,258	414
	JUMBO SA	21,938	410
	Motor Oil Hellas Corinth Refineries SA	15,659	241
			2,906

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
Hong Kong (2.2%)
	Sun Hung Kai Properties Ltd.	323,500	4,866
	CK Hutchison Holdings Ltd.	545,500	4,458
	Hong Kong & China Gas Co. Ltd.	2,324,000	3,728
	CK Asset Holdings Ltd.	564,500	3,534
	CLP Holdings Ltd.	351,000	3,465
	Hang Seng Bank Ltd.	169,600	3,320
	Jardine Matheson Holdings Ltd.	47,600	3,196
	BOC Hong Kong Holdings Ltd.	849,500	2,987
	Wharf Real Estate Investment Co. Ltd.	391,000	2,247
	Lenovo Group Ltd.	1,626,000	2,222
	New World Development Co. Ltd.	350,750	1,856
[2]	WH Group Ltd.	2,039,639	1,777
	Power Assets Holdings Ltd.	269,599	1,657
	Xinyi Glass Holdings Ltd.	460,000	1,630
	Henderson Land Development Co. Ltd.	326,587	1,452
	Hongkong Land Holdings Ltd.	286,300	1,416
	Hang Lung Properties Ltd.	473,576	1,292
	Sino Land Co. Ltd.	780,000	1,158
	Swire Pacific Ltd. Class A	142,788	1,150
	SITC International Holdings Co. Ltd.	293,000	1,116
	Wharf Holdings Ltd.	343,000	1,040
	Want Want China Holdings Ltd.	1,410,000	1,019
	CK Infrastructure Holdings Ltd.	160,472	981
	Tingyi Cayman Islands Holding Corp.	506,000	909
	Swire Properties Ltd.	251,698	751
	Chow Tai Fook Jewellery Group Ltd.	465,800	750
	Bank of East Asia Ltd.	313,980	658
	PCCW Ltd.	1,078,793	624
	Hysan Development Co. Ltd.	127,000	478
[2]	BOC Aviation Ltd.	53,100	478
	Kerry Properties Ltd.	118,000	398
	NagaCorp Ltd.	308,000	329
	NWS Holdings Ltd.	276,000	305
	VTech Holdings Ltd.	31,400	287
	Uni-President China Holdings Ltd.	234,000	284
	Dairy Farm International Holdings Ltd.	59,100	258
	Lee & Man Paper Manufacturing Ltd.	287,000	250
	Swire Pacific Ltd. Class B	137,500	174
	Haitong International Securities Group Ltd.	508,000	160
	First Pacific Co. Ltd.	452,000	155
	Shun Tak Holdings Ltd.	478,000	153
	Cafe de Coral Holdings Ltd.	62,000	135
	Towngas China Co. Ltd.	224,185	110
	Shui On Land Ltd.	642,500	106
	Dah Sing Banking Group Ltd.	72,000	79
	Guotai Junan International Holdings Ltd.	409,000	74
	Hutchison Telecommunications Hong Kong Holdings Ltd.	152,000	30
			59,502
Hungary (0.0%)
	Magyar Telekom Telecommunications plc	73,542	102
India (1.1%)
	Infosys Ltd.	814,695	14,806
	ITC Ltd.	714,146	1,950
	Bharat Petroleum Corp. Ltd.	264,506	1,502

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Power Grid Corp. of India Ltd.	493,958	1,466
	NTPC Ltd.	950,474	1,312
	Hero MotoCorp Ltd.	27,946	1,063
	Indus Towers Ltd.	309,704	1,053
	Gail India Ltd.	370,416	684
	Vedanta Ltd.	187,029	648
	Petronet LNG Ltd.	199,758	646
	Oil & Natural Gas Corp. Ltd.	415,473	604
	Hindustan Petroleum Corp. Ltd.	180,204	569
	Power Finance Corp. Ltd.	347,114	507
	REC Ltd.	253,207	437
	Mphasis Ltd.	16,468	392
	Indian Oil Corp. Ltd.	283,241	346
	NMDC Ltd.	160,314	336
	Coal India Ltd.	118,736	213
	Oil India Ltd.	128,205	210
	Oracle Financial Services Software Ltd.	4,192	197
	Hindustan Zinc Ltd.	43,111	177
	NHPC Ltd.	473,396	155
	Castrol India Ltd.	78,808	134
	Sun TV Network Ltd.	15,984	117
			29,524
Indonesia (0.4%)
	Bank Rakyat Indonesia Persero Tbk PT	11,838,700	3,313
	Telkom Indonesia Persero Tbk PT	9,187,100	2,030
	Bank Mandiri Persero Tbk PT	4,452,700	1,896
	Astra International Tbk PT	4,866,600	1,849
	PT United Tractors	381,204	558
	Indofood Sukses Makmur Tbk PT	1,122,100	506
	Indocement Tunggal Prakarsa Tbk PT	430,500	382
	Hanjaya Mandala Sampoerna Tbk PT	3,280,000	299
	Indofood CBP Sukses Makmur Tbk PT	490,100	295
	Bukit Asam Tbk PT	818,800	134
	Bank Danamon Indonesia Tbk PT	153,600	28
			11,290
Israel (0.2%)
*	Bank Leumi Le-Israel BM	349,207	2,451
*	Bank Hapoalim BM	261,182	2,076
	ICL Group Ltd.	163,528	1,047
	Gazit-Globe Ltd.	10,908	71
			5,645
Italy (1.9%)
	Enel SPA	1,766,242	17,538
*	Intesa Sanpaolo SPA	3,651,644	10,181
	Eni SPA	521,524	6,212
	Assicurazioni Generali SPA	297,521	5,955
	Snam SPA (MTAA)	520,652	2,930
	Terna Rete Elettrica Nazionale SPA	330,597	2,437
[2]	Poste Italiane SPA	110,784	1,450
	Telecom Italia SPA Savings Shares	1,503,668	882
[2]	Infrastrutture Wireless Italiane SPA	74,314	867
	A2A SPA	403,474	789
	Italgas SPA	107,811	703
	Banca Mediolanum SPA	70,562	658

International High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Hera SPA	113,016	455
UnipolSai Assicurazioni SPA	101,841	316
		51,373
Japan (11.0%)
Toyota Motor Corp.	561,913	42,045
Mitsubishi UFJ Financial Group Inc.	2,870,700	15,272
KDDI Corp.	388,000	11,729
Honda Motor Co. Ltd.	392,400	11,701
Takeda Pharmaceutical Co. Ltd.	331,100	11,059
Sumitomo Mitsui Financial Group Inc.	301,254	10,583
ITOCHU Corp.	305,484	9,537
Softbank Corp.	619,982	7,992
Mitsui & Co. Ltd.	369,212	7,792
Mizuho Financial Group Inc.	540,820	7,612
Mitsubishi Corp.	269,600	7,455
Tokio Marine Holdings Inc.	149,234	7,157
Nippon Telegraph & Telephone Corp.	279,700	7,052
Bridgestone Corp.	129,300	5,182
Canon Inc.	208,200	4,951
ORIX Corp.	276,000	4,456
Japan Tobacco Inc.	236,600	4,438
Daiwa House Industry Co. Ltd.	145,100	4,303
Dai-ichi Life Holdings Inc.	237,600	4,290
Nomura Holdings Inc.	697,000	3,746
Sumitomo Corp.	267,538	3,636
Kirin Holdings Co. Ltd.	167,700	3,149
Asahi Kasei Corp.	296,400	3,122
Marubeni Corp.	374,400	3,118
ENEOS Holdings Inc.	718,705	3,091
MS&AD Insurance Group Holdings Inc.	107,100	3,039
Sumitomo Mitsui Trust Holdings Inc.	85,600	2,917
Sompo Holdings Inc.	78,500	2,917
Sekisui House Ltd.	139,702	2,829
Sumitomo Electric Industries Ltd.	181,000	2,693
Mitsubishi Chemical Holdings Corp.	312,100	2,323
Resona Holdings Inc.	559,700	2,304
Subaru Corp.	121,609	2,261
Toyota Tsusho Corp.	51,400	2,178
Japan Post Holdings Co. Ltd.	253,874	2,133
Mitsubishi Heavy Industries Ltd.	69,800	2,078
Chubu Electric Power Co. Inc.	169,400	2,053
AGC Inc.	43,300	1,974
Daiwa Securities Group Inc.	367,914	1,963
Sumitomo Chemical Co. Ltd.	370,700	1,892
Lixil Corp.	64,700	1,753
Kansai Electric Power Co. Inc.	174,800	1,736
Yamaha Motor Co. Ltd.	68,700	1,717
Taisei Corp.	46,100	1,703
T&D Holdings Inc.	134,700	1,653
SBI Holdings Inc.	58,200	1,645
Daito Trust Construction Co. Ltd.	14,500	1,542
Kajima Corp.	110,000	1,522
Inpex Corp.	222,100	1,511
Obayashi Corp.	154,000	1,409
Idemitsu Kosan Co. Ltd.	58,353	1,396

International High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Aisin Corp.	35,900	1,382
Nippon Yusen KK	33,500	1,317
Mitsui Chemicals Inc.	40,800	1,284
Dai Nippon Printing Co. Ltd.	62,100	1,231
Tosoh Corp.	69,000	1,223
Seiko Epson Corp.	68,000	1,160
Trend Micro Inc.	24,300	1,157
Shimizu Corp.	140,600	1,152
Kyushu Electric Power Co. Inc.	117,700	1,079
Concordia Financial Group Ltd.	281,300	1,058
Tohoku Electric Power Co. Inc.	119,000	1,051
Marui Group Co. Ltd.	53,300	1,002
Japan Post Bank Co. Ltd.	109,348	1,000
Mitsubishi Gas Chemical Co. Inc.	43,200	998
Haseko Corp.	73,086	980
Chiba Bank Ltd.	155,500	972
Kuraray Co. Ltd.	88,600	963
Denka Co. Ltd.	24,200	948
Chugoku Electric Power Co. Inc.	78,835	882
Amada Co. Ltd.	80,300	871
NGK Spark Plug Co. Ltd.	51,300	857
Iida Group Holdings Co. Ltd.	33,700	821
Hulic Co. Ltd.	68,300	779
Mitsubishi HC Capital Inc. (XTKS)	131,820	758
Fukuoka Financial Group Inc.	44,200	754
Kyowa Exeo Corp.	27,300	726
Aozora Bank Ltd.	31,600	680
Nomura Real Estate Holdings Inc.	27,300	673
Electric Power Development Co. Ltd.	40,200	644
Tokyo Tatemono Co. Ltd.	41,400	613
Teijin Ltd.	36,000	593
Mebuki Financial Group Inc.	256,600	560
Konica Minolta Inc.	95,400	541
Kaneka Corp.	13,300	518
J Front Retailing Co. Ltd.	52,500	501
Sanwa Holdings Corp.	38,700	500
Penta-Ocean Construction Co. Ltd.	62,800	490
Sumitomo Rubber Industries Ltd.	39,200	486
DIC Corp.	18,600	475
Yokohama Rubber Co. Ltd.	24,900	463
Hachijuni Bank Ltd.	129,000	441
Lawson Inc.	9,700	436
Ube Industries Ltd.	20,400	413
Hirogin Holdings Inc.	74,600	412
Nippon Electric Glass Co. Ltd.	16,200	410
Daicel Corp.	52,300	404
Gunma Bank Ltd.	123,100	403
Credit Saison Co. Ltd.	34,900	402
Seven Bank Ltd.	185,700	400
Yamaguchi Financial Group Inc.	65,200	386
Cosmo Energy Holdings Co. Ltd.	17,500	375
Kaken Pharmaceutical Co. Ltd.	8,500	350
Aica Kogyo Co. Ltd.	9,600	341
Tokuyama Corp.	14,900	337
Toda Corp.	45,600	326

International High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Miraca Holdings Inc.	9,700	317
AEON Financial Service Co. Ltd.	23,100	263
Nippon Paper Industries Co. Ltd.	20,900	257
Heiwa Corp.	14,300	242
Kyudenko Corp.	6,900	241
Sankyo Co. Ltd.	8,200	212
Shikoku Electric Power Co. Inc.	28,900	212
Toyota Boshoku Corp.	11,000	205
Yamato Kogyo Co. Ltd.	6,300	190
Matsui Securities Co. Ltd.	21,100	166
Tokai Rika Co. Ltd.	9,100	147
Noevir Holdings Co. Ltd.	2,900	128
Lintec Corp.	5,400	118
Fuyo General Lease Co. Ltd.	1,700	113
SKY Perfect JSAT Holdings Inc.	24,100	101
Kandenko Co. Ltd.	11,700	100
Fuji Media Holdings Inc.	6,500	79
		300,678
Kuwait (0.2%)
National Bank of Kuwait SAKP	1,541,346	4,202
Mobile Telecommunications Co. KSCP	475,209	949
Humansoft Holding Co. KSC	31,304	342
Gulf Bank KSCP	407,216	293
Boubyan Petrochemicals Co. KSCP	65,339	200
Burgan Bank SAK	149,341	111
		6,097
Malaysia (0.8%)
Public Bank Bhd.	3,553,200	3,597
Malayan Banking Bhd.	1,397,897	2,808
Tenaga Nasional Bhd.	709,433	1,724
CIMB Group Holdings Bhd.	1,638,200	1,654
Top Glove Corp. Bhd.	1,188,800	1,636
Axiata Group Bhd.	969,500	915
DiGi.Com Bhd.	854,400	874
Hartalega Holdings Bhd.	343,700	861
MISC Bhd.	453,744	750
Maxis Bhd.	644,600	724
Genting Bhd.	578,400	702
Hong Leong Bank Bhd.	149,200	649
Supermax Corporation Bhd.	385,400	566
Petronas Gas	139,332	535
Petronas Dagangan Bhd.	96,500	474
RHB Bank Bhd.	338,600	430
Sime Darby Bhd.	699,700	386
Genting Malaysia Bhd.	530,300	373
AMMB Holdings Bhd.	511,000	371
Westports Holdings Bhd.	203,500	213
Sime Darby Property Bhd.	865,700	140
British American Tobacco Malaysia Bhd.	26,200	92
Astro Malaysia Holdings Bhd.	288,500	70
		20,544
Mexico (0.6%)
America Movil SAB de CV Series L	6,866,400	4,796
Wal-Mart de Mexico SAB de CV	1,173,535	3,842

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Grupo Mexico SAB de CV Series B	706,900	3,195
*	Grupo Aeroportuario del Pacifico SAB de CV Class B	95,954	986
	Coca-Cola Femsa SAB de CV	163,000	763
	Orbia Advance Corp. SAB de CV	201,000	561
	Alfa SAB de CV Class A	613,700	429
	Promotora y Operadora de Infraestructura SAB de CV	51,265	396
	Kimberly-Clark de Mexico SAB de CV Class A	162,100	280
	Megacable Holdings SAB de CV	35,700	131
*	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	111,500	126
	Grupo Lala SAB de CV	124,400	92
			15,597
Netherlands (1.1%)
	ING Groep NV	861,391	11,004
	Koninklijke Ahold Delhaize NV	243,187	6,545
	NN Group NV	72,622	3,622
	Koninklijke KPN NV	798,976	2,756
	Aegon NV	425,445	1,972
	Randstad NV	23,023	1,661
[2]	Signify NV	26,954	1,531
	ASR Nederland NV	34,367	1,501
	Koninklijke Vopak NV	16,559	758
			31,350
New Zealand (0.2%)
	Spark New Zealand Ltd.	455,425	1,433
	Meridian Energy Ltd.	298,605	1,138
	Contact Energy Ltd.	175,984	950
	Fletcher Building Ltd.	172,508	897
	Mercury NZ Ltd.	170,911	847
			5,265
Norway (0.9%)
	DNB ASA	229,324	4,918
	Equinor ASA	223,816	4,519
	Telenor ASA	149,761	2,668
	Mowi ASA	102,586	2,531
	Yara International ASA	41,990	2,190
	Orkla ASA	185,204	1,888
	Norsk Hydro ASA	289,725	1,845
	Salmar ASA	13,069	904
	Aker BP ASA	26,507	755
	Gjensidige Forsikring ASA	30,681	697
	Leroy Seafood Group ASA	52,329	480
	Aker ASA Class A	5,053	376
			23,771
Pakistan (0.0%)
	Habib Bank Ltd.	125,375	102
	Pakistan Petroleum Ltd.	146,680	78
	Fauji Fertilizer Co. Ltd.	112,299	77
	Oil & Gas Development Co. Ltd.	119,600	71
			328
Philippines (0.1%)
	International Container Terminal Services Inc.	223,640	603
	PLDT Inc.	22,075	583
	Manila Electric Co.	74,150	420
	Globe Telecom Inc.	8,660	329

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Metro Pacific Investments Corp.	2,824,000	237
	Aboitiz Power Corp.	315,800	151
	LT Group Inc.	457,200	127
	DMCI Holdings Inc.	702,800	78
	Semirara Mining & Power Corp. Class A	185,720	47
			2,575
Poland (0.1%)
	Polski Koncern Naftowy ORLEN SA	76,208	1,339
	Cyfrowy Polsat SA	51,594	401
			1,740
Portugal (0.2%)
	EDP - Energias de Portugal SA	615,578	3,422
	Galp Energia SGPS SA	134,500	1,549
			4,971
Qatar (0.5%)
	Qatar National Bank QPSC	1,013,302	4,975
	Industries Qatar QSC	452,703	1,670
	Qatar Islamic Bank SAQ	283,794	1,356
	Masraf Al Rayan QSC	779,571	957
	Commercial Bank PSQC	481,149	713
	Qatar Fuel QSC	120,719	602
	Qatar Electricity & Water Co. QSC	122,608	579
	Qatar Gas Transport Co. Ltd.	602,147	521
	Ooredoo QPSC	210,646	410
	Qatar International Islamic Bank QSC	148,644	377
	Barwa Real Estate Co.	393,957	350
	Doha Bank QPSC	289,407	209
	Vodafone Qatar QSC	200,348	97
			12,816
Romania (0.0%)
	Banca Transilvania SA	871,901	530
Russia (1.7%)
	Sberbank of Russia PJSC	2,286,455	9,033
	Gazprom PJSC ADR	748,819	4,541
	Novatek PJSC	247,376	4,462
	LUKOIL PJSC ADR	49,539	3,792
	Gazprom PJSC	936,916	2,856
	Lukoil PJSC	33,605	2,591
	MMC Norilsk Nickel PJSC	6,470	2,207
	MMC Norilsk Nickel PJSC ADR	53,701	1,821
	Tatneft PJSC ADR	44,997	1,807
	Rosneft Oil Co. PJSC (Registered) GDR	190,781	1,316
	Surgutneftegas PJSC Preference Shares	1,990,804	1,134
	Mobile TeleSystems PJSC ADR	112,115	950
	Novolipetskiy Metallurgicheskiy Kombinat PJSC	263,816	931
	Alrosa PJSC	617,320	892
	Severstal PAO GDR (Registered)	34,635	815
	Moscow Exchange MICEX-RTS PJSC	336,750	792
	Transneft PJSC Preference Shares	410	772
*	Polyus PJSC	4,002	738
	VTB Bank PJSC GDR (Registered)	505,128	670
*	Inter Rao Ues PJSC	8,451,000	551
	Magnit PJSC	7,889	536

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Rosneft Oil Co. PJSC	76,170	531
	Magnit PJSC GDR (Registered)	36,161	509
	Tatneft PJSC	74,898	504
*	United Co. Rusal International	639,220	429
	Polyus PJSC (Registered) GDR	4,270	396
	Magnitogorsk Iron & Steel Works PJSC	320,000	277
*	Rostelecom PJSC	188,410	260
	Sistema PJSFC	519,100	234
*	RusHydro PJSC	21,425,000	233
	Tatneft PJSC Preference Shares	37,113	230
	Severstal PAO PJSC	9,421	222
	PhosAgro PJSC	3,654	212
	PhosAgro PJSC GDR (Registered)	10,445	192
*	Federal Grid Co.	48,020,000	136
	Unipro PJSC	1,744,000	67
*	Mosenergo PJSC	1,739,000	52
	Mobile TeleSystems PJSC	9,210	39
			47,730
Saudi Arabia (1.3%)
	National Commercial Bank	472,524	7,154
	Saudi Basic Industries Corp.	198,959	6,557
[2]	Saudi Arabian Oil Co.	604,872	5,704
	Saudi Telecom Co.	137,197	4,639
	Riyad Bank	327,402	2,325
	Saudi Electricity Co.	185,694	1,286
	SABIC Agri-Nutrients Co.	45,394	1,268
	Yanbu National Petrochemical Co.	53,562	1,040
	Arab National Bank	138,901	841
	Jarir Marketing Co.	14,105	748
	Advanced Petrochemical Co.	27,972	604
	Sahara International Petrochemical Co.	69,054	499
	Abdullah Al Othaim Markets Co.	11,586	416
	Saudi Industrial Investment Group	42,422	400
	Bank Al-Jazira	76,846	391
	National Petrochemical Co.	27,816	359
	Southern Province Cement Co.	13,218	297
	Saudi Cement Co.	14,858	257
	Arabian Centres Co. Ltd.	32,218	213
	Qassim Cement Co.	8,259	186
*	Seera Group Holding	28,116	149
	Yanbu Cement Co.	10,906	125
	Saudia Dairy & Foodstuff Co.	1,758	79
			35,537
Singapore (1.3%)
	DBS Group Holdings Ltd.	404,278	9,060
	Oversea-Chinese Banking Corp. Ltd.	785,400	7,180
	United Overseas Bank Ltd.	284,645	5,674
	Singapore Telecommunications Ltd.	1,552,088	2,912
	CapitaLand Ltd.	663,200	1,849
	Singapore Exchange Ltd.	202,232	1,584
	Keppel Corp. Ltd.	354,612	1,441
	Singapore Technologies Engineering Ltd.	398,000	1,152
	Venture Corp. Ltd.	71,800	1,083
	Genting Singapore Ltd.	1,517,700	984
	ComfortDelGro Corp. Ltd.	540,000	697

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Singapore Press Holdings Ltd.	300,700	415
	NetLink NBN Trust	570,000	415
	Jardine Cycle & Carriage Ltd.	18,800	327
	Sembcorp Industries Ltd.	188,000	299
	Hutchison Port Holdings Trust Class U	1,014,500	253
	Golden Agri-Resources Ltd.	1,238,900	232
	Singapore Post Ltd.	295,700	171
	Olam International Ltd.	109,400	143
	StarHub Ltd.	108,700	110
	SIA Engineering Co. Ltd.	47,400	81
	Frasers Property Ltd.	26,825	25
	Singapore Telecommunications Ltd. (XSES)	8,800	17
			36,104
South Africa (1.2%)
	FirstRand Ltd.	1,128,858	3,971
	Impala Platinum Holdings Ltd.	184,436	3,446
	Sibanye Stillwater Ltd.	646,074	3,006
*	MTN Group	383,048	2,423
	Standard Bank Group Ltd.	259,696	2,112
	Anglo American Platinum Ltd.	14,672	2,004
	Anglogold Ltd.	92,922	1,917
	Gold Fields Ltd.	192,723	1,808
	Sanlam Ltd.	416,814	1,609
	Vodacom Group Ltd.	143,725	1,246
	Shoprite Holdings Ltd.	111,491	1,111
	Old Mutual Ltd. (XZIM)	1,120,192	975
	Remgro Ltd.	118,713	901
	Nedbank Group Ltd.	87,670	893
	Mr Price Group Ltd.	68,477	857
	NEPI Rockcastle plc	101,312	682
	Exxaro Resources Ltd.	62,153	652
	SPAR Group Ltd.	51,225	647
	Tiger Brands Ltd.	46,667	627
	Kumba Iron Ore Ltd.	10,939	496
	Harmony Gold Mining Co. Ltd.	109,599	494
	African Rainbow Minerals Ltd.	20,990	392
	AVI Ltd.	60,172	294
	Truworths International Ltd.	87,445	290
	Momentum Metropolitan Holdings	196,280	261
	Pick n Pay Stores Ltd.	68,187	255
	Coronation Fund Managers Ltd.	52,173	198
	Investec Ltd.	49,381	188
*	Santam Ltd.	7,834	138
*	Liberty Holdings Ltd.	21,815	87
			33,980
South Korea (1.4%)
	POSCO	14,983	4,897
	KB Financial Group Inc.	87,635	4,314
	Shinhan Financial Group Co. Ltd.	103,496	3,719
	Hana Financial Group Inc.	67,496	2,767
[3]	LG Corp.	19,766	2,236
	KT&G Corp.	26,379	1,952
	SK Telecom Co. Ltd. ADR	58,931	1,770
	Samsung Fire & Marine Insurance Co. Ltd.	7,263	1,290
	Korea Electric Power Corp.	59,080	1,254

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Woori Financial Group Inc.	120,801	1,161
	Samsung Life Insurance Co. Ltd.	15,522	1,137
	Korea Zinc Co. Ltd.	2,286	914
	Korea Investment Holdings Co. Ltd.	8,255	829
	Mirae Asset Securities Co. Ltd.	81,564	731
	Hyundai Heavy Industries Holdings Co. Ltd.	10,455	660
	Hyundai Motor Co. Preference Shares (XKRS)	6,913	658
*	Kangwon Land Inc.	28,592	647
	Industrial Bank of Korea	73,293	638
	GS Holdings Corp.	15,489	597
	LG Uplus Corp.	45,756	542
	BNK Financial Group Inc.	78,288	539
	Samsung Securities Co. Ltd.	13,305	508
	GS Engineering & Construction Corp.	12,410	491
	Hyundai Motor Co. Preference Shares	4,693	449
	S-1 Corp.	5,304	388
	DB Insurance Co. Ltd.	8,618	379
	Lotte Shopping Co. Ltd.	3,009	334
	DGB Financial Group Inc.	42,020	334
	NH Investment & Securities Co. Ltd.	24,405	281
	Cheil Worldwide Inc.	13,341	263
	Hyundai Marine & Fire Insurance Co. Ltd.	11,183	244
	KCC Corp.	858	241
	Lotte Corp.	6,271	206
	DL Holdings Co. Ltd.	2,383	202
	LOTTE Fine Chemical Co. Ltd.	3,199	194
	Samsung Card Co. Ltd.	5,849	185
	Posco International Corp.	9,498	179
	Doosan Bobcat Inc.	4,315	176
*	Korea Gas Corp.	5,303	166
	SSANGYONG C&E Co. Ltd.	19,061	133
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	937	132
	KEPCO Plant Service & Engineering Co. Ltd.	4,297	131
	Hyundai Motor Co.	346	66
	Hanwha Corp. Preference Shares	3,489	47
	Mirae Asset Securities Co. Ltd. Preference Shares	9,728	43
			39,024
Spain (2.6%)
	Iberdrola SA (XMAD)	1,348,352	18,222
	Banco Santander SA	3,759,859	14,504
[1]	Industria de Diseno Textil SA	242,870	8,642
	Banco Bilbao Vizcaya Argentaria SA	1,432,870	8,023
	Telefonica SA	985,353	4,566
	Repsol SA	276,155	3,296
	CaixaBank SA	948,896	3,036
	Endesa SA	73,513	1,934
	Red Electrica Corp. SA	103,019	1,891
	Naturgy Energy Group SA	68,871	1,769
	ACS Actividades de Construccion y Servicios SA	54,200	1,766
	Enagas SA	62,395	1,358
	Acciona SA	5,552	965
	Bankinter SA	171,203	936
	Mapfre SA	285,400	613
	Zardoya Otis SA	57,783	366

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
*	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	171,203	336
			72,223
Sweden (1.7%)
	Investor AB Class B	106,399	9,032
	Volvo AB Class B	338,958	8,278
	Skandinaviska Enskilda Banken AB Class A	341,798	4,379
	Swedbank AB Class A	224,746	3,945
	Svenska Handelsbanken AB Class A	339,935	3,937
[1]	Boliden AB	66,119	2,572
	Telia Co. AB	618,343	2,562
	SKF AB Class B	91,578	2,366
	Skanska AB Class B	86,486	2,342
	Tele2 AB Class B	128,359	1,658
	Castellum AB	66,563	1,621
	Lundin Energy AB	47,277	1,508
	Electrolux AB Class B	45,871	1,287
	Securitas AB Class B	56,396	960
	ICA Gruppen AB	15,165	699
	Skandinaviska Enskilda Banken AB Class C	2,521	32
			47,178
Switzerland (9.0%)
	Nestle SA (Registered)	636,158	75,913
	Novartis AG (Registered)	472,182	40,294
	Roche Holding AG	122,080	39,817
	Roche Holding AG (Bearer)	41,025	14,265
	Zurich Insurance Group AG	33,580	13,777
	ABB Ltd. (Registered)	384,665	12,495
	UBS Group AG (Registered)	764,802	11,679
	LafargeHolcim Ltd. (Registered) (XSWX)	114,750	7,081
	Swiss Re AG	63,572	5,902
	SGS SA (Registered)	1,423	4,211
	Swiss Life Holding AG (Registered)	7,576	3,691
	Julius Baer Group Ltd.	52,084	3,278
	Swisscom AG (Registered)	5,885	3,195
	Adecco Group AG (Registered)	37,083	2,513
	Baloise Holding AG (Registered)	11,039	1,867
	Swiss Prime Site AG (Registered)	18,418	1,792
	PSP Swiss Property AG (Registered)	10,617	1,310
	Clariant AG (Registered)	59,082	1,238
	Helvetia Holding AG (Registered)	8,796	1,058
	DKSH Holding AG	9,503	765
	Banque Cantonale Vaudoise (Registered)	5,723	583
	OC Oerlikon Corp. AG (Registered)	37,554	439
	Sulzer AG (Registered)	3,497	398
			247,561
Taiwan (4.3%)
	Hon Hai Precision Industry Co. Ltd.	2,723,000	11,194
	Delta Electronics Inc.	483,802	5,183
	United Microelectronics Corp.	2,398,000	4,783
	Formosa Plastics Corp.	1,098,879	4,154
	Nan Ya Plastics Corp.	1,242,000	3,903
	China Steel Corp.	2,757,000	3,858
	Fubon Financial Holding Co. Ltd.	1,663,000	3,811
	Chunghwa Telecom Co. Ltd.	865,000	3,526

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Cathay Financial Holding Co. Ltd.	1,878,388	3,507
	Chinatrust Financial Holding Co. Ltd.	4,208,120	3,425
	Uni-President Enterprises Corp.	1,099,000	2,944
	Novatek Microelectronics Corp.	131,000	2,890
	Mega Financial Holding Co. Ltd.	2,461,000	2,872
	Formosa Chemicals & Fibre Corp.	765,000	2,480
	Yuanta Financial Holding Co. Ltd.	2,585,360	2,398
	Asustek Computer Inc.	159,268	2,133
	Taiwan Cement Corp.	1,113,365	2,072
	Quanta Computer Inc.	589,000	2,061
	Realtek Semiconductor Corp.	108,000	2,037
	Chailease Holding Co. Ltd.	282,494	2,036
	Yageo Corp.	105,000	2,022
	Innolux Corp.	1,892,000	2,020
	ASE Technology Holding Co. Ltd.	444,171	1,856
	First Financial Holding Co. Ltd.	2,248,973	1,839
*	Evergreen Marine Corp. Taiwan Ltd.	542,000	1,525
	Globalwafers Co. Ltd.	49,000	1,502
	Hua Nan Financial Holdings Co. Ltd.	2,180,468	1,481
	ASE Technology Holding Co. Ltd. ADR	172,889	1,437
	Formosa Petrochemical Corp.	380,000	1,405
	Accton Technology Corp.	120,000	1,359
	Taiwan Mobile Co. Ltd.	373,000	1,334
	Pegatron Corp.	470,000	1,231
	Catcher Technology Co. Ltd.	168,672	1,190
	Sinopac Holdings Co.	2,508,641	1,190
	President Chain Store Corp.	122,000	1,179
	Shanghai Commercial & Savings Bank Ltd.	755,000	1,170
	Taishin Financial Holding Co. Ltd.	2,312,982	1,166
	Lite-On Technology Corp.	494,194	1,120
	Asia Cement Corp.	571,000	1,016
	Micro-Star International Co. Ltd.	153,000	1,002
	Far Eastern New Century Corp.	839,000	995
	Walsin Technology Corp.	113,000	970
	Far EasTone Telecommunications Co. Ltd.	399,000	929
	Vanguard International Semiconductor Corp.	215,000	910
	Cheng Shin Rubber Industry Co. Ltd.	466,994	901
	Eclat Textile Co. Ltd.	46,200	885
	Pou Chen Corp.	663,000	842
	Sino-American Silicon Products Inc.	117,000	814
	Compal Electronics Inc.	910,000	811
	Acer Inc.	646,000	790
	Feng TAY Enterprise Co. Ltd.	103,280	764
	Wistron Corp.	644,656	751
	Inventec Corp.	734,994	713
	Synnex Technology International Corp.	328,000	651
	Nanya Technology Corp.	195,000	631
	Teco Electric and Machinery Co. Ltd.	504,000	628
	Powertech Technology Inc.	152,000	603
	Foxconn Technology Co. Ltd.	242,190	595
	Zhen Ding Technology Holding Ltd.	157,000	593
	Wiwynn Corp.	18,000	585
	Chicony Electronics Co. Ltd.	141,370	426
	Nien Made Enterprise Co. Ltd.	26,000	419
	Taiwan Fertilizer Co. Ltd.	141,000	307

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Formosa Taffeta Co. Ltd.	198,000	234
	Taiwan Secom Co. Ltd.	53,000	181
	Transcend Information Inc.	52,000	150
			116,389
Thailand (0.8%)
	PTT PCL	3,470,500	4,442
	Siam Cement PCL (Registered)	199,750	2,960
	Siam Commercial Bank PCL	560,700	1,889
	Advanced Info Service PCL	266,604	1,463
	PTT Exploration & Production PCL	358,530	1,363
	PTT Global Chemical PCL	569,999	1,236
	Intouch Holdings PCL Class F	561,106	1,148
	Kasikornbank PCL NVDR	206,300	873
	Krung Thai Bank PCL	1,806,500	655
	Charoen Pokphand Foods PCL	701,900	653
	Bangkok Bank PCL (Registered)	113,700	443
	Digital Telecommunications Infrastructure Fund Class F	1,120,197	435
	Sri Trang Gloves Thailand PCL	299,500	425
	Banpu PCL (Registered)	1,071,200	422
	TMB Bank PCL	10,617,600	398
	Osotspa PCL	328,800	377
	Land & Houses PCL (Registered)	1,322,600	367
	Electricity Generating PCL	64,600	366
	BTS Group Holdings PCL	1,250,700	359
	Thai Union Group PCL Class F	598,200	290
	IRPC PCL	2,183,000	289
	Ratch Group PCL	146,800	238
	Kasikornbank PCL	41,900	177
	Siam Commercial Bank PCL NVDR	30,700	104
	Siam City Cement PCL	17,732	103
	Bangkok Life Assurance PCL NVDR	98,900	80
	Land & Houses PCL NVDR	252,900	70
			21,625
Turkey (0.2%)
	Eregli Demir ve Celik Fabrikalari TAS	354,956	815
	BIM Birlesik Magazalar AS	98,424	772
	Turkcell Iletisim Hizmetleri AS	307,165	550
	Akbank TAS	695,740	411
	Turkiye Garanti Bankasi AS	451,983	394
	Turkiye Is Bankasi AS Class C	508,622	300
	Ford Otomotiv Sanayi AS	13,522	287
	Turkiye Sise ve Cam Fabrikalari AS	259,877	236
	Haci Omer Sabanci Holding AS	188,005	184
	Enka Insaat ve Sanayi AS	147,429	140
	Coca-Cola Icecek AS	13,419	128
	Anadolu Efes Biracilik Ve Malt Sanayii AS	34,663	98
	Tofas Turk Otomobil Fabrikasi AS	22,707	82
	Arcelik AS	17,517	73
	Tekfen Holding AS	36,865	71
	Iskenderun Demir ve Celik AS	33,322	54
[2]	Enerjisa Enerji AS	30,193	37
	Turk Telekomunikasyon AS	41,704	32
			4,664

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
United Arab Emirates (0.4%)
	First Abu Dhabi Bank PJSC	978,369	3,787
	Emirates Telecommunications Group Co. PJSC	386,125	2,226
	Emirates NBD Bank PJSC	546,367	1,851
	Abu Dhabi Commercial Bank PJSC	602,706	1,027
	Aldar Properties PJSC	837,806	798
	Dubai Islamic Bank PJSC	481,304	582
	Abu Dhabi Islamic Bank PJSC	288,344	378
	Dana Gas PJSC	1,073,947	240
	Dubai Investments PJSC	388,932	163
*	Air Arabia PJSC	448,581	156
			11,208
United Kingdom (13.3%)
	AstraZeneca plc	302,142	32,161
	HSBC Holdings plc	4,682,629	29,237
	Rio Tinto plc	248,559	20,819
	GlaxoSmithKline plc	1,091,613	20,173
	British American Tobacco plc	501,405	18,604
	BP plc	4,381,546	18,343
	Unilever plc (XLON)	301,806	17,679
	Royal Dutch Shell plc Class A	899,843	16,932
	Unilever plc	279,987	16,349
	Royal Dutch Shell plc Class B	820,381	14,680
	BHP Group plc	477,086	14,367
	Anglo American plc	280,576	11,896
	Vodafone Group plc	5,848,018	11,036
	National Grid plc	809,861	10,209
	Glencore plc	2,469,565	10,059
	Barclays plc	3,994,923	9,672
	BAE Systems plc	750,988	5,246
	Legal & General Group plc	1,374,981	5,162
	Aviva plc	917,803	5,074
	SSE plc	240,395	4,874
	Tesco plc	1,563,404	4,772
	Imperial Brands plc	203,942	4,251
	3i Group plc	226,591	4,013
	WPP plc	270,931	3,653
	Persimmon plc	71,837	3,108
	Mondi plc (XLON)	108,448	2,944
	Natwest Group plc	1,079,687	2,930
	Barratt Developments plc	229,215	2,444
	St. James's Place plc	127,985	2,407
	Sage Group plc	248,917	2,193
	RSA Insurance Group plc	232,683	2,191
	United Utilities Group plc	159,258	2,130
	Admiral Group plc	48,756	2,107
	Pearson plc	180,777	2,074
	Intermediate Capital Group plc	68,137	2,057
	Standard Life Aberdeen plc	523,902	2,008
	Severn Trent plc	56,951	1,949
	M&G plc	623,628	1,872
	Berkeley Group Holdings plc	28,611	1,828
	Polymetal International plc	86,733	1,791
	DS Smith plc	293,351	1,705
	B&M European Value Retail SA	200,469	1,567

International High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Bellway plc	30,530	1,523
	Pennon Group plc	99,318	1,419
	Schroders plc	26,395	1,315
	J Sainsbury plc	397,364	1,305
	Wm Morrison Supermarkets plc	534,072	1,283
	Direct Line Insurance Group plc	325,786	1,282
	Phoenix Group Holdings plc	130,190	1,277
	Tate & Lyle plc	114,451	1,266
	Evraz plc	136,837	1,213
[2]	Quilter plc	450,210	1,017
	Ashmore Group plc	112,489	622
	Fresnillo plc	45,108	513
	British American Tobacco plc ADR	4,220	158
			362,759
Total Common Stocks (Cost $2,469,530)			2,709,257
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[4,5]	Vanguard Market Liquidity Fund, 0.068% (Cost $46,913)	469,137	46,914
Total Investments (100.8%) (Cost $2,516,443)			2,756,171
Other Assets and Liabilities—Net (-0.8%)			(20,819)
Net Assets (100%)			2,735,352
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $35,505,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $29,113,000, representing 1.1% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $38,036,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	June 2021	181	20,429	38
MSCI Emerging Markets Index	June 2021	56	3,742	(6)
				32

International High Dividend Yield Index Fund
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Standard Chartered Bank	6/16/21	USD	1,859	CHF	1,711	—	(18)
Royal Bank of Canada	6/16/21	USD	1,259	GBP	916	—	(6)
BNP Paribas	6/16/21	USD	3,993	JPY	439,964	—	(34)
						—	(58)
CHF—Swiss franc.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Statement of Assets and Liabilities
As of April 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,469,530)	2,709,257
Affiliated Issuers (Cost $46,913)	46,914
Total Investments in Securities	2,756,171
Investment in Vanguard	94
Cash	618
Cash Collateral Pledged—Futures Contracts	1,536
Receivables for Investment Securities Sold	1,392
Receivables for Accrued Income	17,582
Receivables for Capital Shares Issued	333
Total Assets	2,777,726
Liabilities
Foreign Currency Due to Custodian, at Value (Proceeds $2,004)	1,994
Payables for Investment Securities Purchased	928
Collateral for Securities on Loan	38,036
Payables for Capital Shares Redeemed	243
Payables to Vanguard	214
Variation Margin Payable—Futures Contracts	338
Unrealized Depreciation—Forward Currency Contracts	58
Deferred Foreign Capital Gains Taxes	563
Total Liabilities	42,374
Net Assets	2,735,352

International High Dividend Yield Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	2,534,729
Total Distributable Earnings (Loss)	200,623
Net Assets	2,735,352

ETF Shares—Net Assets
Applicable to 35,456,849 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,368,955
Net Asset Value Per Share—ETF Shares	$66.81

Admiral Shares—Net Assets
Applicable to 11,315,544 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	366,397
Net Asset Value Per Share—Admiral Shares	$32.38

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Dividends[1]	45,055
Interest[2]	5
Securities Lending—Net	92
Total Income	45,152
Expenses
The Vanguard Group—Note B
Investment Advisory Services	169
Management and Administrative—ETF Shares	2,024
Management and Administrative—Admiral Shares	364
Marketing and Distribution—ETF Shares	41
Marketing and Distribution—Admiral Shares	6
Custodian Fees	206
Shareholders’ Reports—ETF Shares	9
Shareholders’ Reports—Admiral Shares	—
Trustees’ Fees and Expenses	—
Total Expenses	2,819
Net Investment Income	42,333
Realized Net Gain (Loss)
Investment Securities Sold[2]	58,699
Futures Contracts	2,770
Forward Currency Contracts	(45)
Foreign Currencies	(58)
Realized Net Gain (Loss)	61,366
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	475,459
Futures Contracts	442
Forward Currency Contracts	(8)
Foreign Currencies	48
Change in Unrealized Appreciation (Depreciation)	475,941
Net Increase (Decrease) in Net Assets Resulting from Operations	579,640
1	Dividends are net of foreign withholding taxes of $4,551,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $563,000.

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	42,333	59,565
Realized Net Gain (Loss)	61,366	(110,009)
Change in Unrealized Appreciation (Depreciation)	475,941	(210,218)
Net Increase (Decrease) in Net Assets Resulting from Operations	579,640	(260,662)
Distributions
ETF Shares	(28,544)	(46,653)
Admiral Shares	(5,082)	(9,161)
Total Distributions	(33,626)	(55,814)
Capital Share Transactions
ETF Shares	585,385	328,155
Admiral Shares	12,057	117,287
Net Increase (Decrease) from Capital Share Transactions	597,442	445,442
Total Increase (Decrease)	1,143,456	128,966
Net Assets
Beginning of Period	1,591,896	1,462,930
End of Period	2,735,352	1,591,896

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,				February 25, 2016[1] to October 31, 2016
		2020	2019	2018	2017
Net Asset Value, Beginning of Period	$50.47	$61.27	$58.85	$65.69	$55.61	$50.00
Investment Operations
Net Investment Income[2]	1.196	2.076	2.746	2.639	2.329	1.323
Net Realized and Unrealized Gain (Loss) on Investments[3]	16.093	(10.944)	2.302	(7.097)	9.763	5.305
Total from Investment Operations	17.289	(8.868)	5.048	(4.458)	12.092	6.628
Distributions
Dividends from Net Investment Income	(.949)	(1.932)	(2.628)	(2.382)	(2.012)	(1.018)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.949)	(1.932)	(2.628)	(2.382)	(2.012)	(1.018)
Net Asset Value, End of Period	$66.81	$50.47	$61.27	$58.85	$65.69	$55.61
Total Return	34.41%	-14.55%	8.87%	-7.03%	22.03%	13.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,369	$1,325	$1,264	$889	$598	$117
Ratio of Total Expenses to Average Net Assets	0.25%	0.28%[4]	0.27%	0.32%	0.32%	0.32%[5,6]
Ratio of Net Investment Income to Average Net Assets	3.76%	3.81%	4.59%	4.06%	3.73%	3.65%[5]
Portfolio Turnover Rate[7]	20%	20%	15%	10%	8%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Includes increases from purchase and redemption fees of $.00 for 2021, $.03 for 2020, $.01 for 2019, $.02 for 2018, and $.04 for 2017.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.27%.
5	Annualized.
6	The ratio of total expenses to average net assets before an expense reimbursement of 0.31% was 0.63%. The expense reimbursement was due to higher-than-anticipated custody costs associated with a higher volume of securities transactions, which included transactions from a rebalance of the benchmark index shortly after the fund’s inception. The fund is not obligated to repay this amount to Vanguard.
7	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,				March 2, 2016[1] to October 31, 2016
		2020	2019	2018	2017
Net Asset Value, Beginning of Period	$24.45	$29.69	$28.52	$31.83	$26.92	$25.00
Investment Operations
Net Investment Income[2]	.553	1.034	1.322	1.264	1.114	.597
Net Realized and Unrealized Gain (Loss) on Investments[3]	7.835	(5.336)	1.120	(3.423)	4.743	1.817
Total from Investment Operations	8.388	(4.302)	2.442	(2.159)	5.857	2.414
Distributions
Dividends from Net Investment Income	(.458)	(.938)	(1.272)	(1.151)	(.947)	(.494)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.458)	(.938)	(1.272)	(1.151)	(.947)	(.494)
Net Asset Value, End of Period	$32.38	$24.45	$29.69	$28.52	$31.83	$26.92
Total Return[4]	34.45%[5]	-14.59%[5]	8.83%[5]	-7.00%[5]	22.04%[5]	9.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$366	$267	$199	$181	$168	$84
Ratio of Total Expenses to Average Net Assets	0.26%	0.28%[6]	0.27%	0.32%	0.32%	0.32%[7,8]
Ratio of Net Investment Income to Average Net Assets	3.61%	3.99%	4.57%	4.06%	3.73%	3.65%[7]
Portfolio Turnover Rate[9]	20%	20%	15%	10%	8%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Includes increases from purchase and redemption fees of $.00 for 2021, $.01 for 2020, $.01 for 2019, $.01 for 2018, and $.02 for 2017.
4	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
5	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
6	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.27%.
7	Annualized.
8	The ratio of total expenses to average net assets before an expense reimbursement of 0.31% was 0.63%. The expense reimbursement was due to higher-than-anticipated custody costs associated with a higher volume of securities transactions, which included transactions from a rebalance of the benchmark index shortly after the fund’s inception. The fund is not obligated to repay this amount to Vanguard.
9	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

International High Dividend Yield Index Fund
Notes to Financial Statements
Vanguard International High Dividend Yield Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The

International High Dividend Yield Index Fund
clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2021, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

International High Dividend Yield Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow

International High Dividend Yield Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2021, the fund had contributed to Vanguard capital in the amount of $94,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

International High Dividend Yield Index Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	300,712	—	—	300,712
Common Stocks—Other	4,315	2,401,243	2,987	2,408,545
Temporary Cash Investments	46,914	—	—	46,914
Total	351,941	2,401,243	2,987	2,756,171
Derivative Financial Instruments
Assets
Futures Contracts[1]	38	—	—	38
Liabilities
Futures Contracts[1]	6	—	—	6
Forward Currency Contracts	—	58	—	58
Total	6	58	—	64
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At April 30, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts	38	—	38
Total Assets	38	—	38

Unrealized Depreciation—Futures Contracts	6	—	6
Unrealized Depreciation—Forward Currency Contracts	—	58	58
Total Liabilities	6	58	64

International High Dividend Yield Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2021, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	2,770	—	2,770
Forward Currency Contracts	—	(45)	(45)
Realized Net Gain (Loss) on Derivatives	2,770	(45)	2,725
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	442	—	442
Forward Currency Contracts	—	(8)	(8)
Change in Unrealized Appreciation (Depreciation) on Derivatives	442	(8)	434
E.	As of April 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,521,232
Gross Unrealized Appreciation	330,165
Gross Unrealized Depreciation	(95,252)
Net Unrealized Appreciation (Depreciation)	234,913
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2020, the fund had available capital losses totaling $119,212,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2021, the fund purchased $1,023,006,000 of investment securities and sold $429,487,000 of investment securities, other than temporary cash investments. Purchases and sales include $415,191,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.

International High Dividend Yield Index Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	585,385	9,210	377,560	6,711
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	—	—	(49,405)	(1,100)
Net Increase (Decrease)—ETF Shares	585,385	9,210	328,155	5,611
Admiral Shares
Issued[1]	30,045	984	173,979	6,455
Issued in Lieu of Cash Distributions	2,548	84	5,196	203
Redeemed[2]	(20,536)	(679)	(61,888)	(2,421)
Net Increase (Decrease)—Admiral Shares	12,057	389	117,287	4,237
1	Includes purchase fees for fiscal 2021 and 2020 of $75,000 and $728,000, respectively (fund totals).
2	Net of redemption fees for fiscal 2021 and 2020 of $47,000 and $151,000, respectively (fund totals).
H.	Management has determined that no events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard International Dividend Appreciation Index Fund and Vanguard International High Dividend Yield Index Fund has renewed the funds’ investment advisory arrangements with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the funds since their inceptions in 2016; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered each fund’s performance since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the funds’ expense ratios were well below the average expense ratios charged by funds in their respective peer groups and that the funds’ advisory expenses were also well below their peer-group averages.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Whitehall Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard International Dividend Appreciation Index Fund and Vanguard International High Dividend Yield Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138; 7,720,749;7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.
Q20152 062021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard International Dividend Appreciation Index Fund, Vanguard International High Dividend Yield Index Fund, Vanguard Global Minimum Volatility Fund, Vanguard International Explorer Fund, and Vanguard Emerging Markets Government Bond Index Fund. There were no other significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WHITEHALL FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 18, 2021

VANGUARD WHITEHALL FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: June 18, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference